UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President, William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—37.2%
*	Acxiom Corporation	82,305	$2,343
*	Adobe Systems, Inc.	52,410	6,820
*	Akamai Technologies, Inc.	44,792	2,674
*	Alphabet, Inc. Class “A”	33,377	28,297
	Booz Allen Hamilton Holding Corporation	84,160	2,979
*	CoStar Group, Inc.	18,301	3,792
	CSRA, Inc.	207,611	6,081
*	Facebook, Inc. Class “A”	100,358	14,256
*	Guidewire Software, Inc.	50,783	2,861
	j2 Global, Inc.	57,575	4,831
	Mastercard, Inc. Class “A”	151,002	16,983
*	MaxLinear, Inc.	83,222	2,334
	Microsoft Corporation	375,054	24,701
*	Red Hat, Inc.	131,670	11,390
	Texas Instruments, Inc.	102,196	8,233
*	Ultimate Software Group, Inc.	14,796	2,888
*	Vantiv, Inc. Class “A”	121,179	7,770
			149,233
	Consumer Discretionary—17.2%
*	Amazon.com, Inc.	20,667	18,322
*	Grand Canyon Education, Inc.	56,467	4,044
	Lowe’s Cos., Inc.	160,266	13,175
	Newell Brands, Inc.	143,737	6,780
	Starbucks Corporation	278,000	16,232
*	Steven Madden, Ltd.	52,615	2,028
*	The Michaels Cos., Inc.	214,904	4,812
	Vail Resorts, Inc.	17,840	3,424
			68,817
	Health Care—16.8%
*	Align Technology, Inc.	25,747	2,953
	Allergan plc†	27,878	6,661
*	BioMarin Pharmaceutical, Inc.	37,100	3,257
	Bristol-Myers Squibb Co.	132,714	7,217
	Danaher Corporation	98,532	8,427
*	Edwards Lifesciences Corporation	48,715	4,583
*	Mednax, Inc.	85,013	5,898
	Shire plc—ADR	21,897	3,815
	UnitedHealth Group, Inc.	71,000	11,645
*	Veeva Systems, Inc.	42,245	2,166
	Zoetis, Inc.	197,480	10,540
			67,162
	Industrials—10.6%
	BWX Technologies, Inc.	110,940	5,281
	Fastenal Co.	119,723	6,166
	Raytheon Co.	63,588	9,697
	The Dun & Bradstreet Corporation	49,573	5,351
	Union Pacific Corporation	94,378	9,996
*	Verisk Analytics, Inc.	73,179	5,938
			42,429

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Staples—8.7%
	Costco Wholesale Corporation	66,295	$11,117
*	Herbalife, Ltd.†	44,605	2,593
*	Monster Beverage Corporation	117,377	5,419
*	Sprouts Farmers Market, Inc.	125,090	2,892
	The Kroger Co.	314,483	9,274
	Tyson Foods, Inc.	54,945	3,391
			34,686
	Financials—6.6%
	Affiliated Managers Group, Inc.	20,073	3,291
	Intercontinental Exchange, Inc.	205,580	12,308
*	Signature Bank	30,715	4,558
	Willis Towers Watson plc†	47,977	6,279
			26,436
	Energy—1.3%
	Schlumberger, Ltd.†	67,413	5,265
	Materials—1.0%
	PPG Industries, Inc.	38,246	4,019
	Total Common Stocks—99.4% (cost $319,446)		398,047
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $1,695, collateralized by U.S. Treasury Note, 2.000%, due 11/15/26	$1,695	1,695
	Total Repurchase Agreement—0.4% (cost $1,695)		1,695
	Total Investments—99.8% (cost $321,141)		399,742
	Cash and other assets, less liabilities—0.2%		869
	Net assets—100.0%		$400,611

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—35.7%
	Accenture plc†	24,800	$2,973
*	Adobe Systems, Inc.	34,820	4,531
*	Alphabet, Inc. Class “A”	7,050	5,977
*	Alphabet, Inc. Class “C”	4,536	3,763
*	Facebook, Inc.	39,130	5,559
	Mastercard, Inc.	49,430	5,559
	Microsoft Corporation	136,220	8,972
*	Red Hat, Inc.	51,830	4,483
	Texas Instruments, Inc.	68,980	5,557
			47,374
	Consumer Discretionary—19.1%
*	Amazon.com, Inc.	8,680	7,695
*	Chipotle Mexican Grill, Inc.	5,580	2,486
*	O’Reilly Automotive, Inc.	13,930	3,759
	Starbucks Corporation	93,620	5,466
	The Home Depot, Inc.	40,990	6,019
			25,425
	Health Care—17.8%
*	Biogen, Inc.	14,310	3,913
	Bristol-Myers Squibb Co.	55,080	2,995
*	Cerner Corporation	49,930	2,938
	Danaher Corporation	37,800	3,233
	UnitedHealth Group, Inc.	36,420	5,973
	Zoetis, Inc.	84,630	4,517
			23,569
	Industrials—10.7%
	Fortive Corporation	48,630	2,929
	TransDigm Group, Inc.	11,950	2,631
	Union Pacific Corporation	57,100	6,048
*	Verisk Analytics, Inc.	32,330	2,623
			14,231
	Consumer Staples—6.5%
*	Monster Beverage Corporation	72,770	3,360
	The Estee Lauder Cos., Inc.	12,000	1,017
	The Kroger Co.	145,370	4,287
			8,664
	Financials—4.5%
	Affiliated Managers Group, Inc.	18,130	2,972
	Intercontinental Exchange, Inc.	49,380	2,957
			5,929
	Real Estate—2.0%
*	SBA Communications Corporation	21,880	2,634
	Materials—1.9%
	PPG Industries, Inc.	23,720	2,492

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Energy—1.3%
Schlumberger, Ltd.†	22,890	$1,788
Total Common Stocks—99.5% (cost $109,376)		132,106
Repurchase Agreement
Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $667, collateralized by U.S. Treasury Note, 2.000%, due 11/15/26	$667	667
Total Repurchase Agreement—0.5% (cost $667)		667
Total Investments—100.0% (cost $110,043)		132,773
Liabilities, plus cash and other assets—0.0%		(16)
Net assets—100.0%		$132,757

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—23.2%
*	Akamai Technologies, Inc.	24,079	$1,438
*	Arista Networks, Inc.	10,200	1,349
	Booz Allen Hamilton Holding Corporation	72,700	2,573
*	Check Point Software Technologies, Ltd.†	31,700	3,254
*	CoStar Group, Inc.	17,642	3,656
	CSRA, Inc.	104,100	3,049
*	Guidewire Software, Inc.	41,020	2,311
	MAXIMUS, Inc.	40,211	2,501
*	Red Hat, Inc.	47,430	4,103
*	Vantiv, Inc.	67,424	4,323
			28,557
	Consumer Discretionary—20.9%
*	CarMax, Inc.	19,800	1,173
	Hanesbrands, Inc.	130,900	2,717
	Newell Brands, Inc.	85,200	4,019
*	O’Reilly Automotive, Inc.	12,009	3,240
*	Panera Bread Co.	6,197	1,623
	Ross Stores, Inc.	56,700	3,735
	Six Flags Entertainment Corporation	57,380	3,413
	Tractor Supply Co.	46,500	3,207
	Vail Resorts, Inc.	13,130	2,520
			25,647
	Industrials—17.8%
	BWX Technologies, Inc.	52,229	2,486
*	Copart, Inc.	67,375	4,172
	Equifax, Inc.	25,800	3,528
	Fortive Corporation	22,100	1,331
	Old Dominion Freight Line, Inc.	22,186	1,898
	The Dun & Bradstreet Corporation	12,579	1,358
*	The Middleby Corporation	11,170	1,524
*	Verisk Analytics, Inc.	44,080	3,577
	Wabtec Corporation	26,200	2,044
			21,918
	Health Care—15.1%
*	ABIOMED, Inc.	9,200	1,152
*	Align Technology, Inc.	14,080	1,615
*	BioMarin Pharmaceutical, Inc.	24,231	2,127
*	Centene Corporation	41,400	2,950
	HealthSouth Corporation	32,300	1,383
*	Mednax, Inc.	35,560	2,467
*	Mettler-Toledo International, Inc.	2,901	1,389
	Perrigo Co. plc†	13,900	923
*	Veeva Systems, Inc.	31,000	1,590
	Zoetis, Inc.	55,600	2,967
			18,563
	Financials—7.3%
	Affiliated Managers Group, Inc.	8,455	1,386
	East West Bancorp, Inc.	37,600	1,940
	Intercontinental Exchange, Inc.	25,675	1,537
	Nasdaq, Inc.	24,200	1,681

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Financials—(continued)
*	Signature Bank	16,031	$2,379
			8,923
	Materials—6.8%
*	Axalta Coating Systems, Ltd.†	56,700	1,826
	Ball Corporation	50,500	3,750
	Vulcan Materials Co.	22,500	2,711
			8,287
	Real Estate—2.2%
*	SBA Communications Corporation	22,650	2,727
	Energy—1.3%
*	Concho Resources, Inc.	12,820	1,645
	Consumer Staples—1.3%
	Tyson Foods, Inc.	26,400	1,629
	Total Common Stocks—95.9% (cost $101,809)		117,896
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $4,736, collateralized by U.S. Treasury Note, 2.000%, due 11/15/26	$4,736	4,736
	Total Repurchase Agreement—3.9% (cost $4,736)		4,736
	Total Investments—99.8% (cost $106,545)		122,632
	Cash and other assets, less liabilities—0.2%		297
	Net assets—100.0%		$122,929

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—20.4%
	Allied World Assurance Co. Holdings, Ltd.†	832	$44
	Ameriprise Financial, Inc.	237	31
*	Arch Capital Group, Ltd.†	469	44
	Assured Guaranty, Ltd.†	941	35
*	E*TRADE Financial Corporation	1,176	41
	East West Bancorp, Inc.	1,061	55
	FNF Group	817	32
	Hanover Insurance Group, Inc.	448	40
	Hartford Financial Services Group, Inc.	905	44
	Northern Trust Corporation	623	54
	PacWest Bancorp	873	46
	Principal Financial Group, Inc.	700	44
	SunTrust Banks, Inc.	712	39
*	SVB Financial Group	237	44
	Zions Bancorporation	1,012	43
			636
	Industrials—13.1%
	Carlisle Cos., Inc.	314	33
	Fortune Brands Home & Security, Inc.	677	41
	Hubbell, Inc.	251	30
	Ingersoll-Rand plc†	395	32
	Jacobs Engineering Group, Inc.	376	21
	Johnson Controls International plc†	958	40
	Kansas City Southern	350	30
	Manpowergroup, Inc.	350	36
	Parker Hannifin Corporation	334	54
*	United Continental Holdings, Inc.	535	38
	Wabtec Corporation	417	33
*	XPO Logistics, Inc.	464	22
			410
	Real Estate—13.0%
	American Campus Communities, Inc.	941	45
	Boston Properties, Inc.	212	28
	DDR Corporation	1,987	25
	Douglas Emmett, Inc.	598	23
*	Equity Commonwealth	716	22
	Equity Residential	446	28
	Essex Property Trust, Inc.	188	43
	GGP, Inc.	1,423	33
	National Retail Properties, Inc.	679	30
	Pebblebrook Hotel Trust	488	14
	Prologis, Inc.	657	34
	SL Green Realty Corporation	206	22
	Taubman Centers, Inc.	379	25
	Ventas, Inc.	525	34
			406
	Utilities—11.4%
	American Electric Power Co., Inc.	624	42
	American Water Works Co., Inc.	557	43
	Atmos Energy Corporation	528	42
	CMS Energy Corporation	960	43

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Utilities—(continued)
	Eversource Energy	836	$49
	Pinnacle West Capital Corporation	534	45
	WEC Energy Group, Inc.	644	39
	Xcel Energy, Inc.	1,193	53
			356
	Energy—9.5%
	Baker Hughes, Inc.	737	44
	Cimarex Energy Co.	261	31
*	Gulfport Energy Corporation	1,351	23
	Hess Corporation	743	36
	Noble Energy, Inc.	1,117	39
*	Parsley Energy, Inc.	1,039	34
	Patterson-UTI Energy, Inc.	1,202	29
	Range Resources Corporation	696	20
*	Rice Energy, Inc.	1,399	33
*	Whiting Petroleum Corporation	832	8
			297
	Consumer Discretionary—8.1%
	Dick’s Sporting Goods, Inc.	748	36
	Leggett & Platt, Inc.	977	49
	MGM Resorts International	1,606	44
*	Mohawk Industries, Inc.	147	34
	Newell Brands, Inc.	907	43
	Vail Resorts, Inc.	244	47
			253
	Information Technology—7.9%
*	Akamai Technologies, Inc.	578	35
	Belden, Inc.	553	38
*	Cadence Design Systems, Inc.	1,468	46
*	CommScope Holding Co., Inc.	918	38
	Juniper Networks, Inc.	936	26
*	NXP Semiconductors N.V.†	228	24
	TE Connectivity, Ltd.†	550	41
			248
	Materials—6.5%
	Carpenter Technology Corporation	1,093	41
	Eastman Chemical Co.	660	53
	FMC Corporation	801	56
	Steel Dynamics, Inc.	1,527	53
			203
	Health Care—5.1%
	CIGNA Corporation	159	23
*	Hologic, Inc.	791	34
*	Mednax, Inc.	460	32
*	Mettler-Toledo International, Inc.	77	37
	Zimmer Biomet Holdings, Inc.	272	33
			159

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Consumer Staples—3.4%
Conagra Brands, Inc.	776	$31
Ingredion, Inc.	295	35
Lamb Weston Holdings, Inc.	259	11
The Kroger Co.	942	28
		105
Total Common Stocks—98.4% (cost $2,521)		3,073
Total Investments—98.4% (cost $2,521)		3,073
Cash and other assets, less liabilities—1.6%		51
Net assets—100.0%		$3,124

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—22.6%
*	2U, Inc.	543,455	$21,553
*	Akamai Technologies, Inc.	229,460	13,699
*	Arista Networks, Inc.	157,470	20,828
	Booz Allen Hamilton Holding Corporation	843,023	29,835
*	CoStar Group, Inc.	182,030	37,720
	CSRA, Inc.	747,585	21,897
*	Euronet Worldwide, Inc.	182,800	15,633
*	Guidewire Software, Inc.	515,739	29,051
	j2 Global, Inc.	397,020	33,314
	MAXIMUS, Inc.	533,775	33,201
*	MaxLinear, Inc.	556,003	15,596
*	Pandora Media, Inc.	694,913	8,207
*	Take-Two Interactive Software, Inc.	353,815	20,971
*	Vantiv, Inc. Class “A”	425,855	27,306
*	WNS Holdings, Ltd.—ADR	1,785	51
			328,862
	Health Care—20.0%
*	ABIOMED, Inc.	163,753	20,502
*	Akorn, Inc.	892,236	21,485
*	Align Technology, Inc.	151,753	17,408
*	Amedisys, Inc.	322,354	16,469
*	Cambrex Corporation	399,316	21,982
*	Centene Corporation	382,540	27,260
*	Exact Sciences Corporation	828,000	19,557
*	Glaukos Corporation	419,100	21,500
	HealthSouth Corporation	416,209	17,818
*	IDEXX Laboratories, Inc.	114,502	17,703
*	Ligand Pharmaceuticals, Inc.	350,619	37,109
*	Mettler-Toledo International, Inc.	37,264	17,846
*	Repligen Corporation	112,125	3,947
*	Veeva Systems, Inc.	593,965	30,459
			291,045
	Industrials—17.0%
	BWX Technologies, Inc.	694,707	33,068
*	Copart, Inc.	617,665	38,252
	HEICO Corporation	249,140	18,686
	Hexcel Corporation	392,580	21,415
	Old Dominion Freight Line, Inc.	338,326	28,951
*	SiteOne Landscape Supply, Inc.	306,555	14,840
	The Dun & Bradstreet Corporation	118,023	12,739
*	The Middleby Corporation	184,062	25,115
	The Toro Co.	321,371	20,073
*	TransUnion	505,700	19,394
	Wabtec Corporation	206,960	16,143
			248,676
	Consumer Discretionary—13.0%
	Cable One, Inc.	13,485	8,421
	DeVry Education Group, Inc.	553,435	19,619
*	Grand Canyon Education, Inc.	272,800	19,535
*	IMAX Corporation†	503,880	17,132
	Six Flags Entertainment Corporation	597,236	35,530

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
*	The Michaels Cos., Inc.	720,208	$16,125
	Tractor Supply Co.	491,650	33,909
*	Universal Electronics, Inc.	262,156	17,958
	Vail Resorts, Inc.	107,970	20,719
			188,948
	Financials—10.4%
	Affiliated Managers Group, Inc.	132,271	21,684
	Bank of the Ozarks, Inc.	516,940	26,886
	CBOE Holdings, Inc.	191,285	15,507
*	Encore Capital Group, Inc.	438,886	13,518
	FirstCash, Inc.	334,398	16,436
	Iberiabank Corporation	119,850	9,480
	OM Asset Management plc†	705,118	10,661
*	Signature Bank	195,740	29,046
	Virtu Financial, Inc.	461,452	7,845
			151,063
	Materials—5.8%
*	Axalta Coating Systems, Ltd.†	594,510	19,143
	Ball Corporation	326,820	24,270
	Celanese Corporation	263,235	23,652
	Martin Marietta Materials, Inc.	82,705	18,050
			85,115
	Real Estate—4.9%
	Colliers International Group, Inc.†	243,909	11,513
	FirstService Corporation†	287,117	17,313
	Jones Lang LaSalle, Inc.	123,651	13,781
*	SBA Communications Corporation	244,655	29,449
			72,056
	Consumer Staples—2.2%
*	Blue Buffalo Pet Products, Inc.	532,710	12,252
	Nu Skin Enterprises, Inc.	146,139	8,117
	WD-40 Co.	111,221	12,117
			32,486
	Energy—1.6%
*	Carrizo Oil & Gas, Inc.	279,585	8,013
*	Diamondback Energy, Inc.	142,910	14,822
			22,835
	Total Common Stocks—97.5% (cost $1,172,600)		1,421,086

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $16,591, collateralized by U.S. Treasury Note, 2.000%, due 11/15/26	$16,591	$16,591
Total Repurchase Agreement—1.1% (cost $16,591)		16,591
Total Investments—98.6% (cost $1,189,191)		1,437,677
Cash and other assets, less liabilities—1.4%		19,986
Net assets—100.0%		$1,457,663

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—26.3%
	Allied World Assurance Co. Holdings, Ltd.†	782	$42
*	Arch Capital Group, Ltd.†	507	48
	Assured Guaranty, Ltd.†	936	35
	Bank of the Ozarks, Inc.	801	42
	Banner Corporation	355	20
	Boston Private Financial Holdings, Inc.	1,550	25
	CNO Financial Group, Inc.	1,259	26
	CVB Financial Corporation	680	15
*	E*TRADE Financial Corporation	1,204	42
	East West Bancorp, Inc.	797	41
	First American Financial Corporation	737	29
	Glacier Bancorp, Inc.	1,006	34
	Hanover Insurance Group, Inc.	402	36
	Home BancShares, Inc.	969	26
	Iberiabank Corporation	393	31
	Mid-America Apartment Communities, Inc.	373	38
	PacWest Bancorp	797	42
	Prosperity Bancshares, Inc.	480	33
	Radian Group, Inc.	2,261	41
	Renasant Corporation	563	22
	Sandy Spring Bancorp, Inc.	420	17
	Selective Insurance Group, Inc.	801	38
*	SVB Financial Group	177	33
	Umpqua Holdings Corporation	1,304	23
*	Western Alliance Bancorp	585	29
	WSFS Financial Corporation	843	39
	Zions Bancorporation	830	35
			882
	Industrials—13.0%
	Brady Corporation	747	29
	Carlisle Cos., Inc.	294	31
	CIRCOR International, Inc.	301	18
*	Continental Building Products, Inc.	769	19
	EMCOR Group, Inc.	390	25
	Fortune Brands Home & Security, Inc.	548	33
	Hubbell, Inc.	244	29
	Interface, Inc.	1,611	31
	Jacobs Engineering Group, Inc.	470	26
	Kennametal, Inc.	767	30
	Knoll, Inc.	791	19
	Manpowergroup, Inc.	348	36
	Standex International Corporation	315	31
	Valmont Industries, Inc.	168	26
	Wabtec Corporation	333	26
*	XPO Logistics, Inc.	567	27
			436
	Real Estate—11.7%
	Acadia Realty Trust	1,095	33
	American Assets Trust, Inc.	827	35
	American Campus Communities, Inc.	603	29
	Douglas Emmett, Inc.	1,017	39

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Real Estate—(continued)
	Education Realty Trust, Inc.	396	$16
	EPR Properties	300	22
*	Equity Commonwealth	771	24
	Healthcare Realty Trust, Inc.	953	31
	Highwoods Properties, Inc.	563	28
	National Retail Properties, Inc.	592	26
	Pebblebrook Hotel Trust	894	26
	Tanger Factory Outlet Centers, Inc.	896	29
	Taubman Centers, Inc.	382	25
	Terreno Realty Corporation	1,017	28
			391
	Information Technology—9.8%
*	Acxiom Corporation	1,424	41
	ADTRAN, Inc.	815	17
	Belden, Inc.	485	34
	Booz Allen Hamilton Holding Corporation	927	33
*	Cadence Design Systems, Inc.	1,051	33
*	CommScope Holding Co., Inc.	725	30
	CSRA, Inc.	1,144	33
*	Inphi Corporation	713	35
	j2 Global, Inc.	445	37
	MAXIMUS, Inc.	293	18
*	MaxLinear, Inc.	678	19
			330
	Consumer Discretionary—9.6%
*	Cavco Industries, Inc.	176	20
	Children’s Place, Inc.	329	39
	Churchill Downs, Inc.	151	24
	Columbia Sportswear Co.	480	28
	Dana, Inc.	1,280	25
*	Dave & Buster’s Entertainment, Inc.	424	26
	DeVry Education Group, Inc.	699	25
	Dick’s Sporting Goods, Inc.	431	21
*	Genesco, Inc.	271	15
	Leggett & Platt, Inc.	521	26
	Meredith Corporation	457	30
	Vail Resorts, Inc.	107	21
	Wolverine World Wide, Inc.	903	23
			323
	Energy—7.6%
*	Exterran Corporation	692	22
*	Gulfport Energy Corporation	1,607	28
*	Helix Energy Solutions Group, Inc.	2,173	17
*	Oasis Petroleum, Inc.	2,278	33
*	Parsley Energy, Inc.	1,300	42
	Patterson-UTI Energy, Inc.	967	23
*	PDC Energy, Inc.	587	37
*	Rice Energy, Inc.	1,666	39
*	Whiting Petroleum Corporation	1,487	14
			255

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Utilities—6.8%
	Atmos Energy Corporation	493	$39
	IDACORP, Inc.	396	33
	Pinnacle West Capital Corporation	467	39
	PNM Resources, Inc.	736	27
	Portland General Electric Co.	593	26
	Southwest Gas Holdings, Inc.	357	30
	Spire, Inc.	478	32
			226
	Materials—5.4%
	Carpenter Technology Corporation	441	16
	FMC Corporation	388	27
	Minerals Technologies, Inc.	420	32
	PolyOne Corporation	869	30
	Sensient Technologies Corporation	339	27
	Silgan Holdings, Inc.	296	18
	Steel Dynamics, Inc.	934	32
			182
	Health Care—5.0%
	Analogic Corporation	193	15
	CONMED Corporation	344	15
	HealthSouth Corporation	633	27
*	Hologic, Inc.	435	19
*	Integer Holdings Corporation	356	14
*	Magellan Health, Inc.	237	16
*	Mednax, Inc.	379	26
*	Mettler-Toledo International, Inc.	76	37
			169
	Consumer Staples—2.5%
*	Darling Ingredients, Inc.	872	13
	Ingredion, Inc.	377	45
	J&J Snack Foods Corporation	193	26
			84
	Total Common Stocks—97.7% (cost $2,476)		3,278
	Repurchase Agreement
	State Street Bank and Trust Company, 0.090% dated 3/31/17, due 4/3/17, repurchase price $28, collateralized by U.S. Treasury Note, 1.500%, due 1/31/22	$27	27
	Total Repurchase Agreement—0.8% (cost $27)		27
	Total Investments—98.5% (cost $2,503)		3,305
	Cash and other assets, less liabilities—1.5%		50
	Net assets—100.0%		$3,355

† = U.S. listed foreign security
* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—22.1%
*	2U, Inc.	159,490	$6,325
*	Acxiom Corporation	148,150	4,218
*	Callidus Software, Inc.	257,387	5,495
*	CardConnect Corporation	426,440	5,629
	CSRA, Inc.	194,050	5,684
*	Guidewire Software, Inc.	97,566	5,496
*	Inphi Corporation	113,040	5,519
	j2 Global, Inc.	110,971	9,312
	MAXIMUS, Inc.	76,680	4,770
*	MaxLinear, Inc.	238,401	6,687
*	OSI Systems, Inc.	73,080	5,334
*	Pandora Media, Inc.	377,290	4,456
*	Q2 Holdings, Inc.	95,220	3,318
*	RealPage, Inc.	173,710	6,062
*	Take-Two Interactive Software, Inc.	99,180	5,878
*	USA Technologies, Inc.	1,031,472	4,384
*	Varonis Systems, Inc.	62,570	1,990
*	WNS Holdings, Ltd.—ADR	531	15
			90,572
	Health Care—19.7%
*	Acadia Healthcare Co., Inc.	97,920	4,269
*	Akorn, Inc.	244,810	5,895
*	Amedisys, Inc.	94,105	4,808
*	Cambrex Corporation	120,285	6,622
*	Entellus Medical, Inc.	241,930	3,339
*	Exact Sciences Corporation	184,704	4,363
*	Fulgent Genetics, Inc.	359,290	3,923
*	Glaukos Corporation	87,716	4,500
	HealthSouth Corporation	92,635	3,966
	LeMaitre Vascular, Inc.	163,575	4,029
*	LHC Group, Inc.	102,420	5,520
*	Ligand Pharmaceuticals, Inc.	73,970	7,829
*	NeoGenomics, Inc.	442,401	3,491
*	NxStage Medical, Inc.	180,876	4,853
*	Obalon Therapeutics, Inc.	75,990	812
*	Repligen Corporation	119,070	4,191
	Simulations Plus, Inc.	46,291	544
*	Veeva Systems, Inc.	146,890	7,532
			80,486
	Consumer Discretionary—19.0%
*	Bridgepoint Education, Inc.	325,058	3,468
	Cable One, Inc.	8,600	5,370
	Collectors Universe, Inc.	140,802	3,675
	DeVry Education Group, Inc.	124,740	4,422
*	Gentherm, Inc.	173,530	6,811
	Golden Entertainment, Inc.	476,928	6,310
*	Grand Canyon Education, Inc.	68,760	4,924
*	IMAX Corporation†	166,389	5,657
*	Laureate Education, Inc.	299,314	4,271
	Lithia Motors, Inc.	45,540	3,901
	Nutrisystem, Inc.	86,220	4,785
	Six Flags Entertainment Corporation	160,422	9,544

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
*	Steven Madden, Ltd.	125,640	$4,843
*	U.S. Auto Parts Network, Inc.	1,328,593	4,451
*	Universal Electronics, Inc.	79,489	5,445
			77,877
	Industrials—13.3%
	Albany International Corporation	48,600	2,238
	BWX Technologies, Inc.	134,470	6,401
*	Civeo Corporation†	635,355	1,900
	Douglas Dynamics, Inc.	122,605	3,758
	ESCO Technologies, Inc.	104,760	6,086
	HEICO Corporation	87,660	6,574
*	Hudson Technologies, Inc.	511,636	3,377
*	ICF International, Inc.	73,711	3,044
	John Bean Technologies Corporation	37,625	3,309
*	Mercury Systems, Inc.	202,835	7,921
*	SiteOne Landscape Supply, Inc.	88,560	4,287
*	Team, Inc.	123,480	3,340
*	Willdan Group, Inc.	69,120	2,230
			54,465
	Financials—10.5%
	A-Mark Precious Metals, Inc.	110,160	1,882
	B. Riley Financial, Inc.	215,754	3,236
*	BofI Holding, Inc.	125,820	3,288
*	Cowen Group, Inc.	245,476	3,670
*	CU Bancorp	103,680	4,111
*	Encore Capital Group, Inc.	145,646	4,486
*	Enova International, Inc.	151,981	2,257
	FirstCash, Inc.	162,816	8,002
	Iberiabank Corporation	43,920	3,474
	Meta Financial Group, Inc.	42,058	3,722
	Virtu Financial, Inc.	270,122	4,592
			42,720
	Consumer Staples—3.9%
	Calavo Growers, Inc.	33,180	2,011
	MGP Ingredients, Inc.	85,320	4,627
	Nu Skin Enterprises, Inc.	141,775	7,874
	WD-40 Co.	14,282	1,556
			16,068
	Real Estate—2.0%
	Colliers International Group, Inc.†	78,623	3,711
	FirstService Corporation†	72,089	4,347
			8,058
	Energy—1.9%
*	Callon Petroleum Co.	249,130	3,279
*	Carrizo Oil & Gas, Inc.	80,123	2,296
*	Gulfport Energy Corporation	90,867	1,562
*	Keane Group, Inc.	38,230	547
			7,684

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Telecommunication Services—1.6%
*	ORBCOMM, Inc.	693,652	$6,624
	Materials—0.7%
*	Codexis, Inc.	611,630	2,936
	Total Common Stocks—94.7% (cost $303,185)		387,490
	Exchange-Traded Fund
	iShares Russell 2000 Growth Index Fund	94,580	15,290
	Total Exchange-Traded Fund—3.7% (cost $13,703)		15,290
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $8,563, collateralized by U.S. Treasury Note, 2.000%, due 11/15/26	$8,562	8,562
	Total Repurchase Agreement—2.1% (cost $8,562)		8,562
	Total Investments—100.5% (cost $325,450)		411,342
	Liabilities, plus cash and other assets—(0.5)%		(2,148)
	Net assets—100.0%		$409,194

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—29.6%
	Bank of the Ozarks, Inc.	51,625	$2,685
	Banner Corporation	143,490	7,984
	Berkshire Hills Bancorp, Inc.	228,362	8,232
	Boston Private Financial Holdings, Inc.	517,808	8,492
	CNO Financial Group, Inc.	362,641	7,434
	CoBiz Financial, Inc.	510,781	8,581
	CVB Financial Corporation	269,835	5,961
	First American Financial Corporation	175,852	6,907
	FNB Corporation	534,695	7,951
	Glacier Bancorp, Inc.	280,659	9,523
	Hancock Holding Co.	221,825	10,104
	Hanover Insurance Group, Inc.	89,268	8,039
	Home BancShares, Inc.	297,698	8,059
	Iberiabank Corporation	130,951	10,358
	National Bank Holdings Corporation	195,467	6,353
	OceanFirst Financial Corporation	244,545	6,890
	PacWest Bancorp	44,491	2,370
	Prosperity Bancshares, Inc.	133,205	9,286
	Radian Group, Inc.	625,081	11,226
	Renasant Corporation	205,107	8,141
*	Safeguard Scientifics, Inc.	98,546	1,252
	Sandy Spring Bancorp, Inc.	175,425	7,191
	Selective Insurance Group, Inc.	203,933	9,615
	Sterling Bancorp	290,800	6,892
	Umpqua Holdings Corporation	437,118	7,754
*	Western Alliance Bancorp	218,074	10,705
	WSFS Financial Corporation	211,859	9,735
			207,720
	Industrials—12.3%
	Brady Corporation	217,860	8,420
	CIRCOR International, Inc.	111,770	6,644
*	Continental Building Products, Inc.	209,270	5,127
	EMCOR Group, Inc.	134,575	8,472
	Interface, Inc.	469,717	8,948
	Kadant, Inc.	106,822	6,340
	Kennametal, Inc.	188,690	7,402
	Knoll, Inc.	190,025	4,525
*	Lydall, Inc.	104,892	5,622
*	Northwest Pipe Co.	227,892	3,580
	Standex International Corporation	84,444	8,457
	Valmont Industries, Inc.	47,475	7,382
*	XPO Logistics, Inc.	110,390	5,287
			86,206
	Information Technology—10.9%
*	Acxiom Corporation	378,047	10,763
	ADTRAN, Inc.	245,297	5,090
	Belden, Inc.	114,772	7,941
	Booz Allen Hamilton Holding Corporation	227,421	8,048
*	CommScope Holding Co., Inc.	206,504	8,613
	CSRA, Inc.	276,160	8,089
*	Inphi Corporation	175,469	8,566

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
	j2 Global, Inc.	114,237	$9,586
	MAXIMUS, Inc.	92,265	5,739
*	MaxLinear, Inc.	153,030	4,293
			76,728
	Consumer Discretionary—10.4%
*	Cavco Industries, Inc.	60,975	7,097
	Children’s Place, Inc.	81,337	9,764
	Churchill Downs, Inc.	41,150	6,537
	Columbia Sportswear Co.	125,490	7,373
	Dana, Inc.	415,683	8,027
*	Dave & Buster’s Entertainment, Inc.	124,415	7,601
	DeVry Education Group, Inc.	201,620	7,147
*	Genesco, Inc.	86,908	4,819
	Meredith Corporation	119,057	7,691
	Wolverine World Wide, Inc.	273,049	6,818
			72,874
	Real Estate—9.3%
	Acadia Realty Trust	246,901	7,422
	American Assets Trust, Inc.	189,142	7,914
	American Campus Communities, Inc.	137,381	6,538
	Education Realty Trust, Inc.	150,629	6,153
	EPR Properties	71,049	5,231
*	Equity Commonwealth	156,886	4,898
	Healthcare Realty Trust, Inc.	178,855	5,813
	Highwoods Properties, Inc.	119,167	5,854
	Pebblebrook Hotel Trust	166,207	4,855
	Tanger Factory Outlet Centers, Inc.	182,390	5,977
	Terreno Realty Corporation	188,820	5,287
			65,942
	Utilities—6.4%
	Chesapeake Utilities Corporation	89,910	6,222
	IDACORP, Inc.	98,592	8,179
	PNM Resources, Inc.	202,751	7,502
	Portland General Electric Co.	170,923	7,592
	Southwest Gas Holdings, Inc.	95,590	7,925
	Spire, Inc.	110,378	7,451
			44,871
	Energy—6.3%
	Archrock, Inc.	458,443	5,685
*	Exterran Corporation	144,885	4,557
*	Helix Energy Solutions Group, Inc.	464,980	3,613
*	Oasis Petroleum, Inc.	475,805	6,785
*	PDC Energy, Inc.	112,948	7,042
*	Rice Energy, Inc.	349,995	8,295
*	RSP Permian, Inc.	197,180	8,169
			44,146
	Health Care—4.8%
	Analogic Corporation	60,010	4,555
	CONMED Corporation	162,780	7,229
	HealthSouth Corporation	182,070	7,794

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	Integer Holdings Corporation	192,464	$7,737
*	Magellan Health, Inc.	89,373	6,171
			33,486
	Materials—4.6%
	Carpenter Technology Corporation	129,990	4,849
	Minerals Technologies, Inc.	102,341	7,839
	PolyOne Corporation	166,747	5,684
	Sensient Technologies Corporation	96,233	7,627
	Silgan Holdings, Inc.	105,703	6,275
			32,274
	Consumer Staples—3.4%
*	Darling Ingredients, Inc.	442,370	6,423
	J&J Snack Foods Corporation	67,299	9,123
	SpartanNash Co.	230,273	8,058
			23,604
	Total Common Stocks—98.0% (cost $520,608)		687,851
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $15,019, collateralized by U.S. Treasury Note, 2.000%, due 11/15/26	$15,019	15,019
	Total Repurchase Agreement—2.1% (cost $15,019)		15,019
	Total Investments—100.1% (cost $535,627)		702,870
	Liabilities, plus cash and other assets—(0.1)%		(598)
	Net assets—100.0%		$702,272

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—56.3%
	Canada—4.2%
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	66,686	$2,431
	First Quantum Minerals, Ltd. (Metals & mining)	87,764	932
	Intact Financial Corporation (Insurance)	25,190	1,792
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	96,264	2,956
			8,111
	United States—52.1%
*	Adobe Systems, Inc. (Software)	25,305	3,293
	Affiliated Managers Group, Inc. (Capital markets)	11,638	1,908
*	Align Technology, Inc. (Health care equipment & supplies)	12,873	1,477
*	Alphabet, Inc. Class “A” (Internet software & services)	5,306	4,498
*	Amazon.com, Inc. (Internet & direct marketing retail)	6,008	5,326
	Apogee Enterprises, Inc. (Building products)	33,124	1,975
	BlackRock, Inc. (Capital markets)	11,264	4,320
*	Boston Scientific Corporation (Health care equipment & supplies)	104,698	2,604
	Brunswick Corporation (Leisure products)	39,394	2,411
	Costco Wholesale Corporation (Food & staples retailing)	11,618	1,948
	Danaher Corporation (Health care equipment & supplies)	26,390	2,257
	Dick’s Sporting Goods, Inc. (Specialty retail)	36,704	1,786
	EOG Resources, Inc. (Oil, gas & consumable fuels)	18,357	1,791
	Equifax, Inc. (Professional services)	17,024	2,328
*	Facebook, Inc. Class “A” (Internet software & services)	21,758	3,091
	Fifth Third Bancorp (Banks)	100,775	2,560
	Hess Corporation (Oil, gas & consumable fuels)	34,518	1,664
	Honeywell International, Inc. (Industrial conglomerates)	19,328	2,414
	Intercontinental Exchange, Inc. (Capital markets)	51,352	3,074
	JPMorgan Chase & Co. (Banks)	49,616	4,358
	Mastercard, Inc. Class “A” (IT services)	27,006	3,037
	NIKE, Inc. Class “B” (Textiles, apparel & luxury goods)	60,381	3,365
*	O’Reilly Automotive, Inc. (Specialty retail)	6,344	1,712
	Pioneer Natural Resources Co. (Oil, gas & consumable fuels)	7,456	1,389
	Prologis, Inc. (Equity REIT)	17,440	905
	Raytheon Co. (Aerospace & defense)	24,924	3,801
*	salesforce.com, Inc. (Software)	22,659	1,869
	Schlumberger, Ltd. (Energy equipment & services)†	33,036	2,580
	The Goldman Sachs Group, Inc. (Capital markets)	16,704	3,837
	The Home Depot, Inc. (Specialty retail)	28,274	4,151
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	17,748	2,726
*	Ulta Salon Cosmetics & Fragrance, Inc. (Specialty retail)	5,858	1,671
	Union Pacific Corporation (Road & rail)	30,475	3,228
	UnitedHealth Group, Inc. (Health care providers & services)	17,251	2,829
	Vail Resorts, Inc. (Hotels, restaurants & leisure)	14,610	2,804
*	Vantiv, Inc. Class “A” (IT services)	41,824	2,682
	Watsco, Inc. (Trading companies & distributors)	16,310	2,335
			100,004
	Europe—15.5%
	France—5.4%
	BNP Paribas S.A. (Banks)	53,369	3,555
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	11,258	2,472

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—15.5%—(continued)
	Valeo S.A. (Auto components)	65,244	$4,345
			10,372
	Germany—3.8%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	158,294	3,233
	Siemens AG (Industrial conglomerates)	29,449	4,034
			7,267
	Netherlands—2.8%
	Koninklijke Philips N.V. (Industrial conglomerates)	76,991	2,475
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	109,606	2,878
			5,353
	Sweden—2.2%
	Assa Abloy AB Class “B” (Building products)	90,157	1,854
	SKF AB Class “B” (Machinery)	120,622	2,387
			4,241
	Switzerland—1.3%
	Partners Group Holding AG (Capital markets)	4,563	2,453
	Emerging Asia—7.6%
	China—4.3%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	27,970	3,016
	Tencent Holdings, Ltd. (Internet software & services)	104,000	2,982
*	Yum China Holdings, Inc. (Hotels, restaurants & leisure)	83,904	2,282
			8,280
	India—1.7%
	HDFC Bank, Ltd.—ADR (Banks)	43,512	3,273
	Taiwan—1.6%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	89,358	2,934
	Asia—7.5%
	Australia—2.9%
	CSL, Ltd. (Biotechnology)	28,213	2,701
	Macquarie Group, Ltd. (Capital markets)	41,017	2,827
			5,528
	Hong Kong—3.0%
	AIA Group, Ltd. (Insurance)	527,000	3,323
	Sands China, Ltd. (Hotels, restaurants & leisure)	535,200	2,479
			5,802
	Singapore—1.6%
	Broadcom, Ltd. (Semiconductors & semiconductor equipment)†	14,171	3,103
	Japan—7.1%
	Daikin Industries, Ltd. (Building products)	33,500	3,366
	FANUC Corporation (Machinery)	12,800	2,624

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Japan—7.1%—(continued)
Fuji Heavy Industries, Ltd. (Automobiles)	79,300	$2,908
Keyence Corporation (Electronic equipment, instruments & components)	6,600	2,643
ORIX Corporation (Diversified financial services)	147,200	2,178
		13,719
United Kingdom—4.3%
BHP Billiton plc (Metals & mining)	169,171	2,615
Compass Group plc (Hotels, restaurants & leisure)	157,096	2,964
WPP plc (Media)	120,617	2,648
		8,227
Total Common Stocks—98.3% (cost $158,432)		188,667
Repurchase Agreement
Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $4,225, collateralized by U.S. Treasury Bond, 2.875%, due 5/15/43	$4,225	4,225
Total Repurchase Agreement—2.2% (cost $4,225)		4,225
Total Investments—100.5% (cost $162,657)		192,892
Liabilities, plus cash and other assets—(0.5)%		(907)
Net assets—100.0%		$191,985

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

† = U.S. listed foreign security

* = Non-income producing security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

At March 31, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	23.0%
Financials	22.2%
Information Technology	19.3%
Industrials	17.4%
Health Care	7.7%
Energy	7.0%
Materials	1.9%
Consumer Staples	1.0%
Real Estate	0.5%
Total	100.0%

At March 31, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	62.0%
Euro	12.2%
Japanese Yen	7.3%
Hong Kong Dollar	4.7%
British Pound Sterling	4.4%
Canadian Dollar	3.0%
Australian Dollar	2.9%
Swedish Krona	2.2%
Swiss Franc	1.3%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—33.6%
	Finland—1.5%
	Sampo Oyj Class “A” (Insurance)	91,944	$4,361
	France—9.3%
	Arkema S.A. (Chemicals)	41,301	4,075
	BNP Paribas S.A. (Banks)	87,258	5,811
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	23,520	5,165
	Total S.A. (Oil, gas & consumable fuels)	89,046	4,504
	Valeo S.A. (Auto components)	106,503	7,093
			26,648
	Germany—4.9%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	272,223	5,560
	Rational AG (Machinery)	3,452	1,607
	Siemens AG (Industrial conglomerates)	51,038	6,991
			14,158
	Ireland—3.2%
	Kingspan Group plc (Building products)	144,182	4,600
*	Ryanair Holdings plc—ADR (Airlines)	56,734	4,708
			9,308
	Italy—1.4%
	Luxottica Group SpA (Textiles, apparel & luxury goods)	74,523	4,114
	Luxembourg—1.0%
	Tenaris S.A. (Energy equipment & services)	159,102	2,727
	Netherlands—3.3%
	Koninklijke Philips N.V. (Industrial conglomerates)	132,281	4,252
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	203,007	5,331
			9,583
	Spain—1.5%
	Amadeus IT Group S.A. (IT services)	81,531	4,137
	Sweden—3.3%
	Atlas Copco AB Class “A” (Machinery)	145,697	5,143
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	105,505	4,239
			9,382
	Switzerland—4.2%
	Geberit AG (Building products)	10,179	4,388
*	Lonza Group AG (Life sciences tools & services)	19,720	3,729
	Partners Group Holding AG (Capital markets)	7,411	3,984
			12,101
	United Kingdom—16.1%
	BAE Systems plc (Aerospace & defense)	716,282	5,766
	BHP Billiton plc (Metals & mining)	282,886	4,374
	Compass Group plc (Hotels, restaurants & leisure)	316,301	5,968
	Experian plc (Professional services)	263,177	5,368
	Johnson Matthey plc (Chemicals)	100,346	3,872

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—16.1%—(continued)
	Micro Focus International plc (Software)	92,749	$2,647
	RELX plc (Professional services)	234,005	4,585
	St James’s Place plc (Insurance)	224,824	2,992
	Wolseley plc (Trading companies & distributors)	90,586	5,698
	WPP plc (Media)	234,225	5,141
			46,411
	Japan—14.6%
	Daikin Industries, Ltd. (Building products)	57,800	5,807
	FANUC Corporation (Machinery)	27,900	5,719
	Fuji Heavy Industries, Ltd. (Automobiles)	125,259	4,594
	Hoya Corporation (Health care equipment & supplies)	71,800	3,454
	Keyence Corporation (Electronic equipment, instruments & components)	13,800	5,526
	Mitsubishi UFJ Financial Group, Inc. (Banks)	745,800	4,687
	Nippon Prologis REIT, Inc. (Equity REIT)	1,324	2,870
	Nitori Holdings Co., Ltd. (Specialty retail)	33,100	4,183
	ORIX Corporation (Diversified financial services)	271,900	4,024
	Park24 Co., Ltd. (Commercial services & supplies)	44,500	1,165
			42,029
	Emerging Asia—13.8%
	China—7.9%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	59,323	6,397
	China Merchants Bank Co., Ltd. Class “H” (Banks)	1,539,000	4,070
	NetEase, Inc.—ADR (Internet software & services)	14,537	4,128
	Tencent Holdings, Ltd. (Internet software & services)	158,500	4,544
*	Yum China Holdings, Inc. (Hotels, restaurants & leisure)	137,036	3,727
			22,866
	India—3.9%
	Hero MotoCorp, Ltd. (Automobiles)	71,780	3,561
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	166,157	3,838
	Tata Motors, Ltd.—ADR (Automobiles)	109,473	3,903
			11,302
	Taiwan—2.0%
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	904,000	5,631
	Western Hemisphere—11.5%
	Canada—9.6%
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	156,804	5,717
	Canadian National Railway Co. (Road & rail)	76,989	5,683
	Constellation Software, Inc. (Software)	9,537	4,686
	First Quantum Minerals, Ltd. (Metals & mining)	168,342	1,789
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	146,890	4,510
	The Toronto-Dominion Bank (Banks)	103,206	5,169
			27,554
	United States—1.9%
	Shire plc (Biotechnology)	94,229	5,503

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Asia—5.5%
Australia—2.2%
Macquarie Group, Ltd. (Capital markets)	71,535	$4,930
Ramsay Health Care, Ltd. (Health care providers & services)	25,987	1,387
		6,317
Hong Kong—3.3%
AIA Group, Ltd. (Insurance)	1,029,000	6,488
Sands China, Ltd. (Hotels, restaurants & leisure)	641,600	2,972
		9,460
Emerging Latin America—1.0%
Brazil—1.0%
Cielo S.A. (IT services)	305,600	2,764
Emerging Europe, Mid-East, Africa—0.9%
South Africa—0.9%
Bid Corporation, Ltd. (Food & staples retailing)	130,770	2,531
Total Common Stocks—97.0% (cost $249,975)		278,887
Repurchase Agreement
Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $7,226, collateralized by U.S. Treasury Note, 2.000%, due 11/15/26	$7,226	7,226
Total Repurchase Agreement—2.5% (cost $7,226)		7,226
Total Investments—99.5% (cost $257,201)		286,113
Cash and other assets, less liabilities—0.5%		1,540
Net assets—100.0%		$287,653

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

At March 31, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	25.7%
Financials	20.1%
Consumer Discretionary	18.1%
Information Technology	18.0%
Energy	6.1%
Materials	5.1%
Health Care	5.0%
Real Estate	1.0%
Consumer Staples	0.9%
Total	100.0%

At March 31, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	25.2%
British Pound Sterling	18.6%
Japanese Yen	15.1%
U.S. Dollar	10.2%
Canadian Dollar	7.8%
Hong Kong Dollar	6.5%
Swiss Franc	4.3%
Swedish Krona	3.4%
Indian Rupee	2.7%
Australian Dollar	2.3%
New Taiwan Dollar	2.0%
All Other Currencies	1.9%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—40.0%
	Belgium—3.2%
	Anheuser-Busch InBev S.A. (Beverages)	14,759	$1,620
	UCB S.A. (Pharmaceuticals)	16,346	1,268
			2,888
	Denmark—1.0%
	Novozymes A/S Class “B” (Chemicals)	22,794	903
	Finland—2.0%
	Kone Oyj Class “B” (Machinery)	19,902	874
	Sampo Oyj Class “A” (Insurance)	19,192	910
			1,784
	France—9.1%
	BNP Paribas S.A. (Banks)	22,730	1,514
	L’Oreal S.A. (Personal products)	5,607	1,078
	Thales S.A. (Aerospace & defense)	15,463	1,495
	Total S.A. (Oil, gas & consumable fuels)	24,341	1,231
	Valeo S.A. (Auto components)	26,446	1,761
	Veolia Environnement S.A. (Multi-utilities)	60,631	1,136
			8,215
	Germany—10.8%
	Brenntag AG (Trading companies & distributors)	18,926	1,061
	Fresenius Medical Care AG & Co. KGaA (Health care providers & services)	17,630	1,487
	Fresenius SE & Co. KGaA (Health care providers & services)	22,088	1,775
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	57,667	1,178
	MTU Aero Engines AG (Aerospace & defense)	11,020	1,433
	SAP SE (Software)	11,463	1,125
	Siemens AG (Industrial conglomerates)	12,251	1,678
			9,737
	Ireland—2.1%
	Accenture plc Class “A” (IT services)†	6,829	819
*	Ryanair Holdings plc—ADR (Airlines)	13,447	1,116
			1,935
	Italy—1.1%
	Luxottica Group SpA (Textiles, apparel & luxury goods)	18,240	1,007
	Netherlands—1.3%
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	46,448	1,220
	Sweden—5.4%
	Assa Abloy AB Class “B” (Building products)	48,863	1,005
	Atlas Copco AB Class “A” (Machinery)	39,877	1,407
	Boliden AB (Metals & mining)	30,003	894
	Swedbank AB Class “A” (Banks)	66,197	1,534
			4,840
	Switzerland—4.0%
	Chocoladefabriken Lindt & Spruengli AG (Food products)	126	714
	Novartis AG (Pharmaceuticals)	16,298	1,210

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Europe—40.0%—(continued)
STMicroelectronics N.V. (Semiconductors & semiconductor equipment)	51,258	$784
Straumann Holding AG (Health care equipment & supplies)	1,987	922
		3,630
United Kingdom—21.4%
BAE Systems plc (Aerospace & defense)	153,649	1,237
Bunzl plc (Trading companies & distributors)	24,470	711
Compass Group plc (Hotels, restaurants & leisure)	105,677	1,994
Diageo plc (Beverages)	55,645	1,592
Experian plc (Professional services)	70,008	1,428
GlaxoSmithKline plc (Pharmaceuticals)	103,791	2,158
ITV plc (Media)	474,626	1,302
Prudential plc (Insurance)	99,027	2,092
RELX plc (Professional services)	86,386	1,693
Rio Tinto plc (Metals & mining)	17,506	704
Schroders plc (Capital markets)	28,941	1,099
UBM plc (Media)	65,377	626
Unilever N.V. (Personal products)	29,315	1,456
WPP plc (Media)	55,714	1,223
		19,315
Japan—16.4%
Daikin Industries, Ltd. (Building products)	15,218	1,529
Denso Corporation (Auto components)	22,200	977
FANUC Corporation (Machinery)	6,100	1,250
GLP J-Reit (Equity REIT)	1,006	1,163
Harmonic Drive Systems, Inc. (Machinery)	17,000	535
Hoya Corporation (Health care equipment & supplies)	25,700	1,236
Keyence Corporation (Electronic equipment, instruments & components)	3,700	1,482
Mitsui Fudosan Co., Ltd. (Real estate management & development)	39,000	832
Nihon M&A Center, Inc. (Professional services)	20,940	681
Nippon Prologis REIT, Inc. (Equity REIT)	371	804
Nitori Holdings Co., Ltd. (Specialty retail)	5,800	733
ORIX Corporation (Diversified financial services)	101,829	1,507
SCSK Corporation (IT services)	27,463	1,090
Suruga Bank, Ltd. (Banks)	49,200	1,036
		14,855
Canada—9.5%
Canadian Apartment Properties REIT (Equity REIT)	35,751	895
Canadian National Railway Co. (Road & rail)†	19,266	1,424
Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	34,037	1,114
Enerplus Corporation (Oil, gas & consumable fuels)	95,920	773
Lundin Mining Corporation (Metals & mining)	173,868	979
Silver Wheaton Corporation (Metals & mining)†	29,161	608
Suncor Energy, Inc. (Oil, gas & consumable fuels)	32,256	990
The Toronto-Dominion Bank (Banks)†	35,507	1,779
		8,562
Emerging Asia—5.2%
India—1.4%
HDFC Bank, Ltd.—ADR (Banks)	16,339	1,229

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—5.2%—(continued)
Taiwan—3.8%
Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	6,000	$945
Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	183,000	709
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	54,266	1,782
		3,436
Asia—4.8%
Australia—2.2%
BHP Billiton, Ltd.—ADR (Metals & mining)	26,296	955
Macquarie Group, Ltd. (Capital markets)	15,462	1,065
		2,020
Hong Kong—2.6%
AIA Group, Ltd. (Insurance)	367,786	2,319
Emerging Latin America—0.7%
Peru—0.7%
Credicorp, Ltd. (Banks)†	3,735	610
Total Common Stocks—98.0% (cost $76,611)		88,505
Repurchase Agreement
Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $1,792, collateralized by U.S. Treasury Note, 2.000%, due 11/15/26	$1,792	1,792
Total Repurchase Agreement—2.0% (cost $1,792)		1,792
Total Investments—100.0% (cost $78,403)		90,297
Liabilities, plus cash and other assets—0.0%		(25)
Net assets—100.0%		$90,272

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

† = U.S. listed foreign security

* = Non-income producing security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

At March 31, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	23.1%
Financials	18.9%
Health Care	11.4%
Information Technology	11.2%
Consumer Discretionary	10.9%
Consumer Staples	7.3%
Energy	6.0%
Materials	5.7%
Real Estate	4.2%
Utilities	1.3%
Total	100.0%

At March 31, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	30.6%
British Pound Sterling	20.2%
Japanese Yen	16.8%
U.S. Dollar	11.6%
Swedish Krona	5.5%
Canadian Dollar	5.4%
Swiss Franc	3.2%
Hong Kong Dollar	2.6%
New Taiwan Dollar	1.9%
Australian Dollar	1.2%
Danish Krone	1.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—40.2%
	Belgium—3.2%
	Anheuser-Busch InBev S.A. (Beverages)	2,735	$300
	UCB S.A. (Pharmaceuticals)	3,011	234
			534
	Denmark—1.0%
	Novozymes A/S Class “B” (Chemicals)	4,204	167
	Finland—2.0%
	Kone Oyj Class “B” (Machinery)	3,688	162
	Sampo Oyj Class “A” (Insurance)	3,540	168
			330
	France—9.1%
	BNP Paribas S.A. (Banks)	4,187	279
	L’Oreal S.A. (Personal products)	1,039	200
	Thales S.A. (Aerospace & defense)	2,865	277
	Total S.A. (Oil, gas & consumable fuels)	4,489	227
	Valeo S.A. (Auto components)	4,872	324
	Veolia Environnement S.A. (Multi-utilities)	11,176	209
			1,516
	Germany—10.8%
	Brenntag AG (Trading companies & distributors)	3,507	197
	Fresenius Medical Care AG & Co. KGaA (Health care providers & services)	3,267	276
	Fresenius SE & Co. KGaA (Health care providers & services)	4,093	329
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	10,686	218
	MTU Aero Engines AG (Aerospace & defense)	2,031	264
	SAP SE (Software)	2,124	208
	Siemens AG (Industrial conglomerates)	2,270	311
			1,803
	Ireland—2.2%
	Accenture plc Class “A” (IT services)†	1,265	151
*	Ryanair Holdings plc—ADR (Airlines)	2,492	207
			358
	Italy—1.1%
	Luxottica Group SpA (Textiles, apparel & luxury goods)	3,380	187
	Netherlands—1.4%
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	8,607	226
	Sweden—5.4%
	Assa Abloy AB Class “B” (Building products)	9,055	186
	Atlas Copco AB Class “A” (Machinery)	7,389	261
	Boliden AB (Metals & mining)	5,560	166
	Swedbank AB Class “A” (Banks)	12,267	284
			897
	Switzerland—4.0%
	Chocoladefabriken Lindt & Spruengli AG (Food products)	23	130
	Novartis AG (Pharmaceuticals)	3,020	224

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Europe—40.2%—(continued)
STMicroelectronics N.V. (Semiconductors & semiconductor equipment)	9,498	$145
Straumann Holding AG (Health care equipment & supplies)	368	171
		670
United Kingdom—21.5%
BAE Systems plc (Aerospace & defense)	28,472	229
Bunzl plc (Trading companies & distributors)	4,513	131
Compass Group plc (Hotels, restaurants & leisure)	19,582	369
Diageo plc (Beverages)	10,311	295
Experian plc (Professional services)	12,973	265
GlaxoSmithKline plc (Pharmaceuticals)	19,233	400
ITV plc (Media)	87,950	241
Prudential plc (Insurance)	18,260	386
RELX plc (Professional services)	16,008	314
Rio Tinto plc (Metals & mining)	3,244	130
Schroders plc (Capital markets)	5,363	204
UBM plc (Media)	12,115	116
Unilever N.V. (Personal products)	5,501	273
WPP plc (Media)	10,324	227
		3,580
Japan—16.6%
Daikin Industries, Ltd. (Building products)	2,806	282
Denso Corporation (Auto components)	4,100	180
FANUC Corporation (Machinery)	1,100	225
GLP J-Reit (Equity REIT)	186	215
Harmonic Drive Systems, Inc. (Machinery)	3,100	98
Hoya Corporation (Health care equipment & supplies)	4,800	231
Keyence Corporation (Electronic equipment, instruments & components)	700	280
Mitsui Fudosan Co., Ltd. (Real estate management & development)	7,000	149
Nihon M&A Center, Inc. (Professional services)	3,900	127
Nippon Prologis REIT, Inc. (Equity REIT)	69	149
Nitori Holdings Co., Ltd. (Specialty retail)	1,100	139
ORIX Corporation (Diversified financial services)	18,912	280
SCSK Corporation (IT services)	5,083	202
Suruga Bank, Ltd. (Banks)	9,100	192
		2,749
Canada—9.5%
Canadian Apartment Properties REIT (Equity REIT)	6,625	166
Canadian National Railway Co. (Road & rail)†	3,570	264
Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	6,277	206
Enerplus Corporation (Oil, gas & consumable fuels)	17,774	143
Lundin Mining Corporation (Metals & mining)	32,218	181
Silver Wheaton Corporation (Metals & mining)†	5,404	113
Suncor Energy, Inc. (Oil, gas & consumable fuels)	5,977	183
The Toronto-Dominion Bank (Banks)†	6,580	330
		1,586
Emerging Asia—5.1%
India—1.4%
HDFC Bank, Ltd.—ADR (Banks)	3,028	228

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—5.1%—(continued)
Taiwan—3.7%
Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	1,000	$157
Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	34,000	132
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	10,056	330
		619
Asia—4.8%
Australia—2.2%
BHP Billiton, Ltd.—ADR (Metals & mining)	4,850	176
Macquarie Group, Ltd. (Capital markets)	2,865	198
		374
Hong Kong—2.6%
AIA Group, Ltd. (Insurance)	67,871	428
Emerging Latin America—0.7%
Peru—0.7%
Credicorp, Ltd. (Banks)†	692	113
Total Common Stocks—98.4% (cost $14,126)		16,365
Repurchase Agreement
Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $279, collateralized by U.S. Treasury Bond, 2.875%, due 5/15/43	$279	279
Total Repurchase Agreement—1.7% (cost $279)		279
Total Investments—100.1% (cost $14,405)		16,644
Liabilities, plus cash and other assets—(0.1)%		(21)
Net assets—100.0%		$16,623

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

† = U.S. listed foreign security

* = Non-income producing security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

At March 31, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	23.1%
Financials	18.9%
Health Care	11.4%
Information Technology	11.2%
Consumer Discretionary	10.9%
Consumer Staples	7.3%
Energy	6.0%
Materials	5.7%
Real Estate	4.2%
Utilities	1.3%
Total	100.0%

At March 31, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	30.6%
British Pound Sterling	20.2%
Japanese Yen	16.8%
U.S. Dollar	11.7%
Swedish Krona	5.5%
Canadian Dollar	5.4%
Swiss Franc	3.2%
Hong Kong Dollar	2.6%
New Taiwan Dollar	1.8%
Australian Dollar	1.2%
Danish Krone	1.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—36.2%
	Austria—0.1%
	Lenzing AG (Chemicals)	23,737	$3,992
	Belgium—1.3%
	Bekaert S.A. (Metals & mining)	100,769	4,930
	KBC Groep N.V. (Banks)	537,062	35,631
			40,561
	Denmark—1.3%
	DSV A/S (Road & rail)	295,718	15,309
*	Genmab A/S (Biotechnology)	50,171	9,662
	Pandora A/S (Textiles, apparel & luxury goods)	130,864	14,487
			39,458
	Finland—0.1%
	Huhtamaki Oyj (Containers & packaging)	112,773	4,012
	France—11.7%
	Arkema S.A. (Chemicals)	184,044	18,157
	Atos SE (IT services)	253,174	31,316
	AXA S.A. (Insurance)	1,377,439	35,642
	bioMerieux (Health care equipment & supplies)	31,615	5,351
	BNP Paribas S.A. (Banks)	628,989	41,891
	Christian Dior SE (Textiles, apparel & luxury goods)	98,958	22,993
	Cie Generale des Etablissements Michelin (Auto components)	201,362	24,456
	Cie Plastic Omnium S.A. (Auto components)	217,864	7,935
	Hermes International (Textiles, apparel & luxury goods)	24,673	11,689
	Ipsen S.A. (Pharmaceuticals)	69,229	6,925
*	Nexity S.A. (Real estate management & development)	80,188	3,942
	Rubis SCA (Gas utilities)	55,385	5,428
	SEB S.A. (Household durables)	29,887	4,174
	Thales S.A. (Aerospace & defense)	362,536	35,063
	Total S.A. (Oil, gas & consumable fuels)	892,926	45,166
	Valeo S.A. (Auto components)	431,040	28,707
	Vinci S.A. (Construction & engineering)	346,638	27,476
			356,311
	Germany—6.9%
	Adidas AG (Textiles, apparel & luxury goods)	71,824	13,662
	BASF SE (Chemicals)	326,294	32,345
	Bechtle AG (IT services)	39,001	4,233
	Covestro AG (Chemicals)	103,542	7,971
	Deutsche Telekom AG (Diversified telecommunication services)	1,383,329	24,239
	Evonik Industries AG (Chemicals)	253,153	8,254
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	1,301,301	26,578
	KION Group AG (Machinery)	128,872	8,418
	MTU Aero Engines AG (Aerospace & defense)	97,769	12,719
	SAP SE (Software)	469,301	46,050
	Vonovia SE (Real estate management & development)	513,135	18,081
	Wirecard AG (IT services)	117,730	6,518
			209,068

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—36.2%—(continued)
	Ireland—1.2%
	CRH plc (Construction materials)	460,875	$16,259
	Greencore Group plc (Food products)	2,257,629	6,953
*	ICON plc (Life sciences tools & services)†	78,319	6,244
	Kingspan Group plc (Building products)	237,004	7,561
			37,017
	Israel—1.1%
*	Check Point Software Technologies, Ltd. (Software)†	266,607	27,370
*	Wix.com, Ltd. (Internet software & services)†	67,151	4,559
			31,929
	Italy—1.6%
	Azimut Holding SpA (Capital markets)	283,182	4,934
	Banca Generali SpA (Capital markets)	233,808	6,111
	Brembo SpA (Auto components)	70,531	5,218
	Ferrari N.V. (Automobiles)	89,976	6,695
	FinecoBank Banca Fineco SpA (Banks)	657,058	4,472
	Interpump Group SpA (Machinery)	394,695	9,179
	Recordati SpA (Pharmaceuticals)	233,149	7,902
	Salvatore Ferragamo SpA (Textiles, apparel & luxury goods)	151,661	4,543
			49,054
	Luxembourg—0.3%
	Eurofins Scientific SE (Life sciences tools & services)	17,447	7,591
	Netherlands—2.0%
	Randstad Holding N.V. (Professional services)	329,227	19,001
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	678,656	17,821
	Wolters Kluwer N.V. (Professional services)	592,710	24,638
			61,460
	Spain—2.2%
	Aena S.A. (Transportation infrastructure)	102,542	16,223
	Amadeus IT Group S.A. (IT services)	659,207	33,446
	Bankinter S.A. (Banks)	1,525,382	12,808
	Prosegur Cia de Seguridad S.A. (Commercial services & supplies)	616,846	3,712
			66,189
	Sweden—2.7%
	Boliden AB (Metals & mining)	390,949	11,649
	Fabege AB (Real estate management & development)	252,727	4,019
	Hexpol AB (Chemicals)	455,765	4,674
	Hufvudstaden AB Class “A” (Real estate management & development)	263,831	3,910
	Husqvarna AB Class “B” (Household durables)	519,173	4,557
	Intrum Justitia AB (Commercial services & supplies)	195,463	7,297
	SKF AB Class “B” (Machinery)	936,340	18,527
	Swedbank AB Class “A” (Banks)	1,222,765	28,329
			82,962
	Switzerland—3.7%
	Adecco Group AG (Professional services)	274,273	19,482
*	Cembra Money Bank AG (Consumer finance)	59,212	4,898

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—36.2%—(continued)
*	dormakaba Holding AG (Building products)	5,866	$4,667
*	Dufry AG (Specialty retail)	31,636	4,820
*	Glencore plc (Metals & mining)	7,212,738	28,299
	Logitech International S.A. (Technology hardware, storage & peripherals)	170,680	5,427
*	Lonza Group AG (Life sciences tools & services)	118,518	22,410
	Partners Group Holding AG (Capital markets)	42,411	22,801
			112,804
	Japan—17.4%
	Alps Electric Co., Ltd. (Electronic equipment, instruments & components)	442,500	12,540
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	84,600	3,522
	Asahi Kasei Corporation (Chemicals)	2,405,000	23,331
	Bandai Namco Holdings, Inc. (Leisure products)	271,600	8,124
	Daifuku Co., Ltd. (Machinery)	277,326	6,913
	Daikin Industries, Ltd. (Building products)	296,900	29,829
	Daiwa House Industry Co., Ltd. (Real estate management & development)	182,600	5,242
	FANUC Corporation (Machinery)	198,200	40,626
	Fuji Electric Co., Ltd. (Electrical equipment)	964,000	5,724
	Fuji Heavy Industries, Ltd. (Automobiles)	645,600	23,677
	Haseko Corporation (Household durables)	551,000	5,959
	Hitachi Chemical Co., Ltd. (Chemicals)	172,500	4,772
	Hoya Corporation (Health care equipment & supplies)	419,100	20,163
	ITOCHU Corporation (Trading companies & distributors)	824,400	11,700
	Kao Corporation (Personal products)	352,200	19,310
	Keyence Corporation (Electronic equipment, instruments & components)	70,700	28,310
	Koito Manufacturing Co., Ltd. (Auto components)	146,300	7,609
*	LINE Corporation—ADR (Software)	137,851	5,302
	Lion Corporation (Household products)	435,000	7,822
	MinebeaMitsumi, Inc. (Machinery)	344,000	4,588
	MISUMI Group, Inc. (Trading companies & distributors)	212,100	3,833
	Mitsubishi Electric Corporation (Electrical equipment)	1,594,300	22,870
	Mitsubishi UFJ Financial Group, Inc. (Banks)	5,917,400	37,190
	Mitsui Mining & Smelting Co., Ltd. (Metals & mining)	1,527,649	5,201
	Nichias Corporation (Building products)	429,000	4,312
	Nihon M&A Center, Inc. (Professional services)	204,800	6,659
	Nissan Chemical Industries, Ltd. (Chemicals)	54,200	1,577
	Nitori Holdings Co., Ltd. (Specialty retail)	122,600	15,494
	Oracle Corporation Japan (Software)	68,900	3,936
	Park24 Co., Ltd. (Commercial services & supplies)	236,800	6,198
	Pola Orbis Holdings, Inc. (Personal products)	332,400	8,023
	SCSK Corporation (IT services)	155,300	6,166
	Shimamura Co., Ltd. (Specialty retail)	34,100	4,506
	Shionogi & Co., Ltd. (Pharmaceuticals)	464,300	23,972
	Taisei Corporation (Construction & engineering)	1,532,000	11,160
	Temp Holdings Co., Ltd. (Professional services)	238,600	4,445
	TIS, Inc. (IT services)	187,600	4,772
	Tokio Marine Holdings, Inc. (Insurance)	934,900	39,435
	Tokyo Electron, Ltd. (Semiconductors & semiconductor equipment)	319,900	34,927
	Tsuruha Holdings, Inc. (Food & staples retailing)	48,900	4,524
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	118,700	4,041
			528,304

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—15.8%
	China—8.6%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	488,159	$52,638
	Anhui Conch Cement Co., Ltd. Class “H” (Construction materials)	4,142,500	14,072
	China Overseas Land & Investment, Ltd. (Real estate management & development)	6,180,000	17,654
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	5,836,000	7,645
*	Ctrip.com International, Ltd.—ADR (Internet & direct marketing retail)	372,522	18,309
	Industrial and Commercial Bank of China, Ltd. Class “H” (Banks)	79,365,000	51,879
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	9,400,500	52,618
*	SINA Corporation (Internet software & services)†	79,119	5,706
	Tencent Holdings, Ltd. (Internet software & services)	1,346,200	38,594
	Xinyi Solar Holdings, Ltd. (Semiconductors & semiconductor equipment)	6,642,000	2,120
			261,235
	India—3.8%
	Bharat Petroleum Corporation, Ltd. (Oil, gas & consumable fuels)	443,468	4,435
	Britannia Industries, Ltd. (Food products)	89,592	4,636
*	Eicher Motors, Ltd. (Machinery)	14,264	5,595
	HCL Technologies, Ltd. (IT services)	625,080	8,433
	HDFC Bank, Ltd. (Banks)	1,010,943	22,419
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	332,292	5,109
	IndusInd Bank, Ltd. (Banks)	440,876	9,680
	Maruti Suzuki India, Ltd. (Automobiles)	165,156	15,349
*	Motherson Sumi Systems, Ltd. (Auto components)	882,181	5,054
	UPL, Ltd. (Chemicals)	498,267	5,590
	Voltas, Ltd. (Construction & engineering)	753,679	4,788
	Yes Bank, Ltd. (Banks)	1,006,967	23,971
			115,059
	Indonesia—0.5%
	PT Bank Central Asia Tbk (Banks)	12,931,800	16,061
	South Korea—1.9%
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	30,887	56,896
	Taiwan—0.8%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	753,183	24,734
	Thailand—0.2%
	PTT Global Chemical PCL (Chemicals)	3,020,400	6,439
	United Kingdom—14.2%
	3i Group plc (Capital markets)	1,721,063	16,162
	Babcock International Group plc (Commercial services & supplies)	505,115	5,582
	BAE Systems plc (Aerospace & defense)	2,815,042	22,661
	Bellway plc (Household durables)	232,460	7,872
	British American Tobacco plc (Tobacco)	734,244	48,756
	Bunzl plc (Trading companies & distributors)	484,423	14,081
	Burberry Group plc (Textiles, apparel & luxury goods)	757,074	16,353
	Cineworld Group plc (Media)	530,483	4,403
	Close Brothers Group plc (Capital markets)	236,128	4,550
	Compass Group plc (Hotels, restaurants & leisure)	2,120,032	40,002
	Domino’s Pizza Group plc (Hotels, restaurants & leisure)	930,951	3,602
	Fevertree Drinks plc (Beverages)	166,515	3,140

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—14.2%—(continued)
	GlaxoSmithKline plc (Pharmaceuticals)	2,138,579	$44,465
	Halma plc (Electronic equipment, instruments & components)	361,787	4,642
	Hiscox, Ltd. (Insurance)	581,693	7,973
	Intermediate Capital Group plc (Capital markets)	581,494	5,158
	Intertek Group plc (Professional services)	161,346	7,953
	Jupiter Fund Management plc (Capital markets)	914,821	4,883
	Micro Focus International plc (Software)	351,782	10,040
	Moneysupermarket.com Group plc (Internet software & services)	870,986	3,603
	Playtech plc (Software)	502,517	5,862
	Provident Financial plc (Consumer finance)	157,362	5,909
	Renishaw plc (Electronic equipment, instruments & components)	123,530	4,818
	Segro plc (Equity REIT)	1,205,872	6,892
	Spirax-Sarco Engineering plc (Machinery)	140,941	8,421
*	Subsea 7 S.A. (Energy equipment & services)	381,114	5,895
*	TechnipFMC plc (Energy equipment & services)	464,504	15,158
	UBM plc (Media)	870,089	8,334
	Unilever plc (Personal products)	735,996	36,327
	Victrex plc (Chemicals)	198,118	4,716
	WH Smith plc (Specialty retail)	272,567	6,055
	Wolseley plc (Trading companies & distributors)	407,591	25,636
	WPP plc (Media)	1,051,940	23,091
			432,995
	Western Hemisphere—4.9%
	Canada—4.0%
	Canadian National Railway Co. (Road & rail)	356,981	26,350
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	964,432	31,576
	Constellation Software, Inc. (Software)	23,538	11,567
	Dollarama, Inc. (Multiline retail)	134,042	11,109
	Finning International, Inc. (Trading companies & distributors)	205,059	3,830
	Lundin Mining Corporation (Metals & mining)	1,178,253	6,636
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	992,081	30,459
			121,527
	United States—0.9%
	Shire plc (Biotechnology)	459,571	26,838
	Asia—2.9%
	Australia—2.1%
	Domino’s Pizza Enterprises, Ltd. (Hotels, restaurants & leisure)	84,245	3,741
	Downer EDI, Ltd. (Commercial services & supplies)**§	1,395,334	6,172
	Macquarie Group, Ltd. (Capital markets)	716,796	49,396
	OZ Minerals, Ltd. (Metals & mining)	586,726	3,510
			62,819
	Hong Kong—0.8%
	AIA Group, Ltd. (Insurance)	3,550,000	22,383
	ASM Pacific Technology, Ltd. (Semiconductors & semiconductor equipment)	289,000	3,931
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	6,597,000	—
			26,314

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia—2.9%—(continued)
	New Zealand—0.0%
	Spark New Zealand, Ltd. (Diversified telecommunication services)	205,297	$504
	Emerging Latin America—2.3%
	Brazil—0.8%
	AMBEV S.A.—ADR (Beverages)	2,812,958	16,202
	Cia de Saneamento Basico do Estado de Sao Paulo (Water utilities)	409,000	4,258
	Engie Brasil Energia S.A. (Independent power & renewable electricity producers)	348,000	3,932
			24,392
	Mexico—0.8%
	Arca Continental S.A.B. de C.V. (Beverages)	1,419,995	9,860
	Grupo Financiero Banorte S.A.B. de C.V. Class “O” (Banks)	2,345,900	13,500
	Grupo Financiero Santander Mexico S.A.B. de C.V. Class “B” (Banks)	1,192,200	2,151
			25,511
	Peru—0.7%
	Credicorp, Ltd. (Banks)†	118,999	19,432
	Emerging Europe, Mid-East, Africa—1.6%
	Georgia—0.1%
	BGEO Group plc (Banks)	80,175	3,236
	Hungary—0.2%
	MOL Hungarian Oil & Gas plc (Oil, gas & consumable fuels)	67,245	4,602
	Russia—0.2%
*	X5 Retail Group N.V.—GDR (Food & staples retailing)	135,773	4,569
	South Africa—0.8%
	Bid Corporation, Ltd. (Food & staples retailing)	272,059	5,266
	Bidvest Group, Ltd. (Industrial conglomerates)	272,059	3,120
	RMB Holdings, Ltd. (Diversified financial services)	935,010	4,082
	Sanlam, Ltd. (Insurance)	1,446,357	7,263
	The Spar Group, Ltd. (Food & staples retailing)	437,100	5,678
			25,409
	United Arab Emirates—0.3%
	Dubai Islamic Bank PJSC (Banks)	6,926,009	10,560
	Total Common Stocks—95.3% (cost $2,574,005)		2,899,844
	Preferred Stocks
	Brazil—2.1%
	Itau Unibanco Holding S.A. (Banks)	3,356,340	40,633
*	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	4,784,200	22,143
			62,776
	Germany—0.4%
	Fuchs Petrolub SE (Chemicals)	97,156	4,740

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Preferred Stocks—(continued)
Sartorius AG (Health care equipment & supplies)	85,955	$7,543
		12,283
Total Preferred Stocks—2.5% (cost $72,016)		75,059
Affiliated Fund
China—0.0%
William Blair China A-Share Fund, LLC§	10,158	164
Total Affiliated Fund—0.0% (cost $102)		164
Repurchase Agreement
Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $54,399, collateralized by U.S. Treasury Bond, 2.875%, due 5/15/43, and U.S. Treasury Note, 2.000%, due 11/15/26	$54,399	54,399
Total Repurchase Agreement—1.8% (cost $54,399)		54,399
Total Investments—99.6% (cost $2,700,522)		3,029,466
Cash and other assets, less liabilities—0.4%		11,541
Net assets—100.0%		$3,041,007

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. These holdings represent 0.20% of the Fund’s net assets at March 31, 2017.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.21% of the Fund’s net assets at March 31, 2017.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of March 31, 2017, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund. The Fund is subject to repatriation and other redemption restrictions imposed on the William Blair China A-Share Fund, LLC by the Chinese government.

	Share Activity				Period Ended March 31, 2017

Security Name	Balance 12/31/2016	Purchases	Sales	Balance 3/31/2017	Value	Dividend Income	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)
William Blair China A-Share Fund, LLC	10,158	—	—	10,158	$164	$—	$—	$—

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

At March 31, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	22.7%
Industrials	17.6%
Information Technology	17.3%
Consumer Discretionary	12.9%
Materials	7.4%
Health Care	6.7%
Consumer Staples	6.1%
Energy	6.0%
Real Estate	2.0%
Telecommunication Services	0.8%
Utilities	0.5%
Total	100.0%

At March 31, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	28.6%
Japanese Yen	17.6%
British Pound Sterling	16.0%
Hong Kong Dollar	7.1%
U.S. Dollar	6.2%
Canadian Dollar	4.1%
Indian Rupee	3.9%
Swiss Franc	2.8%
Swedish Krona	2.8%
Brazilian Real	2.4%
Australian Dollar	2.1%
South Korean Won	1.9%
Danish Krone	1.3%
All Other Currencies	3.2%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—36.1%
	Austria—0.1%
	Lenzing AG (Chemicals)	17,193	$2,891
	Belgium—1.3%
	Bekaert S.A. (Metals & mining)	72,990	3,571
	KBC Groep N.V. (Banks)	389,009	25,809
			29,380
	Denmark—1.3%
	DSV A/S (Road & rail)	214,224	11,090
*	Genmab A/S (Biotechnology)	36,340	6,999
	Pandora A/S (Textiles, apparel & luxury goods)	94,789	10,493
			28,582
	Finland—0.1%
	Huhtamaki Oyj (Containers & packaging)	81,685	2,906
	France—11.7%
	Arkema S.A. (Chemicals)	133,308	13,152
	Atos SE (IT services)	183,381	22,683
	AXA S.A. (Insurance)	997,717	25,816
	bioMerieux (Health care equipment & supplies)	22,900	3,876
	BNP Paribas S.A. (Banks)	455,594	30,343
	Christian Dior SE (Textiles, apparel & luxury goods)	71,770	16,676
	Cie Generale des Etablissements Michelin (Auto components)	145,852	17,714
	Cie Plastic Omnium S.A. (Auto components)	157,805	5,747
	Hermes International (Textiles, apparel & luxury goods)	17,872	8,467
	Ipsen S.A. (Pharmaceuticals)	50,145	5,016
	Nexity S.A. (Real estate management & development)	58,083	2,856
	Rubis SCA (Gas utilities)	40,117	3,932
	SEB S.A. (Household durables)	21,648	3,023
	Thales S.A. (Aerospace & defense)	262,595	25,397
	Total S.A. (Oil, gas & consumable fuels)	646,771	32,715
	Valeo S.A. (Auto components)	312,215	20,794
	Vinci S.A. (Construction & engineering)	251,080	19,901
			258,108
	Germany—6.8%
	Adidas AG (Textiles, apparel & luxury goods)	52,024	9,896
	BASF SE (Chemicals)	236,343	23,428
	Bechtle AG (IT services)	28,249	3,066
	Covestro AG (Chemicals)	74,998	5,773
	Deutsche Telekom AG (Diversified telecommunication services)	1,001,984	17,557
	Evonik Industries AG (Chemicals)	183,365	5,979
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	942,569	19,251
	KION Group AG (Machinery)	93,504	6,108
	MTU Aero Engines AG (Aerospace & defense)	70,817	9,213
	SAP SE (Software)	339,928	33,355
	Vonovia SE (Real estate management & development)	371,678	13,097
	Wirecard AG (IT services)	85,275	4,721
			151,444

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—36.1%—(continued)
	Ireland—1.2%
	CRH plc (Construction materials)	333,824	$11,777
	Greencore Group plc (Food products)	1,635,263	5,036
*	ICON plc (Life sciences tools & services)†	56,767	4,525
	Kingspan Group plc (Building products)	171,668	5,477
			26,815
	Israel—1.1%
*	Check Point Software Technologies, Ltd. (Software)†	193,111	19,825
*	Wix.com, Ltd. (Internet software & services)†	48,755	3,310
			23,135
	Italy—1.6%
	Azimut Holding SpA (Capital markets)	205,116	3,573
	Banca Generali SpA (Capital markets)	169,355	4,426
	Brembo SpA (Auto components)	51,088	3,780
	Ferrari N.V. (Automobiles)	65,172	4,849
	FinecoBank Banca Fineco SpA (Banks)	476,734	3,245
	Interpump Group SpA (Machinery)	285,888	6,649
	Recordati SpA (Pharmaceuticals)	168,876	5,724
	Salvatore Ferragamo SpA (Textiles, apparel & luxury goods)	110,192	3,301
			35,547
	Luxembourg—0.3%
	Eurofins Scientific SE (Life sciences tools & services)	12,566	5,467
	Netherlands—2.0%
	Randstad Holding N.V. (Professional services)	238,468	13,763
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	491,569	12,908
	Wolters Kluwer N.V. (Professional services)	429,316	17,846
			44,517
	Spain—2.2%
	Aena S.A. (Transportation infrastructure)	74,274	11,751
	Amadeus IT Group S.A. (IT services)	478,210	24,263
	Bankinter S.A. (Banks)	1,104,877	9,277
	Prosegur Cia de Seguridad S.A. (Commercial services & supplies)	446,798	2,688
			47,979
	Sweden—2.7%
	Boliden AB (Metals & mining)	283,175	8,438
	Fabege AB (Real estate management & development)	183,057	2,911
	Hexpol AB (Chemicals)	330,123	3,386
	Hufvudstaden AB Class “A” (Real estate management & development)	191,100	2,832
	Husqvarna AB Class “B” (Household durables)	376,052	3,301
	Intrum Justitia AB (Commercial services & supplies)	141,579	5,285
	SKF AB Class “B” (Machinery)	678,217	13,420
	Swedbank AB Class “A” (Banks)	885,683	20,519
			60,092
	Switzerland—3.7%
	Adecco Group AG (Professional services)	198,664	14,112
*	Cembra Money Bank AG (Consumer finance)	42,889	3,548

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—36.1%—(continued)
*	dormakaba Holding AG (Building products)	4,249	$3,381
*	Dufry AG (Specialty retail)	22,915	3,491
*	Glencore plc (Metals & mining)	5,200,965	20,406
	Logitech International S.A. (Technology hardware, storage & peripherals)	123,629	3,931
*	Lonza Group AG (Life sciences tools & services)	85,846	16,232
	Partners Group Holding AG (Capital markets)	30,720	16,515
			81,616
	Japan—17.3%
	Alps Electric Co., Ltd. (Electronic equipment, instruments & components)	321,100	9,100
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	61,300	2,552
	Asahi Kasei Corporation (Chemicals)	1,742,000	16,899
	Bandai Namco Holdings, Inc. (Leisure products)	197,100	5,895
	Daifuku Co., Ltd. (Machinery)	200,900	5,008
	Daikin Industries, Ltd. (Building products)	215,100	21,610
	Daiwa House Industry Co., Ltd. (Real estate management & development)	162,400	4,662
	FANUC Corporation (Machinery)	143,500	29,414
	Fuji Electric Co., Ltd. (Electrical equipment)	698,000	4,144
	Fuji Heavy Industries, Ltd. (Automobiles)	468,400	17,178
	Haseko Corporation (Household durables)	399,100	4,316
	Hitachi Chemical Co., Ltd. (Chemicals)	124,900	3,455
	Hoya Corporation (Health care equipment & supplies)	303,100	14,582
	ITOCHU Corporation (Trading companies & distributors)	597,100	8,474
	Kao Corporation (Personal products)	255,300	13,998
	Keyence Corporation (Electronic equipment, instruments & components)	51,200	20,502
	Koito Manufacturing Co., Ltd. (Auto components)	106,100	5,518
*	LINE Corporation—ADR (Software)	99,988	3,846
	Lion Corporation (Household products)	315,000	5,664
	MinebeaMitsumi, Inc. (Machinery)	249,000	3,321
	MISUMI Group, Inc. (Trading companies & distributors)	153,600	2,776
	Mitsubishi Electric Corporation (Electrical equipment)	1,154,800	16,565
	Mitsubishi UFJ Financial Group, Inc. (Banks)	4,293,400	26,984
	Mitsui Mining & Smelting Co., Ltd. (Metals & mining)	1,106,250	3,766
	Nichias Corporation (Building products)	311,000	3,126
	Nihon M&A Center, Inc. (Professional services)	148,300	4,822
	Nissan Chemical Industries, Ltd. (Chemicals)	39,300	1,144
	Nitori Holdings Co., Ltd. (Specialty retail)	88,800	11,223
	Oracle Corporation Japan (Software)	49,900	2,851
	Park24 Co., Ltd. (Commercial services & supplies)	171,500	4,489
	Pola Orbis Holdings, Inc. (Personal products)	240,800	5,812
	SCSK Corporation (IT services)	112,500	4,466
	Shimamura Co., Ltd. (Specialty retail)	24,700	3,264
	Shionogi & Co., Ltd. (Pharmaceuticals)	336,300	17,363
	Taisei Corporation (Construction & engineering)	1,109,000	8,079
	Temp Holdings Co., Ltd. (Professional services)	172,900	3,221
	TIS, Inc. (IT services)	135,900	3,457
	Tokio Marine Holdings, Inc. (Insurance)	677,200	28,565
	Tokyo Electron, Ltd. (Semiconductors & semiconductor equipment)	231,700	25,297
	Tsuruha Holdings, Inc. (Food & staples retailing)	35,400	3,275
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	86,000	2,928
			383,611

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—15.7%
	China—8.5%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	354,188	$38,192
	Anhui Conch Cement Co., Ltd. Class “H” (Construction materials)	3,005,500	10,210
	China Overseas Land & Investment, Ltd. (Real estate management & development)	4,476,000	12,786
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	4,228,000	5,538
*	Ctrip.com International, Ltd.—ADR (Internet & direct marketing retail)	270,287	13,285
	Industrial and Commercial Bank of China, Ltd. Class “H” (Banks)	57,584,000	37,641
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	6,820,500	38,177
*	SINA Corporation (Internet software & services)†	57,308	4,133
	Tencent Holdings, Ltd. (Internet software & services)	975,100	27,955
	Xinyi Solar Holdings, Ltd. (Semiconductors & semiconductor equipment)	4,808,000	1,534
			189,451
	India—3.8%
	Bharat Petroleum Corporation, Ltd. (Oil, gas & consumable fuels)	321,216	3,213
	Britannia Industries, Ltd. (Food products)	64,894	3,358
*	Eicher Motors, Ltd. (Machinery)	10,332	4,053
	HCL Technologies, Ltd. (IT services)	452,763	6,108
	HDFC Bank, Ltd. (Banks)	732,254	16,238
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	241,199	3,708
	IndusInd Bank, Ltd. (Banks)	319,339	7,012
	Maruti Suzuki India, Ltd. (Automobiles)	119,627	11,118
*	Motherson Sumi Systems, Ltd. (Auto components)	638,988	3,661
	UPL, Ltd. (Chemicals)	360,908	4,049
	Voltas, Ltd. (Construction & engineering)	545,910	3,468
	Yes Bank, Ltd. (Banks)	731,401	17,411
			83,397
	Indonesia—0.5%
	PT Bank Central Asia Tbk (Banks)	9,366,800	11,633
	South Korea—1.9%
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	22,372	41,211
	Taiwan—0.8%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	545,552	17,916
	Thailand—0.2%
	PTT Global Chemical PCL (Chemicals)	2,187,800	4,664
	United Kingdom—14.2%
	3i Group plc (Capital markets)	1,246,613	11,706
	Babcock International Group plc (Commercial services & supplies)	365,869	4,043
	BAE Systems plc (Aerospace & defense)	2,039,013	16,414
	Bellway plc (Household durables)	168,378	5,702
	British American Tobacco plc (Tobacco)	532,737	35,376
	Bunzl plc (Trading companies & distributors)	350,881	10,199
	Burberry Group plc (Textiles, apparel & luxury goods)	548,370	11,845
	Cineworld Group plc (Media)	384,243	3,189
	Close Brothers Group plc (Capital markets)	171,034	3,296
	Compass Group plc (Hotels, restaurants & leisure)	1,535,598	28,975
	Domino’s Pizza Group plc (Hotels, restaurants & leisure)	674,313	2,609
	Fevertree Drinks plc (Beverages)	120,611	2,274

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—14.2%—(continued)
	GlaxoSmithKline plc (Pharmaceuticals)	1,549,032	$32,207
	Halma plc (Electronic equipment, instruments & components)	262,052	3,362
	Hiscox, Ltd. (Insurance)	421,337	5,775
	Intermediate Capital Group plc (Capital markets)	421,192	3,736
	Intertek Group plc (Professional services)	116,868	5,760
	Jupiter Fund Management plc (Capital markets)	663,496	3,541
	Micro Focus International plc (Software)	254,806	7,272
	Moneysupermarket.com Group plc (Internet software & services)	630,879	2,610
	Playtech plc (Software)	363,987	4,246
	Provident Financial plc (Consumer finance)	113,982	4,280
	Renishaw plc (Electronic equipment, instruments & components)	89,476	3,490
	Segro plc (Equity REIT)	875,432	5,004
	Spirax-Sarco Engineering plc (Machinery)	102,088	6,100
*	Subsea 7 S.A. (Energy equipment & services)	276,051	4,269
*	TechnipFMC plc (Energy equipment & services)	336,453	10,980
	UBM plc (Media)	630,229	6,037
	Unilever plc (Personal products)	533,102	26,313
	Victrex plc (Chemicals)	143,502	3,416
	WH Smith plc (Specialty retail)	197,428	4,386
	Wolseley plc (Trading companies & distributors)	295,229	18,569
	WPP plc (Media)	761,949	16,725
			313,706
	Western Hemisphere—4.8%
	Canada—3.9%
	Canadian National Railway Co. (Road & rail)	258,571	19,086
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	698,565	22,872
	Constellation Software, Inc. (Software)	17,049	8,378
	Dollarama, Inc. (Multiline retail)	97,090	8,046
	Finning International, Inc. (Trading companies & distributors)	148,530	2,774
	Lundin Mining Corporation (Metals & mining)	853,816	4,809
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	718,124	22,048
			88,013
	United States—0.9%
	Shire plc (Biotechnology)	332,880	19,440
	Asia—2.9%
	Australia—2.0%
	Domino’s Pizza Enterprises, Ltd. (Hotels, restaurants & leisure)	61,021	2,710
	Downer EDI, Ltd. (Commercial services & supplies)**§	1,025,120	4,535
	Macquarie Group, Ltd. (Capital markets)	519,195	35,779
	OZ Minerals, Ltd. (Metals & mining)	424,982	2,542
			45,566
	Hong Kong—0.9%
	AIA Group, Ltd. (Insurance)	2,571,263	16,212
	ASM Pacific Technology, Ltd. (Semiconductors & semiconductor equipment)	209,700	2,852
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	3,373,000	—
			19,064

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia—2.9%—(continued)
	New Zealand—0.0%
	Spark New Zealand, Ltd. (Diversified telecommunication services)	149,086	$366
	Emerging Latin America—2.3%
	Brazil—0.8%
	AMBEV S.A.—ADR (Beverages)	2,037,503	11,736
	Cia de Saneamento Basico do Estado de Sao Paulo (Water utilities)	296,300	3,085
	Engie Brasil Energia S.A. (Independent power & renewable electricity producers)	252,100	2,848
			17,669
	Mexico—0.8%
	Arca Continental S.A.B. de C.V. (Beverages)	1,028,542	7,142
	Grupo Financiero Banorte S.A.B. de C.V. Class “O” (Banks)	1,702,100	9,795
	Grupo Financiero Santander Mexico S.A.B. de C.V. Class “B” (Banks)	865,000	1,560
			18,497
	Peru—0.7%
	Credicorp, Ltd. (Banks)†	86,194	14,076
	Emerging Europe, Mid-East, Africa—1.6%
	Georgia—0.1%
	BGEO Group plc (Banks)	58,172	2,348
	Hungary—0.2%
	MOL Hungarian Oil & Gas plc (Oil, gas & consumable fuels)	48,707	3,334
	Russia—0.2%
*	X5 Retail Group N.V.—GDR (Food & staples retailing)	98,344	3,309
	South Africa—0.8%
	Bid Corporation, Ltd. (Food & staples retailing)	197,060	3,814
	Bidvest Group, Ltd. (Industrial conglomerates)	197,060	2,260
	RMB Holdings, Ltd. (Diversified financial services)	677,254	2,957
	Sanlam, Ltd. (Insurance)	1,047,636	5,261
	The Spar Group, Ltd. (Food & staples retailing)	316,600	4,112
			18,404
	United Arab Emirates—0.3%
	Dubai Islamic Bank PJSC (Banks)	5,016,700	7,649
	Total Common Stocks—94.9% (cost $1,875,265)		2,101,803
	Preferred Stocks
	Brazil—2.1%
	Itau Unibanco Holding S.A. (Banks)	2,431,100	29,432
*	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	3,465,400	16,039
			45,471
	Germany—0.4%
	Fuchs Petrolub SE (Chemicals)	70,373	3,433

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Preferred Stocks—(continued)
Sartorius AG (Health care equipment & supplies)	62,260	$5,463
		8,896
Total Preferred Stocks—2.5% (cost $52,246)		54,367
Affiliated Fund
China—0.0%
William Blair China A-Share Fund, LLC§	6,312	102
Total Affiliated Fund—0.0% (cost $63)		102
Repurchase Agreement
Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $37,151, collateralized by U.S. Treasury Note, 2.000%, due 11/15/26	$37,150	37,150
Total Repurchase Agreement—1.7% (cost $37,150)		37,150
Total Investments—99.1% (cost $1,964,724)		2,193,422
Cash and other assets, less liabilities—0.9%		21,020
Net assets—100.0%		$2,214,442

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. These holdings represent 0.20% of the Fund’s net assets at March 31, 2017.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.21% of the Fund’s net assets at March 31, 2017.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of March 31, 2017, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund. The Fund is subject to repatriation and other redemption restrictions imposed on the William Blair China A-Share Fund, LLC by the Chinese government.

	Share Activity				Period Ended March 31, 2017

Security Name	Balance 12/31/2016	Purchases	Sales	Balance 3/31/2017	Value	Dividend Income	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)
William Blair China A-Share Fund, LLC	6,312	—	—	6,312	$102	$—	$—	$—

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

At March 31, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	22.8%
Industrials	17.5%
Information Technology	17.3%
Consumer Discretionary	12.9%
Materials	7.4%
Health Care	6.7%
Consumer Staples	6.1%
Energy	6.0%
Real Estate	2.0%
Telecommunication Services	0.8%
Utilities	0.5%
Total	100.0%

At March 31, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	28.5%
Japanese Yen	17.6%
British Pound Sterling	16.0%
Hong Kong Dollar	7.1%
U.S. Dollar	6.2%
Canadian Dollar	4.1%
Indian Rupee	3.9%
Swiss Franc	2.9%
Swedish Krona	2.8%
Brazilian Real	2.4%
Australian Dollar	2.1%
South Korean Won	1.9%
Danish Krone	1.3%
All Other Currencies	3.2%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—33.3%
	Austria—0.4%
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	31,341	$2,183
	Denmark—0.9%
	Royal Unibrew A/S (Beverages)	115,969	4,884
	Finland—0.6%
	Huhtamaki Oyj (Containers & packaging)	86,613	3,082
	France—5.6%
	Alten S.A. (IT services)	61,248	4,697
	Ipsen S.A. (Pharmaceuticals)	54,967	5,498
*	Nexity S.A. (Real estate management & development)	81,381	4,001
	Rubis SCA (Gas utilities)	62,062	6,082
	Sartorius Stedim Biotech (Health care equipment & supplies)	55,691	3,752
	Teleperformance (Professional services)	55,810	6,028
			30,058
	Germany—3.0%
	AURELIUS Equity Opportunities SE & Co KGaA (Capital markets)	76,596	3,326
	CTS Eventim AG & Co KGaA (Media)	72,063	2,789
	KION Group AG (Machinery)	92,884	6,067
	Norma Group SE (Machinery)	77,612	3,672
			15,854
	Ireland—3.0%
	Greencore Group plc (Food products)	1,034,948	3,187
*	ICON plc (Life sciences tools & services)†	48,694	3,882
	Kingspan Group plc (Building products)	185,936	5,932
	UDG Healthcare plc (Health care providers & services)	364,067	3,202
			16,203
	Israel—2.7%
	Elbit Systems, Ltd. (Aerospace & defense)	43,765	5,009
	Mizrahi Tefahot Bank, Ltd. (Banks)	182,874	3,102
*	Orbotech, Ltd. (Electronic equipment, instruments & components)†	119,647	3,858
*	Wix.com, Ltd. (Internet software & services)†	39,364	2,673
			14,642
	Italy—6.6%
	Azimut Holding SpA (Capital markets)	149,929	2,612
	Banca IFIS SpA (Diversified financial services)	118,914	4,558
	Brembo SpA (Auto components)	95,182	7,042
	Cerved Information Solutions SpA (Diversified financial services)	446,272	4,316
	DiaSorin SpA (Health care equipment & supplies)	49,124	3,317
	Industria Macchine Automatiche SpA (Machinery)	53,302	4,339
	Recordati SpA (Pharmaceuticals)	173,508	5,880
	Salvatore Ferragamo SpA (Textiles, apparel & luxury goods)	116,428	3,488
			35,552
	Luxembourg—0.5%
	Stabilus S.A. (Machinery)	45,495	2,932

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—33.3%—(continued)
	Spain—1.7%
	Atresmedia Corporation de Medios de Comunicaion S.A. (Media)	336,169	$4,246
	Cia de Distribucion Integral Logista Holdings S.A. (Air freight & logistics)	215,897	5,008
			9,254
	Sweden—6.1%
	Bilia AB Class “A” (Specialty retail)	103,354	2,134
	Boliden AB (Metals & mining)	197,795	5,894
	Granges AB (Metals & mining)	326,145	2,985
	Indutrade AB (Trading companies & distributors)	125,644	2,395
	Intrum Justitia AB (Commercial services & supplies)	194,128	7,247
	Loomis AB Class “B” (Commercial services & supplies)	101,631	3,216
*	NetEnt AB (Internet software & services)	583,491	4,688
	Thule Group AB (Leisure products)	241,183	4,045
			32,604
	Switzerland—2.2%
*	Cembra Money Bank AG (Consumer finance)	57,117	4,725
*	dormakaba Holding AG (Building products)	4,905	3,903
	Straumann Holding AG (Health care equipment & supplies)	6,878	3,191
			11,819
	Japan—21.2%
	BML, Inc. (Health care providers & services)	98,500	2,169
	Daifuku Co., Ltd. (Machinery)	167,800	4,183
	Daiichikosho Co., Ltd. (Media)	15,500	622
	Dowa Holdings Co., Ltd. (Metals & mining)	452,000	3,256
	Fuji Electric Co., Ltd. (Electrical equipment)	665,000	3,948
	GLP J-Reit (Equity REIT)	4,186	4,839
	Haseko Corporation (Household durables)	386,500	4,180
	Hitachi Chemical Co., Ltd. (Chemicals)	161,900	4,479
	Hoshizaki Corp. (Machinery)	29,300	2,305
	Kose Corporation (Personal products)	34,300	3,103
	Meitec Corporation (Professional services)	106,300	4,316
	MinebeaMitsumi, Inc. (Machinery)	234,000	3,121
	MISUMI Group, Inc. (Trading companies & distributors)	191,700	3,465
	Nihon M&A Center, Inc. (Professional services)	151,000	4,910
	Nissan Chemical Industries, Ltd. (Chemicals)	118,100	3,437
	NS Solutions Corporation (IT services)	176,300	3,810
	Okamoto Industries, Inc. (Chemicals)	279,000	2,985
	Oracle Corporation Japan (Software)	69,200	3,953
	Park24 Co., Ltd. (Commercial services & supplies)	107,600	2,816
	Pola Orbis Holdings, Inc. (Personal products)	181,200	4,373
	Relo Group, Inc. (Real estate management & development)	262,000	4,344
	Shimamura Co., Ltd. (Specialty retail)	31,400	4,149
	Stanley Electric Co., Ltd. (Auto components)	93,000	2,652
	Start Today Co., Ltd. (Internet & direct marketing retail)	151,000	3,341
	Suruga Bank, Ltd. (Banks)	311,200	6,552
	Temp Holdings Co., Ltd. (Professional services)	217,200	4,046
	TIS, Inc. (IT services)	136,800	3,480
	Tokyo Century Corporation (Diversified financial services)	129,200	4,398
	Tsuruha Holdings, Inc. (Food & staples retailing)	43,100	3,988
	Ulvac, Inc. (Semiconductors & semiconductor equipment)	58,200	2,713

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—21.2%—(continued)
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	128,600	$4,378
			114,311
	United Kingdom—13.3%
	Abcam plc (Biotechnology)	252,348	2,610
	Beazley plc (Insurance)	1,169,103	6,269
	Big Yellow Group plc (Equity REIT)	270,799	2,479
	Domino’s Pizza Group plc (Hotels, restaurants & leisure)	602,377	2,331
	Elementis plc (Chemicals)	892,420	3,234
	Halma plc (Electronic equipment, instruments & components)	384,514	4,933
	Hays plc (Professional services)	2,502,263	4,922
	Inchcape plc (Distributors)	426,247	4,494
	Intermediate Capital Group plc (Capital markets)	420,993	3,734
	Jupiter Fund Management plc (Capital markets)	640,607	3,419
	Micro Focus International plc (Software)	223,264	6,372
	Playtech plc (Software)	294,699	3,438
	Rentokil Initial plc (Commercial services & supplies)	1,252,203	3,870
	Spirax-Sarco Engineering plc (Machinery)	65,605	3,920
	SSP Group plc (Hotels, restaurants & leisure)	1,012,142	5,284
	Ted Baker plc (Textiles, apparel & luxury goods)	80,765	2,793
	Ultra Electronics Holdings plc (Aerospace & defense)	168,732	4,380
	Workspace Group plc (Equity REIT)	315,238	3,101
			71,583
	Emerging Asia—10.6%
	China—2.2%
*	China Lodging Group, Ltd.—ADR (Hotels, restaurants & leisure)	99,161	6,153
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	3,820,000	3,146
	Weichai Power Co., Ltd. Class “H” (Machinery)	1,399,000	2,470
			11,769
	India—4.0%
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	428,449	6,587
*	Motherson Sumi Systems, Ltd. (Auto components)	545,340	3,124
	UPL, Ltd. (Chemicals)	381,946	4,285
	Yes Bank, Ltd. (Banks)	322,815	7,685
			21,681
	Indonesia—0.8%
	PT Bank Negara Indonesia Persero Tbk (Banks)	8,356,000	4,060
	Taiwan—3.6%
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	293,000	2,453
	E.Sun Financial Holding Co., Ltd. (Banks)	4,274,345	2,599
	Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	833,000	3,226
	Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	1,592,000	4,633
	Silicon Motion Technology Corporation—ADR (Semiconductors & semiconductor equipment)	68,709	3,212
	Tripod Technology Corporation (Electronic equipment, instruments & components)	1,183,000	3,333
			19,456

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia—5.6%
	Australia—3.9%
	Challenger, Ltd. (Diversified financial services)	628,390	$6,025
	DuluxGroup, Ltd. (Chemicals)	816,972	4,076
	Orora, Ltd. (Containers & packaging)	2,878,655	6,510
	The Star Entertainment Group, Ltd. (Hotels, restaurants & leisure)	1,041,709	4,353
			20,964
	Hong Kong—1.2%
	ASM Pacific Technology, Ltd. (Semiconductors & semiconductor equipment)	120,700	1,642
	Man Wah Holdings, Ltd. (Household durables)	5,901,600	4,685
			6,327
	Singapore—0.5%
	SATS, Ltd. (Transportation infrastructure)	740,000	2,582
	Canada—5.4%
	Canadian Energy Services & Technology Corporation (Energy equipment & services)	757,324	4,151
	Enerflex, Ltd. (Energy equipment & services)	207,316	2,959
	Finning International, Inc. (Trading companies & distributors)	214,422	4,005
	Linamar Corporation (Auto components)	64,980	2,956
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	131,979	2,714
*	Raging River Exploration, Inc. (Oil, gas & consumable fuels)	645,232	4,527
	ShawCor, Ltd. (Energy equipment & services)	85,085	2,491
	Whitecap Resources, Inc. (Oil, gas & consumable fuels)	654,935	5,097
			28,900
	Emerging Latin America—4.2%
	Brazil—2.5%
	CVC Brasil Operadora e Agencia de Viagens S.A. (Hotels, restaurants & leisure)	361,700	3,339
	EDP - Energias do Brasil S.A. (Electric utilities)	972,000	4,331
	Equatorial Energia S.A. (Electric utilities)	131,900	2,477
	Localiza Rent a Car S.A. (Road & rail)	259,900	3,460
			13,607
	Mexico—1.7%
	Gentera S.A.B. de C.V. (Consumer finance)	2,845,700	4,700
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	25,125	4,352
			9,052
	Emerging Europe, Mid-East, Africa—3.8%
	Czech Republic—0.7%
*	Moneta Money Bank A.S. (Banks)	1,135,818	3,847
	Hungary—0.7%
	Richter Gedeon Nyrt (Pharmaceuticals)	175,633	3,989
	South Africa—1.9%
	AVI, Ltd. (Food products)	651,674	4,809
	Bidvest Group, Ltd. (Industrial conglomerates)	254,776	2,922
	RMB Holdings, Ltd. (Diversified financial services)	561,563	2,451
			10,182

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—3.8%—(continued)
Turkey—0.5%
Arcelik A.S. (Household durables)	381,430	$2,378
Total Common Stocks—97.4% (cost $452,162)		523,755
Repurchase Agreement
Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $5,929, collateralized by U.S. Treasury Bond, 2.875%, due 5/15/43	$5,929	5,929
Total Repurchase Agreement—1.1% (cost $5,929)		5,929
Total Investments—98.5% (cost $458,091)		529,684
Cash and other assets, less liabilities—1.5%		8,180
Net assets—100.0%		$537,864

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

At March 31, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	23.9%
Financials	17.1%
Consumer Discretionary	15.4%
Information Technology	12.1%
Materials	8.4%
Health Care	7.8%
Consumer Staples	4.6%
Energy	4.6%
Real Estate	3.6%
Utilities	2.5%
Total	100.0%

At March 31, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Japanese Yen	21.8%
Euro	20.0%
British Pound Sterling	14.9%
Swedish Krona	6.2%
Canadian Dollar	5.5%
U.S. Dollar	4.6%
Indian Rupee	4.1%
Australian Dollar	4.0%
New Taiwan Dollar	3.1%
Brazilian Real	2.6%
Hong Kong Dollar	2.3%
Swiss Franc	2.3%
South African Rand	1.9%
Israeli Shekel	1.6%
All Other Currencies	5.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—68.4%
	China—26.3%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	157,674	$17,002
	Anhui Conch Cement Co., Ltd. Class “H” (Construction materials)	2,079,500	7,064
	Brilliance China Automotive Holdings, Ltd. (Automobiles)	3,376,000	5,647
	China Mobile, Ltd. (Wireless telecommunication services)	220,500	2,413
	CNOOC, Ltd. (Oil, gas & consumable fuels)	2,831,000	3,380
*	Ctrip.com International, Ltd.—ADR (Internet & direct marketing retail)	72,301	3,553
	Industrial and Commercial Bank of China, Ltd. Class “H” (Banks)	15,700,000	10,263
	NetEase, Inc.—ADR (Internet software & services)	11,690	3,320
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,711,500	9,580
	Sinopharm Group Co., Ltd. Class “H” (Health care providers & services)	918,800	4,262
	Sun Art Retail Group, Ltd. (Food & staples retailing)	603,000	565
*	TAL Education Group—ADR (Diversified consumer services)	39,241	4,182
	Tencent Holdings, Ltd. (Internet software & services)	582,300	16,694
*	Yum China Holdings, Inc. (Hotels, restaurants & leisure)	144,141	3,921
			91,846
	India—14.6%
	Asian Paints, Ltd. (Chemicals)	226,140	3,726
	Bharat Petroleum Corporation, Ltd. (Oil, gas & consumable fuels)	424,645	4,247
	HCL Technologies, Ltd. (IT services)	261,644	3,530
	HDFC Bank, Ltd.—ADR (Banks)	66,818	5,026
	HDFC Bank, Ltd. (Banks)	181,604	4,027
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	399,851	9,236
	IndusInd Bank, Ltd. (Banks)	233,248	5,121
	Maruti Suzuki India, Ltd. (Automobiles)	61,390	5,706
	Tata Motors, Ltd. (Automobiles)	772,018	5,556
	Vedanta, Ltd. (Metals & mining)	1,095,589	4,652
			50,827
	Indonesia—3.9%
	PT Astra International Tbk (Automobiles)	5,313,100	3,439
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	3,636,200	3,541
	PT Telekomunikasi Indonesia Persero Tbk (Diversified telecommunication services)	11,409,500	3,536
	PT Unilever Indonesia Tbk (Household products)	965,500	3,139
			13,655
	Malaysia—1.3%
	Public Bank Bhd (Banks)	994,800	4,473
	South Korea—11.8%
	Amorepacific Corporation (Personal products)	9,098	2,282
	Hankook Tire Co., Ltd. (Auto components)	82,534	4,022
	LG Chem, Ltd. (Chemicals)	10,390	2,732
	NAVER Corporation (Internet software & services)	7,630	5,834
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	10,440	19,231
	Shinhan Financial Group Co., Ltd. (Banks)	170,251	7,094
			41,195
	Taiwan—8.7%
	Fubon Financial Holding Co., Ltd. (Diversified financial services)	3,979,000	6,491
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	39,000	6,144

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—68.4%—(continued)
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	545,852	$17,926
			30,561
	Thailand—1.8%
	Airports of Thailand PCL (Transportation infrastructure)	2,245,400	2,565
	CP ALL PCL (Food & staples retailing)	2,123,600	3,646
			6,211
	Emerging Latin America—12.1%
	Argentina—1.3%
	MercadoLibre, Inc. (Internet software & services)	21,305	4,505

	Brazil—5.3%
	AMBEV S.A.—ADR (Beverages)	613,970	3,536
	BM&F BOVESPA S.A. (Capital markets)	499,800	3,080
	CCR S.A (Transportation infrastructure)	586,700	3,383
	Kroton Educacional S.A. (Diversified consumer services)	249,400	1,058
	Raia Drogasil S.A. (Food & staples retailing)	205,000	3,842
	Ultrapar Participacoes S.A. (Oil, gas & consumable fuels)	155,000	3,546
			18,445
	Mexico—4.0%
*	Cemex S.A.B. de C.V.—ADR (Construction materials)	484,862	4,398
	Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	39,834	3,526
	Grupo Financiero Banorte S.A.B. de C.V. Class “O” (Banks)	1,044,000	6,008
			13,932
	Peru—1.5%
	Credicorp, Ltd. (Banks)†	33,422	5,458
	Emerging Europe, Mid-East, Africa—11.0%
	Hungary—1.0%
	OTP Bank plc (Banks)	123,645	3,459
	Russia—1.8%
	Magnit PJSC—GDR (Food & staples retailing)	99,967	3,818
*	Yandex N.V. Class “A” (Internet software & services)†	117,590	2,579
			6,397
	South Africa—6.4%
	Bid Corporation, Ltd. (Food & staples retailing)	221,969	4,297
	Bidvest Group, Ltd. (Industrial conglomerates)	309,420	3,549
	FirstRand, Ltd. (Diversified financial services)	1,264,318	4,369
	Naspers, Ltd. (Media)	58,999	10,180
			22,395
	Turkey—0.9%
	KOC Holding A.S. (Industrial conglomerates)	718,165	3,033
	United Arab Emirates—0.9%
	Emaar Properties PJSC (Real estate management & development)	1,543,685	3,068

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Total Common Stocks—91.5% (cost $280,982)		$319,460
	Preferred Stocks
	Brazil—6.5%
	Itau Unibanco Holding S.A. (Banks)	837,850	10,143
*	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	2,694,200	12,470
			22,613

	Total Preferred Stocks—6.5% (cost $20,594)		22,613
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $5,681, collateralized by U.S. Treasury Bond, 2.875%, due 5/15/43	$5,681	5,681
	Total Repurchase Agreement—1.6% (cost $5,681)		5,681
	Total Investments—99.6% (cost $307,257)		347,754
	Cash and other assets, less liabilities—0.4%		1,571
	Net assets—100.0%		$349,325

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

At March 31, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	28.5%
Information Technology	28.3%
Consumer Discretionary	13.8%
Consumer Staples	8.4%
Energy	6.9%
Materials	6.6%
Industrials	3.7%
Telecommunication Services	1.7%
Health Care	1.2%
Real Estate	0.9%
Total	100.0%

At March 31, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	24.2%
Hong Kong Dollar	17.5%
Indian Rupee	13.4%
South Korean Won	12.0%
Brazilian Real	11.0%
South African Rand	6.5%
Indonesian Rupiah	4.0%
New Taiwan Dollar	3.7%
Thai Baht	1.8%
Mexican Peso	1.8%
Malaysian Ringgit	1.3%
Hungarian Forint	1.0%
All Other Currencies	1.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—73.4%
	China—24.6%
	AAC Technologies Holdings, Inc. (Electronic equipment, instruments & components)	674,000	$7,888
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	512,031	55,212
*	Autohome, Inc.—ADR (Internet software & services)	110,502	3,511
	China Communications Services Corporation, Ltd. Class “H” (Diversified telecommunication services)	5,056,000	3,311
	China Molybdenum Co., Ltd. Class “H” (Metals & mining)	9,537,000	3,375
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	5,780,000	7,571
*	Ctrip.com International, Ltd.—ADR (Internet & direct marketing retail)	387,298	19,036
	Geely Automobile Holdings, Ltd. (Automobiles)	7,345,000	11,247
	Haier Electronics Group Co., Ltd. (Household durables)	1,907,000	4,368
	Minth Group, Ltd. (Auto components)	916,000	3,689
*	MMG, Ltd. (Metals & mining)	9,152,000	3,415
*	Momo, Inc.—ADR (Internet software & services)	148,235	5,050
	NetEase, Inc.—ADR (Internet software & services)	64,076	18,198
*	New Oriental Education & Technology Group, Inc.—ADR (Diversified consumer services)	140,096	8,459
	Nine Dragons Paper Holdings, Ltd. (Paper & forest products)	4,696,000	5,046
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	2,095,000	11,727
	Silergy Corporation (Semiconductors & semiconductor equipment)	108,000	1,993
	Sinopharm Group Co., Ltd. Class “H” (Health care providers & services)	1,329,400	6,167
	Sunny Optical Technology Group Co., Ltd. (Electronic equipment, instruments & components)	1,276,000	9,326
*	TAL Education Group—ADR (Diversified consumer services)	83,629	8,912
	Tencent Holdings, Ltd. (Internet software & services)	1,870,960	53,638
	Travelsky Technology, Ltd. Class “H” (IT services)	2,143,000	5,063
*	Weibo Corporation—ADR (Internet software & services)	248,382	12,961
	Weichai Power Co., Ltd. Class “H” (Machinery)	2,552,000	4,505
	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class “H” (Machinery)	4,801,400	2,576
			276,244
	India—17.9%
	Asian Paints, Ltd. (Chemicals)	366,566	6,040
	Bajaj Finance, Ltd. (Consumer finance)	433,218	7,832
*	Bajaj Finserv, Ltd. (Insurance)	69,037	4,338
	Bharat Electronics, Ltd. (Aerospace & defense)	1,905,910	4,585
*	Bharat Financial Inclusion, Ltd. (Consumer finance)	574,349	7,147
	Bharat Petroleum Corporation, Ltd. (Oil, gas & consumable fuels)	283,828	2,839
*	Eicher Motors, Ltd. (Machinery)	22,490	8,822
	Godrej Consumer Products, Ltd. (Personal products)	133,835	3,463
	Havells India, Ltd. (Electrical equipment)	526,118	3,759
	HDFC Bank, Ltd. (Banks)	1,404,522	31,147
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	831,425	19,204
	Indraprastha Gas, Ltd. (Gas utilities)	307,065	4,811
	IndusInd Bank, Ltd. (Banks)	894,586	19,642
	ITC, Ltd. (Tobacco)	1,963,918	8,491
	Maruti Suzuki India, Ltd. (Automobiles)	176,095	16,366
	Max Financial Services, Ltd. (Insurance)	648,563	5,782
*	Motherson Sumi Systems, Ltd. (Auto components)	817,121	4,681
	Petronet LNG, Ltd. (Oil, gas & consumable fuels)	572,038	3,554
	Pidilite Industries, Ltd. (Chemicals)	254,884	2,736
	Shree Cement, Ltd. (Construction materials)	11,317	2,959
	UPL, Ltd. (Chemicals)	484,195	5,432
	Vakrangee, Ltd. (IT services)	596,527	3,022

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—73.4%—(continued)
	Yes Bank, Ltd. (Banks)	764,627	$18,202
	Zee Entertainment Enterprises, Ltd. (Media)	719,165	5,931
			200,785
	Indonesia—5.2%
	PT Astra International Tbk (Automobiles)	16,619,800	10,757
	PT Bank Negara Indonesia Persero Tbk (Banks)	11,563,100	5,619
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	15,447,121	15,041
	PT Gudang Garam Tbk (Tobacco)	577,900	2,842
	PT Indofood CBP Sukses Makmur Tbk (Food products)	3,992,400	2,442
	PT Kalbe Farma Tbk (Pharmaceuticals)	28,825,815	3,331
	PT Telekomunikasi Indonesia Persero Tbk (Diversified telecommunication services)	25,616,000	7,939
	PT Unilever Indonesia Tbk (Household products)	1,553,200	5,050
	PT United Tractors Tbk (Oil, gas & consumable fuels)	2,711,400	5,392
			58,413
	Malaysia—0.7%
	Public Bank Bhd (Banks)	1,868,600	8,402
	Philippines—1.7%
	Ayala Land, Inc. (Real estate management & development)	5,991,000	3,946
	BDO Unibank, Inc. (Banks)	2,331,756	5,465
	Jollibee Foods Corporation (Hotels, restaurants & leisure)	678,810	2,672
	Metro Pacific Investments Corporation (Diversified financial services)	19,901,900	2,388
	Robinsons Retail Holdings, Inc. (Food & staples retailing)	1,640,310	2,517
	Security Bank Corporation (Banks)	569,730	2,294
			19,282
	South Korea—9.9%
	BGF retail Co., Ltd. (Food & staples retailing)	43,175	4,054
	Hana Financial Group, Inc. (Banks)	422,360	13,955
	Hanssem Co., Ltd. (Household durables)	20,160	3,966
	LG Innotek Co., Ltd. (Electronic equipment, instruments & components)	23,213	2,833
	Mando Corporation (Auto components)	15,363	3,565
	NAVER Corporation (Internet software & services)	19,505	14,913
*	Samsung Biologics Co., Ltd. (Life sciences tools & services)	31,978	4,947
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	29,859	55,003
	Shinhan Financial Group Co., Ltd. (Banks)	183,054	7,628
			110,864
	Taiwan—10.2%
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	421,145	3,525
	Delta Electronics, Inc. (Electronic equipment, instruments & components)	1,926,000	10,315
	E.Sun Financial Holding Co., Ltd. (Banks)	7,427,860	4,517
	Elite Material Co., Ltd. (Electronic equipment, instruments & components)	867,000	3,372
	Ennoconn Corporation (Technology hardware, storage & peripherals)	217,000	2,836
	Gourmet Master Co., Ltd. (Hotels, restaurants & leisure)	265,000	2,506
	Hiwin Technologies Corporation (Machinery)	843,000	5,293
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	3,756,000	11,265
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	98,000	15,438
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	3,154,000	19,646
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,000,825	32,867

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—73.4%—(continued)
	Win Semiconductors Corporation (Semiconductors & semiconductor equipment)	738,000	$3,283
			114,863
	Thailand—3.2%
	Airports of Thailand PCL (Transportation infrastructure)	3,371,200	3,851
	Central Pattana PCL (Real estate management & development)	3,310,300	5,467
	CP ALL PCL (Food & staples retailing)	3,301,300	5,668
	Home Product Center PCL (Specialty retail)	9,554,800	2,683
	KCE Electronics PCL (Electronic equipment, instruments & components)	1,098,000	3,339
	Kiatnakin Bank PCL (Banks)	1,692,800	3,424
	Minor International PCL (Hotels, restaurants & leisure)	2,670,400	2,856
	Muangthai Leasing PCL Class “F” (Consumer finance)	3,896,100	3,515
	Thai Beverage PCL (Beverages)	8,110,500	5,450
			36,253
	Emerging Latin America—11.8%
	Argentina—2.1%
	Banco Macro S.A.—ADR (Banks)	64,510	5,593
	MercadoLibre, Inc. (Internet software & services)†	64,461	13,631
*	Pampa Energia S.A.—ADR (Electric utilities)	78,452	4,254
			23,478
	Brazil—5.1%
	BB Seguridade Participacoes S.A. (Insurance)	609,200	5,682
	BM&F BOVESPA S.A. (Capital markets)	1,786,700	11,009
	Cielo S.A. (IT services)	453,220	4,098
	Fleury S.A. (Health care providers & services)	245,600	3,319
	Kroton Educacional S.A. (Diversified consumer services)	838,000	3,555
	Localiza Rent a Car S.A. (Road & rail)	399,700	5,320
	Lojas Renner S.A. (Multiline retail)	698,300	6,201
	Multiplan Empreendimentos Imobiliarios S.A. (Real estate management & development)	146,900	3,111
	Raia Drogasil S.A. (Food & staples retailing)	308,200	5,776
	Ultrapar Participacoes S.A. (Oil, gas & consumable fuels)	183,000	4,187
	WEG S.A. (Machinery)	1,008,900	5,608
			57,866
	Chile—1.2%
	Banco Santander Chile—ADR (Banks)	357,223	8,959
	S.A.C.I. Falabella (Multiline retail)	474,082	3,957
			12,916
	Mexico—1.5%
	Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	34,145	3,023
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	21,479	3,721
	Grupo Mexico S.A.B. de C.V. Class “B” (Metals & mining)	3,351,300	10,054
			16,798
	Panama—0.5%
	Copa Holdings S.A. Class “A” (Airlines)†	51,362	5,765
	Peru—1.4%
	Credicorp, Ltd. (Banks)†	93,453	15,261

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—9.8%
	Hungary—0.8%
	OTP Bank plc (Banks)	251,272	$7,029
	Richter Gedeon Nyrt (Pharmaceuticals)	112,260	2,550
			9,579
	Poland—0.2%
	CCC S.A. (Textiles, apparel & luxury goods)	48,063	2,885
	Qatar—0.3%
	Qatar National Bank QPSC (Banks)	72,927	2,926
	Russia—1.4%
*	X5 Retail Group N.V.—GDR (Food & staples retailing)	243,923	8,208
*	Yandex N.V. Class “A” (Internet software & services)†	324,209	7,110
			15,318
	South Africa—5.6%
	Bid Corporation, Ltd. (Food & staples retailing)	209,301	4,051
	Bidvest Group, Ltd. (Industrial conglomerates)	249,659	2,863
	Capitec Bank Holdings, Ltd. (Banks)	123,023	6,982
	Clicks Group, Ltd. (Food & staples retailing)	692,581	6,613
	FirstRand, Ltd. (Diversified financial services)	3,171,419	10,959
	Naspers, Ltd. (Media)	182,187	31,437
			62,905
	Turkey—0.5%
	Arcelik A.S. (Household durables)	485,375	3,026
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	385,902	2,890
			5,916
	United Arab Emirates—1.0%
	Emaar Properties PJSC (Real estate management & development)	3,483,567	6,924
	First Gulf Bank PJSC (Banks)	1,143,605	4,016
			10,940
	Total Common Stocks—95.0% (cost $903,821)		1,067,659
	Preferred Stocks
	Brazil—4.2%
	Itau Unibanco Holding S.A. (Banks)	2,163,760	26,195
*	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	4,560,700	21,109
	Total Preferred Stocks—4.2% (cost $44,428)		47,304
	Affiliated Fund
	Emerging Asia—0.0%
	China—0.0%
	William Blair China A-Share Fund, LLC§	12,462	202

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Affiliated Fund—(continued)
Total Affiliated Fund—0.0% (cost $124)		$202
Repurchase Agreement
Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $12,399, collateralized by U.S. Treasury Bond, 2.875%, due 5/15/43	$12,399	12,399
Total Repurchase Agreement—1.1% (cost $12,399)		12,399
Total Investments—100.3% (cost $960,772)		1,127,564
Liabilities, plus cash and other assets—(0.3)%		(3,209)
Net assets—100.0%		$1,124,355

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.02% of the Fund’s net assets at March 31, 2017.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of March 31, 2017, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund. The Fund is subject to repatriation and other redemption restrictions imposed on the William Blair China A-Share Fund, LLC by the Chinese government.

	Share Activity				Period Ended March 31, 2017

Change in net
unrealized
	Balance			Balance		Dividend	Net realized	appreciation
Security Name	12/31/2016	Purchases	Sales	3/31/2017	Value	Income	gain (loss)	(depreciation)
William Blair China A-Share Fund, LLC	12,462	-	-	12,462	$202	$—	$—	$1

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

At March 31, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	34.0%
Financials	27.1%
Consumer Discretionary	14.9%
Consumer Staples	6.1%
Industrials	5.1%
Materials	3.5%
Energy	3.3%
Health Care	2.5%
Real Estate	1.7%
Telecommunication Services	1.0%
Utilities	0.8%
Total	100.0%

At March 31, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	21.5%
Indian Rupee	18.0%
Hong Kong Dollar	12.8%
South Korean Won	10.0%
Brazilian Real	9.4%
New Taiwan Dollar	7.5%
South African Rand	5.7%
Indonesian Rupiah	5.2%
Thai Baht	2.8%
Philippine Peso	1.7%
All Other Currencies	5.4%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—72.5%
	China—21.1%
*	Autohome, Inc.—ADR (Internet software & services)	67,904	$2,157
	Canvest Environmental Protection Group Co., Ltd. (Independent power & renewable electricity producers)	1,213,000	729
	China Communications Services Corporation, Ltd. Class “H” (Diversified telecommunication services)	1,704,000	1,116
	China Everbright International, Ltd. (Commercial services & supplies)	3,321,000	4,470
*	China Lodging Group, Ltd.—ADR (Hotels, restaurants & leisure)	101,083	6,272
	Chongqing Rural Commercial Bank Co., Ltd. Class “H” (Banks)	5,847,000	3,950
	Fuyao Glass Industry Group Co. Ltd. Class “H” (Auto components)	1,691,200	5,865
	Haier Electronics Group Co., Ltd. (Household durables)	506,000	1,159
	Haitian International Holdings, Ltd. (Machinery)	1,464,000	3,406
	Huaneng Renewables Corporation, Ltd. Class “H” (Independent power & renewable electricity producers)	6,832,000	2,365
	Kingboard Laminates Holdings, Ltd. (Electronic equipment, instruments & components)	2,418,000	3,136
	Lee & Man Paper Manufacturing, Ltd. (Paper & forest products)	1,568,000	1,198
	Lonking Holdings, Ltd. (Machinery)	6,908,000	2,080
*	Microport Scientific Corporation (Health care equipment & supplies)	1,052,208	749
	Minth Group, Ltd. (Auto components)	752,000	3,029
*	O-Net Technologies Group, Ltd. (Communications equipment)	959,000	814
	Silergy Corporation (Semiconductors & semiconductor equipment)	150,000	2,768
*	SINA Corporation (Internet software & services)†	35,702	2,575
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	1,854,000	1,527
	Sinotruk Hong Kong, Ltd. (Machinery)	2,055,500	1,542
	Sunny Optical Technology Group Co., Ltd. (Electronic equipment, instruments & components)	596,000	4,356
*	TAL Education Group—ADR (Diversified consumer services)	25,442	2,711
	Tarena International, Inc.—ADR (Diversified consumer services)	201,869	3,771
	Tongda Group Holdings, Ltd. (Electronic equipment, instruments & components)	8,480,000	3,001
	Travelsky Technology, Ltd. Class “H” (IT services)	1,025,000	2,422
	Weichai Power Co., Ltd. Class “H” (Machinery)	1,692,000	2,987
	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class “H” (Machinery)	4,437,000	2,381
			72,536
	India—26.3%
	AIA Engineering, Ltd. (Machinery)	118,942	2,839
	Bajaj Finance, Ltd. (Consumer finance)	302,009	5,460
	Berger Paints India, Ltd. (Chemicals)	370,408	1,383
	Bharat Electronics, Ltd. (Aerospace & defense)	958,627	2,306
	Bharat Forge, Ltd. (Auto components)	98,788	1,590
	Can Fin Homes, Ltd. (Thrifts & mortgage finance)	64,925	2,113
	City Union Bank, Ltd. (Banks)	1,156,825	2,699
*	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	586,130	1,943
	Dr. Lal PathLabs, Ltd. (Health care providers & services)	55,571	824
	Edelweiss Financial Services, Ltd. (Capital markets)	533,964	1,293
*	Eicher Motors, Ltd. (Machinery)	6,555	2,571
	Federal Bank, Ltd. (Banks)	1,264,087	1,771
	Finolex Industries, Ltd. (Chemicals)	209,799	1,874
	Godrej Consumer Products, Ltd. (Personal products)	96,739	2,503
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	748,827	4,532
	Havells India, Ltd. (Electrical equipment)	356,363	2,546
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	181,374	2,789
	Indraprastha Gas, Ltd. (Gas utilities)	282,697	4,430
	JK Cement, Ltd. (Construction materials)	8,255	119

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—72.5%—(continued)
	Kajaria Ceramics, Ltd. (Building products)	244,741	$2,201
	Mahanagar Gas, Ltd. (Gas utilities)	314,660	4,342
	Marico, Ltd. (Personal products)	393,043	1,787
	Max Financial Services, Ltd. (Insurance)	161,670	1,441
*	Motherson Sumi Systems, Ltd. (Auto components)	479,413	2,747
	Natco Pharma, Ltd. (Pharmaceuticals)	117,202	1,532
	Petronet LNG, Ltd. (Oil, gas & consumable fuels)	383,095	2,380
	Pidilite Industries, Ltd. (Chemicals)	134,950	1,449
	PVR, Ltd. (Media)	102,838	2,263
*	RBL Bank Ltd. (Banks)	396,897	3,027
*	SKS Microfinance, Ltd. (Consumer finance)	436,418	5,430
	Supreme Industries, Ltd. (Chemicals)	111,840	1,884
*	Syngene International Ltd. (Life sciences tools & services)	186,974	1,504
	The India Cements, Ltd. (Construction materials)	680,577	1,709
	UPL, Ltd. (Chemicals)	269,195	3,020
	VA Tech Wabag, Ltd. (Water utilities)	27,256	285
	Vakrangee, Ltd. (IT services)	746,827	3,784
	Vedanta, Ltd. (Metals & mining)	920,826	3,910
			90,280
	Indonesia—1.4%
	PT Bank Tabungan Negara Persero Tbk (Banks)	28,806,100	4,907
	Malaysia—0.6%
	Kuala Lumpur Kepong Bhd (Food products)	123,200	687
	My EG Services Bhd (IT services)	3,332,000	1,393
			2,080
	Pakistan—3.2%
	D.G. Khan Cement Co., Ltd. (Construction materials)	668,500	1,481
	Honda Atlas Cars Pakistan, Ltd. (Automobiles)	161,500	1,152
	Lucky Cement, Ltd. (Construction materials)	443,500	3,533
	Maple Leaf Cement Factory, Ltd. (Construction materials)	1,440,121	1,703
	The Searle Co., Ltd. (Pharmaceuticals)	124,270	749
	United Bank, Ltd. (Banks)	1,137,000	2,495
			11,113
	Philippines—1.1%
	D&L Industries, Inc. (Chemicals)	8,063,400	2,044
	Metro Pacific Investments Corporation (Diversified financial services)	3,039,000	364
	Security Bank Corporation (Banks)	369,800	1,489
			3,897
	South Korea—7.0%
*	Advanced Process Systems Corporation (Semiconductors & semiconductor equipment)**§	61,441	1,530
	BGF retail Co., Ltd. (Food & staples retailing)	20,643	1,938
	DGB Financial Group, Inc. (Banks)	262,977	2,552
	E-MART, Inc. (Food & staples retailing)	1,497	275
	Hanssem Co., Ltd. (Household durables)	28,890	5,683
	Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	36,640	1,681
	Korea Kolmar Co., Ltd. (Personal products)	24,542	1,648
	LG Innotek Co., Ltd. (Electronic equipment, instruments & components)	16,343	1,995
	Mando Corporation (Auto components)	5,290	1,228

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—72.5%—(continued)
*	Samsung Biologics Co., Ltd. (Life sciences tools & services)	8,451	$1,307
	SFA Engineering Corporation (Electronic equipment, instruments & components)	25,496	1,651
	Vieworks Co., Ltd. (Health care equipment & supplies)	45,570	2,628
			24,116
	Taiwan—8.5%
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	171,000	1,432
	Airtac International Group (Machinery)	249,000	2,450
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	62,000	1,165
	Basso Industry Corporation (Household durables)	441,000	1,340
	Chroma ATE, Inc. (Electronic equipment, instruments & components)	499,000	1,511
	Chunghwa Precision Test Tech Co., Ltd. (Electronic equipment, instruments & components)	55,000	2,465
	Elite Material Co., Ltd. (Electronic equipment, instruments & components)	561,000	2,182
	Ennoconn Corporation (Technology hardware, storage & peripherals)	137,000	1,790
	Getac Technology Corporation (Technology hardware, storage & peripherals)	1,234,000	1,773
	Hiwin Technologies Corporation (Machinery)	442,000	2,775
	Kung Long Batteries Industrial Co., Ltd. (Electrical equipment)	267,000	1,386
	Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	667,000	1,941
	Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	625,274	1,535
	Tong Yang Industry Co., Ltd. (Auto components)	596,000	1,035
	Tripod Technology Corporation (Electronic equipment, instruments & components)	734,000	2,068
	Win Semiconductors Corporation (Semiconductors & semiconductor equipment)	482,000	2,145
			28,993
	Thailand—3.3%
	Bangkok Chain Hospital PCL (Health care providers & services)	4,060,700	1,536
	Beauty Community PCL (Specialty retail)	7,620,400	2,329
	KCE Electronics PCL (Electronic equipment, instruments & components)	727,000	2,211
	Kiatnakin Bank PCL (Banks)	1,253,600	2,535
	Muangthai Leasing PCL Class “F” (Consumer finance)	1,415,100	1,277
	Tisco Financial Group PCL (Banks)	616,400	1,287
			11,175
	Emerging Europe, Mid-East, Africa—12.9%
	Czech Republic—0.3%
*	Moneta Money Bank A.S. (Banks)	282,705	958
	Greece—0.8%
	JUMBO S.A. (Specialty retail)	59,778	942
	OPAP S.A. (Hotels, restaurants & leisure)	201,200	1,876
			2,818
	Hungary—0.6%
	Richter Gedeon Nyrt (Pharmaceuticals)	96,946	2,202
	Kenya—0.4%
	Safaricom, Ltd. (Wireless telecommunication services)	7,347,400	1,304
	Poland—2.3%
	CCC S.A. (Textiles, apparel & luxury goods)	31,470	1,889
	ING Bank Slaski S.A. (Banks)	61,168	2,654

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—12.9%—(continued)
	KRUK S.A. (Consumer finance)	56,128	$3,405
			7,948
	Romania—1.2%
	Banca Transilvania S.A. (Banks)	6,388,905	3,981
	Russia—1.0%
	Globaltrans Investment plc—GDR (Road & rail)	297,768	2,144
	TCS Group Holding plc—GDR (Banks)	126,052	1,330
			3,474
	South Africa—4.3%
	AVI, Ltd. (Food products)	378,057	2,790
	Capitec Bank Holdings, Ltd. (Banks)	51,915	2,946
	Cashbuild, Ltd. (Specialty retail)	38,671	1,079
	Clicks Group, Ltd. (Food & staples retailing)	182,884	1,746
*	Dis-Chem Pharmacies, Ltd. (Food & staples retailing)	1,110,607	1,961
	Famous Brands, Ltd. (Hotels, restaurants & leisure)	88,288	1,025
	KAP Industrial Holdings, Ltd. (Industrial conglomerates)	1,185,034	790
	PSG Group, Ltd. (Diversified financial services)	134,310	2,473
			14,810
	Turkey—0.9%
	Aselsan Elektronik Sanayi Ve Ticaret A.S. (Aerospace & defense)	355,868	1,663
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	203,462	1,524
			3,187
	United Arab Emirates—1.1%
	NMC Health plc (Health care providers & services)	173,685	3,849
	Emerging Latin America—11.1%
	Argentina—2.3%
	Banco Macro S.A.—ADR (Banks)	31,557	2,736
*	Pampa Energia S.A.—ADR (Electric utilities)	97,577	5,291
			8,027
	Brazil—5.8%
	CVC Brasil Operadora e Agencia de Viagens S.A. (Hotels, restaurants & leisure)	468,300	4,323
	EcoRodovias Infraestrutura e Logistica S.A. (Transportation infrastructure)	1,299,900	3,754
	Fleury S.A. (Health care providers & services)	179,000	2,419
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	97,600	1,023
	M Dias Branco S.A. (Food products)	33,400	1,363
	MRV Engenharia e Participacoes S.A. (Household durables)	467,500	2,144
	Multiplan Empreendimentos Imobiliarios S.A. (Real estate management & development)	55,700	1,180
	Raia Drogasil S.A. (Food & staples retailing)	76,700	1,437
*	Rumo S.A. (Road & rail)	493,343	1,347
	Ser Educacional S.A.—(Diversified consumer services)	165,500	1,084
			20,074
	Chile—1.1%
	Parque Arauco S.A. (Real estate management & development)	1,364,213	3,639

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—11.1%—(continued)
	Mexico—1.9%
	Banregio Grupo Financiero S.A.B. de C.V. (Banks)	290,824	$1,736
*	Becle S.A.B. de C.V. (Beverages)	530,200	940
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	201,900	1,094
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	52,000	505
	Infraestructura Energetica Nova S.A.B. de C.V. (Gas utilities)	438,800	2,096
			6,371
	Total Common Stocks—96.5% (cost $281,761)		331,739
	Preferred Stocks
	Brazil—1.1%
	Banco ABC Brasil S.A. (Banks)	249,300	1,491
	Bradespar S.A. (Metals & mining)	50,900	356
*	Metalurgica Gerdau S.A. (Metals & mining)	1,081,400	1,710
	Total Preferred Stocks—1.1% (cost $3,632)		3,557
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $6,275, collateralized by U.S. Treasury Bond, 2.875%, due 5/15/43	$6,275	6,275
	Total Repurchase Agreement—1.8% (cost $6,275)		6,275
	Total Investments—99.4% (cost $291,668)		341,571
	Cash and other assets, less liabilities—0.6%		2,175
	Net assets—100.0%		$343,746

ADR = American Depository Receipt
GDR = Global Depository Receipt
* = Non-income producing security
† = U.S. listed foreign security
** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. This holding represents 0.45% of the Fund’s net assets at March 31, 2017.
§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.45% of the Fund’s net assets at March 31, 2017.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

At March 31, 2017, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	22.5%
Consumer Discretionary	17.9%
Information Technology	16.5%
Industrials	14.1%
Materials	8.2%
Health Care	6.2%
Utilities	5.8%
Consumer Staples	5.7%
Real Estate	1.7%
Telecommunication Services	0.7%
Energy	0.7%
Total	100.0%

At March 31, 2017, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	26.9%
Hong Kong Dollar	15.6%
New Taiwan Dollar	9.5%
U.S. Dollar	8.6%
South Korean Won	7.2%
Brazilian Real	7.0%
South African Rand	4.4%
Thai Baht	3.3%
Pakistan Rupee	3.3%
Polish Zloty	2.4%
Mexican Peso	1.9%
Indonesian Rupiah	1.5%
Romanian Leu	1.2%
Philippine Peso	1.2%
British Pound Sterling	1.2%
Chilean Peso	1.1%
All Other Currencies	3.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—55.7%
U.S. Treasury Inflation Indexed Notes/Bonds—6.1%
U.S. Treasury Inflation Indexed Note, 1.875%, due 7/15/19	$4,981	$5,293
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	20,547	28,444
Total U.S. Treasury Inflation Indexed Notes/Bonds		33,737
U.S. Treasury—0.7%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	3,981	3,792
Federal Home Loan Mortgage Corp. (FHLMC)—18.0%
#G90027, 6.000%, due 11/17/17	1	1
#G30093, 7.000%, due 12/1/17	1	1
#O20005, 6.500%, due 1/1/18	1	1
#E96940, 4.500%, due 6/1/18	9	9
#B13747, 5.000%, due 4/1/19	120	124
#G30254, 6.500%, due 5/1/19	2	2
#G11697, 5.500%, due 4/1/20	213	220
#G12113, 5.500%, due 5/1/21	224	235
#J02986, 6.500%, due 7/1/21	12	13
#G30255, 7.000%, due 7/1/21	2	2
#G30243, 6.000%, due 12/1/21	3	3
#G12720, 5.500%, due 6/1/22	30	32
#D95621, 6.500%, due 7/1/22	23	25
#G16026, 4.000%, due 11/1/25	2,790	2,955
#G14150, 4.500%, due 4/1/26	1,675	1,786
#J16051, 4.500%, due 7/1/26	720	767
#G02210, 7.000%, due 12/1/28	68	78
#G02183, 6.500%, due 3/1/30	18	20
#G01728, 7.500%, due 7/1/32	107	126
#C01385, 6.500%, due 8/1/32	87	102
#G01551, 6.000%, due 4/1/33	1,926	2,242
#C01623, 5.500%, due 9/1/33	105	118
#A15039, 5.500%, due 10/1/33	2	2
#A17603, 5.500%, due 1/1/34	2,333	2,677
#G01705, 5.500%, due 6/1/34	766	879
#G01843, 6.000%, due 6/1/35	20	23
#G02141, 6.000%, due 3/1/36	573	665
#G02883, 6.000%, due 4/1/37	1,838	2,110
#A62179, 6.000%, due 6/1/37	238	275
#G03711, 6.000%, due 6/1/37	739	851
#G04126, 6.000%, due 6/1/37	2,073	2,395
#A63539, 6.000%, due 7/1/37	321	372
#A62858, 6.500%, due 7/1/37	120	140
#G03170, 6.500%, due 8/1/37	241	275
#A66843, 6.500%, due 10/1/37	816	918
#G07837, 6.500%, due 2/1/38	2,678	3,055
#G04053, 5.500%, due 3/1/38	505	570
#A78138, 5.500%, due 6/1/38	327	375
#G04466, 5.500%, due 7/1/38	15,829	18,164
#G04544, 6.000%, due 8/1/38	943	1,081
#A81799, 6.500%, due 9/1/38	426	474
#G06964, 5.500%, due 11/1/38	2,333	2,679
#G05723, 6.500%, due 11/1/38	1,431	1,606
#G05124, 6.000%, due 12/1/38	1,371	1,578
#A86143, 5.000%, due 5/1/39	46	51

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal Home Loan Mortgage Corp. (fhlmc) — (continued)
#G07480, 6.000%, due 5/1/39	$1,449	$1,656
#G60366, 6.000%, due 10/1/39	17,579	20,240
#G05810, 5.000%, due 2/1/40	13,823	15,342
#G05875, 5.500%, due 2/1/40	655	744
#G07300, 6.000%, due 4/1/40	6,002	6,989
#G06017, 5.500%, due 6/1/40	1,239	1,407
#C03665, 9.000%, due 4/1/41	678	813
#G06583, 5.000%, due 6/1/41	1,791	1,997
Total FHLMC Mortgage Obligations		99,265
Federal National Mortgage Association (FNMA)—30.9%
#683100, 5.500%, due 2/1/18	21	21
#689612, 5.000%, due 5/1/18	14	14
#695910, 5.000%, due 5/1/18	37	38
#697593, 5.000%, due 5/1/18	34	35
#704049, 5.500%, due 5/1/18	70	71
#735357, 5.500%, due 5/1/18	91	92
#735003, 5.500%, due 7/1/18	83	84
#251960, 6.000%, due 9/1/18	1	1
#745498, 7.000%, due 11/1/18	8	8
#770395, 5.000%, due 4/1/19	1	1
#788424, 5.500%, due 9/1/19	8	8
#835563, 7.000%, due 10/1/20	10	11
#900725, 6.000%, due 8/1/21	29	31
#888555, 5.500%, due 9/1/21	2,717	2,845
#893325, 7.000%, due 9/1/21	8	9
#735104, 7.000%, due 5/1/22	1	1
#949589, 5.500%, due 8/1/22	2,146	2,293
#949592, 6.000%, due 8/1/22	3,333	3,584
#AC5410, 4.500%, due 10/1/24	239	254
#AL8529, 6.000%, due 11/1/24	5,368	5,805
#AC9560, 5.000%, due 1/1/25	1,472	1,571
#255956, 5.500%, due 10/1/25	16	18
#AL9730, 4.500%, due 2/1/27	2,392	2,553
#AL9857, 4.000%, due 2/1/29	14,699	15,759
#252925, 7.500%, due 12/1/29	1	1
#535977, 6.500%, due 4/1/31	8	9
#253907, 7.000%, due 7/1/31	1	2
#545339, 6.500%, due 11/1/31	43	50
#587849, 6.500%, due 11/1/31	10	12
#618547, 6.500%, due 11/1/31	4,921	5,746
#545437, 7.000%, due 2/1/32	50	59
#545759, 6.500%, due 7/1/32	451	523
#545869, 6.500%, due 7/1/32	1,298	1,447
#670385, 6.500%, due 9/1/32	696	801
#254548, 5.500%, due 12/1/32	44	50
#677290, 6.000%, due 1/1/33	1,960	2,266
#684601, 6.000%, due 3/1/33	503	583
#703391, 5.000%, due 5/1/33	164	182
#708993, 5.000%, due 6/1/33	28	31
#730131, 5.000%, due 8/1/33	55	61
#741850, 5.500%, due 9/1/33	517	585
#739243, 6.000%, due 9/1/33	665	772

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (fnma) — (continued)
#739331, 6.000%, due 9/1/33	$340	$394
#555800, 5.500%, due 10/1/33	50	56
#756153, 5.500%, due 11/1/33	528	598
#AL3455, 5.500%, due 11/1/33	6,405	7,340
#763798, 5.500%, due 3/1/34	81	92
#725611, 5.500%, due 6/1/34	110	123
#787816, 6.000%, due 7/1/34	327	380
#745563, 5.500%, due 8/1/34	606	685
#794474, 6.000%, due 10/1/34	45	51
#745092, 6.500%, due 7/1/35	352	411
#357944, 6.000%, due 9/1/35	19	22
#843487, 6.000%, due 10/1/35	103	119
#AD0979, 7.500%, due 10/1/35	78	93
#745349, 6.500%, due 2/1/36	284	316
#888305, 7.000%, due 3/1/36	10	12
#895637, 6.500%, due 5/1/36	86	101
#831540, 6.000%, due 6/1/36	28	33
#745802, 6.000%, due 7/1/36	159	186
#886220, 6.000%, due 7/1/36	284	330
#AL3449, 6.000%, due 7/1/36	1,580	1,846
#893318, 6.500%, due 8/1/36	23	27
#310037, 6.500%, due 10/1/36	191	220
#831926, 6.000%, due 12/1/36	628	723
#902974, 6.000%, due 12/1/36	224	255
#995757, 6.000%, due 2/1/37	2,402	2,793
#AB0265, 6.000%, due 2/1/37	14,355	16,635
#938440, 6.000%, due 7/1/37	88	99
#928561, 6.000%, due 8/1/37	210	244
#948689, 6.000%, due 8/1/37	197	224
#888703, 6.500%, due 8/1/37	4,290	5,052
#888967, 6.000%, due 12/1/37	727	849
#AL0904, 5.500%, due 1/1/38	53	59
#889371, 6.000%, due 1/1/38	3,343	3,880
#962058, 6.500%, due 3/1/38	1,348	1,547
#934006, 6.500%, due 9/1/38	369	416
#986856, 6.500%, due 9/1/38	161	186
#991911, 7.000%, due 11/1/38	215	241
#AL3775, 5.000%, due 1/1/39	1,805	2,015
#AD0752, 7.000%, due 1/1/39	754	883
#AA7611, 5.000%, due 5/1/39	817	909
#AA8443, 5.000%, due 6/1/39	203	226
#931492, 6.000%, due 7/1/39	182	211
#AA6898, 6.000%, due 7/1/39	612	707
#931801, 5.000%, due 8/1/39	717	797
#AC1619, 5.500%, due 8/1/39	476	538
#AD0315, 6.500%, due 8/1/39	2,618	2,912
#932279, 5.000%, due 12/1/39	87	96
#AC9569, 5.000%, due 2/1/40	1,550	1,730
#932638, 5.000%, due 3/1/40	162	180
#932751, 5.000%, due 4/1/40	3,833	4,280
#AE0082, 5.000%, due 5/1/40	442	490
#AB1146, 5.000%, due 6/1/40	92	102
#AD7137, 5.500%, due 7/1/40	4,609	5,288

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (fnma) — (continued)
#AH0955, 5.000%, due 12/1/40		$4,732	$5,265
#AH5585, 5.000%, due 2/1/41		176	196
#AL0028, 5.000%, due 2/1/41		2,219	2,453
#AL5815, 5.500%, due 4/1/41		3,571	4,102
#AI6071, 5.000%, due 6/1/41		1,741	1,947
#AI4222, 5.000%, due 7/1/41		130	144
#AL0672, 5.000%, due 7/1/41		2,902	3,243
#AL0913, 6.000%, due 7/1/41		1,984	2,256
#AL9226, 5.500%, due 12/1/41		18,546	21,282
#AL9225, 6.000%, due 1/1/42		9,091	10,595
#AK2733, 5.000%, due 2/1/42		1,996	2,237
Total FNMA Mortgage Obligations			170,009
Asset-Backed Securities—1.7%
American Express Credit Account Master Trust, 2008-2, Tranche A, 2.172%, 9/15/20, VRN	AAA	4,800	4,850
Centre Point Funding LLC—144A, 2012-2A, Tranche 1, 2.610%, 8/20/21	Baa2	2,233	2,199
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 3.412%, 1/15/43, VRN	AAA	2,000	2,093
Total Asset-Backed Securities			9,142
Corporate Obligations—41.3%
Toll Brothers Finance Corporation, 8.910%, due 10/15/17	BBB-	1,050	1,092
Morgan Stanley, 6.625%, due 4/1/18	A	1,700	1,780
Glencore Funding LLC—144A, 2.382%, due 1/15/19, VRN	BBB	1,500	1,517
Baidu, Inc., 2.750%, due 6/9/19	A	4,000	4,052
Roper Industries, Inc., 6.250%, due 9/1/19	BBB	2,195	2,402
Boston Properties L.P., 5.875%, due 10/15/19	A-	4,000	4,331
Ford Motor Credit Co. LLC, 8.125%, due 1/15/20	BBB	4,000	4,600
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	4,000	4,399
UBS Group AG, 6.875%, due 3/22/21, VRN	BB+	2,000	2,083
JBS USA LUX SA / JBS USA Finance, Inc.—144A, 7.250%, due 6/1/21	BB+	3,000	3,097
Capital One Financial Corporation, 4.750%, due 7/15/21	A-	3,375	3,633
O’Reilly Automotive, Inc., 4.625%, due 9/15/21	BBB+	2,855	3,067

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	BB+	$2,760	$3,001
Ball Corporation, 5.000%, due 3/15/22	BB+	2,500	2,647
Masco Corporation, 5.950%, due 3/15/22	BBB	4,050	4,554
Discover Financial Services, 5.200%, due 4/27/22	BBB+	3,000	3,240
Triumph Group, Inc., 5.250%, due 6/1/22	B1	2,000	1,930
Embraer S.A., 5.150%, due 6/15/22	BBB	3,400	3,604
Penske Automotive Group, Inc., 5.750%, due 10/1/22	B+	2,000	2,080
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB+	4,218	4,404
Jaguar Land Rover Automotive plc—144A, 5.625%, due 2/1/23	BB+	3,225	3,366
Wyndham Worldwide Corporation, 3.900%, due 3/1/23	BBB-	3,500	3,539
MGM Resorts International, 6.000%, due 3/15/23	BB-	3,000	3,247
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	3,875	3,936
Itau Unibanco Holding S.A.—144A, 5.125%, due 5/13/23	Ba3	2,500	2,559
Wells Fargo & Co., 4.480%, due 1/16/24	A+	5,000	5,332
Fibria Overseas Finance, Ltd., 5.250%, due 5/12/24	BBB-	4,000	4,141
BRF S.A.—144A, 4.750%, due 5/22/24	BBB	3,000	2,907
Banco Inbursa S.A. Institucion de Banca Multiple—144A, 4.125%, due 6/6/24	BBB+	2,500	2,512
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	2,500	2,517
Synchrony Financial, 4.250%, due 8/15/24	BBB-	5,000	5,129
SBA Communications Corporation—144A, 4.875%, due 9/1/24	B+	3,000	2,969
HSBC Holdings plc, 6.375%, due 9/17/24, VRN	BBB	3,500	3,531
BNP Paribas S.A., 4.250%, due 10/15/24	A	4,000	4,055
Owens Corning, 4.200%, due 12/1/24	BBB	3,400	3,509
Cemex S.A.B. de C.V.—144A, 5.700%, due 1/11/25	BB-	3,000	3,120
USG Corp.—144A, 5.500%, due 3/1/25	BB+	3,000	3,131

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Simon Property Group L.P., 3.300%, due 1/15/26	A	$4,500	$4,442
Brookfield Finance, Inc., 4.250%, due 6/2/26	A-	4,775	4,807
Tenneco, Inc., 5.000%, due 7/15/26	BB+	3,000	2,946
Vale Overseas, Ltd., 6.250%, due 8/10/26	BBB	3,025	3,293
Post Holdings, Inc.—144A, 5.000%, due 8/15/26	B	3,000	2,880
United Rentals North America, Inc., 5.875%, due 9/15/26	BB-	2,500	2,616
Xylem, Inc., 3.250%, due 11/1/26	BBB	1,950	1,929
The Kroger Co., 8.000%, due 9/15/29	Baa1	4,098	5,542
Yum! Brands, Inc., 6.875%, due 11/15/37	B+	2,200	2,277
JPMorgan Chase & Co., 6.400%, due 5/15/38	A+	3,500	4,529
ConocoPhillips, 6.500%, due 2/1/39	A-	4,125	5,271
Petroleos Mexicanos, 6.500%, due 6/2/41	BBB+	2,500	2,502
Express Scripts Holding Co., 6.125%, due 11/15/41	BBB+	4,700	5,370
Citigroup, Inc., 5.875%, due 1/30/42	A	4,000	4,867
Bank of America Corporation, 5.875%, due 2/7/42	A	4,000	4,828
Mexichem S.A.B. de C.V.—144A, 5.875%, due 9/17/44	BBB	3,500	3,447
Northrop Grumman Corporation, 3.850%, due 4/15/45	BBB+	4,500	4,254
ERP Operating L.P., 4.500%, due 6/1/45	A-	4,500	4,612
The Goldman Sachs Group, Inc., 4.750%, due 10/21/45	A	3,500	3,702
Anheuser-Busch InBev Finance, Inc., 4.900%, due 2/1/46	A-	5,000	5,425
Apple, Inc., 4.650%, due 2/23/46	AA+	5,000	5,378
Exxon Mobil Corporation, 4.114%, due 3/1/46	Aaa	2,275	2,345
PepsiCo, Inc., 4.450%, due 4/14/46	A1	4,500	4,800
AT&T, Inc., 4.750%, due 5/15/46	A-	5,000	4,683
Verizon Communications, Inc., 4.125%, due 8/15/46	A-	5,000	4,332

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Microsoft Corporation, 4.750%, due 11/3/55	AAA	$4,950	$5,321
Total Corporate Obligations			227,411
Total Long-Term Investments—98.7% (cost $535,792)			543,356
U.S. Government and U.S. Government Agency
U.S. Treasury Bill, 0.476%, due 6/22/17(a)		500	499
Total U.S. Government and U.S. Government Agency—0.1% (cost $499)			499
Commercial Paper
JM Smucker Co., 1.065%, due 4/3/17		1,750	1,750
Total Commercial Paper—0.3% (cost $1,750)			1,750
Total Investments—99.1% (cost $538,041)			545,605
Cash and other assets, less liabilities—0.9%			4,881
Net assets—100.0%			$550,486

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

VRN = Variable Rate Note

(a) Security, or a portion of security, is segregated as collateral for the centrally cleared credit default swap, aggregating a total of $203.

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Maturity Date	Cleared Exchange	Notional Amount	Unrealized Appreciation (Depreciation)
CDX.IG-28	Buy	1.000%	June 2022	CME	$25,000	$8

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—57.0%
U.S. Treasury Inflation Indexed Notes/Bonds—5.2%
U.S. Treasury Inflation Indexed Note, 1.875%, due 7/15/19	$2,274	$2,417
U.S. Treasury Inflation Indexed Note, 1.125%, due 1/15/21	3,108	3,273
Total U.S. Treasury Inflation Indexed Notes/Bonds		5,690
U.S. Treasury—0.5%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	625	595
Federal Home Loan Mortgage Corp. (FHLMC)—12.1%
#E90398, 7.000%, due 5/1/17	2	2
#E97112, 4.000%, due 5/1/18	12	12
#D95621, 6.500%, due 7/1/22	597	646
#J05444, 6.000%, due 8/1/22	43	45
#E02388, 6.000%, due 9/1/22	74	79
#E02490, 6.000%, due 4/1/23	78	84
#J13022, 4.000%, due 9/1/25	351	367
#G16026, 4.000%, due 11/1/25	2,454	2,599
#J16051, 4.500%, due 7/1/26	825	880
#A17603, 5.500%, due 1/1/34	675	775
#A45790, 7.500%, due 5/1/35	131	149
#G02141, 6.000%, due 3/1/36	287	333
#G04126, 6.000%, due 6/1/37	316	365
#G03201, 6.500%, due 6/1/37	168	194
#A66843, 6.500%, due 10/1/37	261	293
#G04564, 6.000%, due 12/1/37	269	310
#A81799, 6.500%, due 9/1/38	239	266
#G06964, 5.500%, due 11/1/38	1,458	1,675
#G60366, 6.000%, due 10/1/39	1,311	1,509
#G05875, 5.500%, due 2/1/40	131	149
#G07300, 6.000%, due 4/1/40	477	555
#C03665, 9.000%, due 4/1/41	329	394
#G06583, 5.000%, due 6/1/41	1,410	1,572
Total FHLMC Mortgage Obligations		13,253
Federal National Mortgage Association (FNMA)—39.2%
#643217, 6.500%, due 6/1/17	6	6
#679247, 7.000%, due 8/1/17	4	4
#695910, 5.000%, due 5/1/18	39	40
#740847, 6.000%, due 10/1/18	35	36
#323501, 6.500%, due 1/1/19	11	12
#751313, 5.000%, due 3/1/19	64	66
#852864, 7.000%, due 7/1/20	256	266
#458147, 10.000%, due 8/15/20	13	14
#835563, 7.000%, due 10/1/20	112	118
#831430, 5.500%, due 3/1/21	174	181
#888555, 5.500%, due 9/1/21	1,576	1,650
#880991, 5.500%, due 1/1/22	95	100
#735574, 8.000%, due 3/1/22	93	98
#679253, 6.000%, due 10/1/22	303	343
FNR G93-19 SH, 11.234%, due 4/25/23, VRN	11	14
#982885, 5.000%, due 5/1/23	370	395
#933985, 5.500%, due 8/1/23	189	202
#AL8529, 6.000%, due 11/1/24	6,875	7,436

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#255956, 5.500%, due 10/1/25		$47	$53
#AL9730, 4.500%, due 2/1/27		1,292	1,378
#256639, 5.000%, due 2/1/27		9	10
#806458, 8.000%, due 6/1/28		106	119
#AL9857, 4.000%, due 2/1/29		10,407	11,158
#880155, 8.500%, due 7/1/29		205	235
#797846, 7.000%, due 3/1/32		77	81
#745519, 8.500%, due 5/1/32		58	66
#654674, 6.500%, due 9/1/32		60	68
#733897, 6.500%, due 12/1/32		229	257
#254693, 5.500%, due 4/1/33		7	8
#555531, 5.500%, due 6/1/33		72	81
#711736, 5.500%, due 6/1/33		91	103
#555591, 5.500%, due 7/1/33		12	13
#AL3455, 5.500%, due 11/1/33		1,881	2,156
#776964, 5.000%, due 4/1/34		329	366
#725424, 5.500%, due 4/1/34		76	85
#888884, 5.500%, due 12/1/35		164	185
#886220, 6.000%, due 7/1/36		203	235
#AL3449, 6.000%, due 7/1/36		903	1,055
#928574, 6.000%, due 7/1/37		232	263
#888703, 6.500%, due 8/1/37		906	1,067
#928658, 6.500%, due 9/1/37		29	32
#962058, 6.500%, due 3/1/38		466	535
#991911, 7.000%, due 11/1/38		137	154
#AD0315, 6.500%, due 8/1/39		276	307
#AC3237, 5.000%, due 10/1/39		130	144
#AC9569, 5.000%, due 2/1/40		207	231
#AL0028, 5.000%, due 2/1/41		947	1,046
#AL5815, 5.500%, due 4/1/41		674	774
#AL9226, 5.500%, due 12/1/41		6,027	6,917
#AL9225, 6.000%, due 1/1/42		2,500	2,914
Total FNMA Mortgage Obligations			43,077
Asset-Backed Securities—5.8%
Mercedes Benz Auto Lease Trust, 2016-A, Tranche A2B, 1.472%, 7/16/18, VRN	Aaa	561	562
Ford Credit Auto Owner Trust, 2016-A, Tranche A2B, 1.312%, 12/15/18, VRN	AAA	1,149	1,150
Harley-Davidson Motorcycle Trust, 2015-2, Tranche A2B, 1.162%, 1/15/19, VRN	AAA	24	24
Citibank Credit Card Issuance Trust, 2008-A2, Tranche A2, 2.127%, 1/23/20, VRN	AAA	1,225	1,236
American Express Credit Account Master Trust, 2008-2, Tranche A, 2.172%, 9/15/20, VRN	AAA	1,000	1,010
Capital One Multi-Asset Execution Trust, 2016-A1, Tranche A1, 1.362%, 2/15/22, VRN	AAA	1,850	1,861

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 3.412%, 1/15/43, VRN	AAA	$500	$523
Total Asset-Backed Securities			6,366
Corporate Obligations—36.0%
Macquarie Group Ltd.—144A, 4.875%, due 8/10/17	A3	1,000	1,011
Morgan Stanley, 6.625%, due 4/1/18	A	1,000	1,047
Bank of America Corporation, 6.875%, due 11/15/18	A	1,000	1,077
Baidu, Inc., 2.750%, due 6/9/19	A	750	760
JPMorgan Chase & Co., 5.000%, due 7/1/19, VRN	BBB-	750	759
PNC Bank NA, 1.450%, due 7/29/19	A+	1,000	989
Burlington Northern Santa Fe LLC, 4.700%, due 10/1/19	A	750	801
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,000	1,083
Citigroup, Inc., 2.450%, due 1/10/20	A	900	905
Branch Banking & Trust Co., 1.482%, due 1/15/20, VRN	A1	1,200	1,203
Petroleos Mexicanos, 6.000%, due 3/5/20	BBB+	750	807
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	1,000	1,100
Mitsubishi UFJ Financial Group, Inc., 2.950%, due 3/1/21	A1	1,000	1,010
Capital One Financial Corporation, 4.750%, due 7/15/21	A-	1,000	1,077
Apple, Inc., 1.550%, due 8/4/21	AA+	750	728
General Electric Capital Corporation, 4.650%, due 10/17/21	AA-	1,000	1,098
Verizon Communications, Inc., 3.500%, due 11/1/21	A-	1,000	1,027
Ryder System, Inc., 3.450%, due 11/15/21	A-	900	927
Gilead Sciences, Inc., 4.400%, due 12/1/21	A	1,000	1,074
Lloyds Banking Group plc, 3.000%, due 1/11/22	A+	1,000	995
Vale Overseas, Ltd., 4.375%, due 1/11/22	BBB	750	764
Masco Corporation, 5.950%, due 3/15/22	BBB	750	843

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Embraer S.A., 5.150%, due 6/15/22	BBB	$500	$530
Comcast Corporation, 3.125%, due 7/15/22	A-	1,000	1,025
Bancolombia S.A., 5.125%, due 9/11/22	BBB-	750	784
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB+	750	783
Anheuser-Busch InBev Finance, Inc., 3.300%, due 2/1/23	A-	1,000	1,019
Wyndham Worldwide Corporation, 3.900%, due 3/1/23	BBB-	750	758
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	500	508
BHP Billiton Finance USA, Ltd., 3.850%, due 9/30/23	A	1,000	1,063
Wells Fargo & Co., 4.480%, due 1/16/24	A+	1,000	1,067
The Goldman Sachs Group, Inc., 4.000%, due 3/3/24	A	1,000	1,038
Fibria Overseas Finance, Ltd., 5.250%, due 5/12/24	BBB-	750	776
BRF S.A.—144A, 4.750%, due 5/22/24	BBB	750	727
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	750	755
Synchrony Financial, 4.250%, due 8/15/24	BBB-	750	769
BNP Paribas S.A., 4.250%, due 10/15/24	A	750	760
ERP Operating L.P., 3.375%, due 6/1/25	A-	1,000	992
Intercontinental Exchange, Inc., 3.750%, due 12/1/25	A	1,000	1,034
Simon Property Group L.P., 3.300%, due 1/15/26	A	1,000	987
ConocoPhillips Co., 4.950%, due 3/15/26	A-	900	1,001
Brookfield Finance, Inc., 4.250%, due 6/2/26	A-	750	755
Xylem, Inc., 3.250%, due 11/1/26	BBB	200	198
Crown Castle Towers LLC—144A, 6.113%, due 1/15/40	A2	1,000	1,084
Total Corporate Obligations			39,498
Total Long-Term Investments—98.8% (cost $108,193)			108,479

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $649, collateralized by U.S. Treasury Bond, 2.875%, due 5/15/43	$649	$649
Total Repurchase Agreement—0.6% (cost $649)		649
Total Investments—99.4% (cost $108,842)		109,128
Cash and other assets, less liabilities—0.6%		607
Net assets—100.0%		$109,735

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government Agency—47.3%
Federal Home Loan Mortgage Corp. (FHLMC)—15.9%
#E95760, 4.500%, due 4/1/18	$2	$2
#E99582, 5.000%, due 9/1/18	4	4
#E99684, 5.000%, due 10/1/18	101	104
#B11362, 5.500%, due 12/1/18	10	11
#B11849, 5.500%, due 1/1/19	27	28
#B13870, 4.500%, due 5/1/19	21	22
#G11604, 5.000%, due 7/1/19	28	28
#G11596, 5.500%, due 8/1/19	24	25
#G11605, 5.500%, due 9/1/19	14	15
#B17294, 5.000%, due 11/1/19	71	74
#G11660, 5.500%, due 2/1/20	534	551
#B19222, 4.500%, due 4/1/20	63	65
#G11697, 5.500%, due 4/1/20	60	62
#J02537, 5.000%, due 9/1/20	31	32
#G11836, 5.500%, due 12/1/20	10	10
#G12113, 5.500%, due 5/1/21	80	83
#G12395, 6.000%, due 10/1/21	340	362
#E02322, 5.500%, due 5/1/22	21	23
#G12725, 6.000%, due 6/1/22	139	149
#G13124, 6.000%, due 12/1/22	112	120
#J06871, 5.500%, due 1/1/23	62	66
#J08450, 5.500%, due 7/1/23	35	37
#J08703, 5.500%, due 9/1/23	65	69
#J10351, 4.000%, due 7/1/24	113	119
#C00351, 8.000%, due 7/1/24	45	50
#J10600, 4.000%, due 8/1/24	8	8
#G13695, 4.000%, due 9/1/24	536	568
#J11208, 5.000%, due 11/1/24	75	80
#G00363, 8.000%, due 6/1/25	75	83
#J12853, 4.000%, due 8/1/25	147	156
#C80329, 8.000%, due 8/1/25	15	16
#J13022, 4.000%, due 9/1/25	140	147
#G16026, 4.000%, due 11/1/25	7,441	7,881
#J14491, 4.000%, due 2/1/26	2,807	2,980
#J16051, 4.500%, due 7/1/26	1,862	1,984
#G30348, 6.000%, due 7/1/27	960	1,084
#G07290, 6.000%, due 6/1/34	2,021	2,305
#G07837, 6.500%, due 2/1/38	1,453	1,657
#G04424, 6.000%, due 6/1/38	655	756
#G04778, 6.000%, due 7/1/38	84	97
#A81372, 6.000%, due 8/1/38	244	278
#G04687, 6.000%, due 9/1/38	83	95
#G04745, 6.000%, due 9/1/38	265	307
#A81799, 6.500%, due 9/1/38	224	250
#G06085, 6.500%, due 9/1/38	91	101
#G05723, 6.500%, due 11/1/38	1,301	1,460
#G05124, 6.000%, due 12/1/38	4,386	5,050
#G07480, 6.000%, due 5/1/39	2,955	3,377
#G07300, 6.000%, due 4/1/40	4,909	5,716
#4122, Tranche FP, 1.312%, due 10/15/42, VRN	849	845
Total FHLMC Mortgage Obligations		39,392

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—31.4%
#672953, 5.000%, due 12/1/17	$2	$2
#695838, 5.500%, due 4/1/18	6	6
#697593, 5.000%, due 5/1/18	22	23
#705741, 5.000%, due 6/1/18	14	15
#656573, 5.000%, due 6/1/18	16	16
#709848, 5.000%, due 6/1/18	15	15
#728715, 5.000%, due 7/1/18	30	31
#711991, 5.000%, due 8/1/18	19	20
#257378, 5.000%, due 9/1/18	4	4
#743183, 5.000%, due 10/1/18	8	9
#749596, 5.000%, due 11/1/18	39	40
#753866, 6.000%, due 12/1/18	48	49
#761246, 5.000%, due 1/1/19	53	55
#766059, 5.500%, due 2/1/19	49	50
#751313, 5.000%, due 3/1/19	28	29
#766276, 5.000%, due 3/1/19	122	125
#779363, 5.000%, due 6/1/19	15	15
#785259, 5.000%, due 8/1/19	60	61
#788424, 5.500%, due 9/1/19	31	32
#761489, 5.500%, due 9/1/19	35	36
#725953, 5.000%, due 10/1/19	19	20
#745877, 5.000%, due 1/1/20	54	56
#357865, 5.000%, due 7/1/20	47	49
#888105, 5.000%, due 8/1/20	2	2
#357978, 5.000%, due 9/1/20	449	470
#844026, 6.000%, due 11/1/20	226	235
#745735, 5.000%, due 3/1/21	186	195
#879607, 5.500%, due 4/1/21	34	36
#831497, 6.000%, due 4/1/21	107	112
#831525, 5.500%, due 6/1/21	39	41
#888555, 5.500%, due 9/1/21	1,367	1,431
#880993, 6.000%, due 1/1/22	7	8
#888982, 6.000%, due 12/1/22	132	143
#972934, 5.500%, due 2/1/23	140	150
#889670, 5.500%, due 6/1/23	41	43
#AE0011, 5.500%, due 9/1/23	51	54
#747339, 5.500%, due 10/1/23	172	191
#995395, 6.000%, due 12/1/23	120	129
#190988, 9.000%, due 6/1/24	34	37
#AL8529, 6.000%, due 11/1/24	24,998	27,037
#AL3422, 5.000%, due 1/1/25	554	593
#AL9730, 4.500%, due 2/1/27	6,793	7,250
#AL9857, 4.000%, due 2/1/29	5,389	5,778
#555933, 7.000%, due 6/1/32	607	698
#759336, 6.000%, due 1/1/34	1,360	1,580
#AL3449, 6.000%, due 7/1/36	1,445	1,688
#886762, 7.000%, due 9/1/36	318	367
#928574, 6.000%, due 7/1/37	119	135
#888703, 6.500%, due 8/1/37	3,384	3,985
#948637, 6.500%, due 8/1/37	410	457
#965534, 6.000%, due 1/1/38	43	49
#889371, 6.000%, due 1/1/38	764	887
#975649, 6.000%, due 7/1/38	124	141

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#995712, 6.000%, due 8/1/38		$1,832	$2,141
#AD0100, 7.000%, due 12/1/38		885	1,026
#AD0315, 6.500%, due 8/1/39		600	668
#AC3270, 5.500%, due 9/1/39		1,563	1,792
#AL5815, 5.500%, due 4/1/41		3,369	3,870
#AL9226, 5.500%, due 12/1/41		6,491	7,449
#AL9225, 6.000%, due 1/1/42		5,454	6,357
Total FNMA Mortgage Obligations			77,983
Asset-Backed Securities—20.4%
Mercedes-Benz Auto Receivables Trust, 2015-1, Tranche A2B, 1.182%, 6/15/18, VRN	AAA	160	160
Mercedes Benz Auto Lease Trust, 2016-A, Tranche A2B, 1.472%, 7/16/18, VRN	Aaa	1,571	1,572
Nissan Auto Lease Trust, 2016-A, Tranche A2B, 1.292%, 8/15/18, VRN	Aaa	2,471	2,473
Ford Credit Auto Lease Trust, 2016-A, Tranche A2B, 1.452%, 11/15/18, VRN	AAA	398	398
Ford Credit Auto Owner Trust, 2016-A, Tranche A2B, 1.312%, 12/15/18, VRN	AAA	1,734	1,735
Nissan Auto Lease Trust, 2016-B, Tranche A2B, 1.192%, 12/17/18, VRN	Aaa	2,107	2,109
Harley-Davidson Motorcycle Trust, 2015-2, Tranche A2B, 1.162%, 1/15/19, VRN	AAA	24	24
Nissan Auto Receivables 2016-A Owner Trust, 2016-A, Tranche A2B, 1.262%, 2/15/19, VRN	Aaa	2,687	2,690
Ford Credit Auto Owner Trust, 2016-B, Tranche A2B, 1.222%, 3/15/19, VRN	AAA	3,319	3,320
Nissan Auto Receivables Owner Trust, 2016-B, Tranche A2B, 1.212%, 4/15/19, VRN	Aaa	2,406	2,410
Toyota Auto Receivables 2016-D Owner Trust, 2016-D, Tranche A2B, 1.042%, 5/15/19, VRN	AAA	2,025	2,026
American Express Issuance Trust II, 2013-2, Tranche A, 1.342%, 8/15/19, VRN	AAA	1,993	2,001
Citibank Credit Card Issuance Trust, 2008-A2, Tranche A2, 2.127%, 1/23/20, VRN	AAA	2,980	3,006
Mercedes-Benz Master Owner Trust—144A, 2015-BA, Tranche A, 1.292%, 4/15/20, VRN	Aaa	1,500	1,503
Citibank Credit Card Issuance Trust, 2013-A2, Tranche A2, 1.264%, 5/26/20, VRN	AAA	2,827	2,833
BMW Floorplan Master Owner Trust—144A, 2015-1A, Tranche A, 1.412%, 7/15/20, VRN	AAA	2,575	2,581
Discover Card Execution Note Trust, 2015-A1, Tranche A1, 1.262%, 8/17/20, VRN	AAA	3,000	3,007
American Express Credit Account Master Trust, 2008-2, Tranche A, 2.172%, 9/15/20, VRN	AAA	2,200	2,223
Chase Issuance Trust, 2016-A1, Tranche A, 1.322%, 5/17/21, VRN	AAA	2,024	2,036

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Bank of America Credit Card Trust, 2014-A1, Tranche A, 1.292%, 6/15/21, VRN	AAA	$1,055	$1,060
MBNA Credit Card Master Note Trust, 2004-A3, Tranche A3, 1.172%, 8/16/21, VRN	AAA	3,000	3,008
Capital One Multi-Asset Execution Trust, 2014-A3, Tranche A3, 1.292%, 1/18/22, VRN	AAA	1,110	1,115
Chase Issuance Trust, 2017-A1, Tranche A, 1.212%, 1/18/22, VRN	AAA	1,000	1,004
Capital One Multi-Asset Execution Trust, 2016-A1, Tranche A1, 1.362%, 2/15/22, VRN	AAA	3,000	3,019
SLM Student Loan Trust, 2008-4, Tranche A4, 2.688%, 7/25/22, VRN	AA+	932	950
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 3.412%, 1/15/43, VRN	AAA	2,250	2,354
Total Asset-Backed Securities			50,617
Corporate Obligations—30.9%
Standard Chartered plc—144A, 1.446%, due 9/8/17, VRN	A1	2,000	1,999
Royal Bank of Canada, 1.282%, due 10/13/17, VRN	AA	1,925	1,927
Canadian National Railway Co., 1.206%, due 11/14/17, VRN	A	1,153	1,154
General Electric Capital Corporation, 1.602%, due 12/7/17, VRN	AA-	500	499
International Business Machines Corporation, 1.224%, due 2/6/18, VRN	AA-	3,150	3,153
Exxon Mobil Corporation, 1.654%, due 2/28/18, VRN	Aaa	3,000	3,018
The Bank of Tokyo-Mitsubishi UFJ, Ltd.—144A, 1.650%, due 3/5/18, VRN	A+	1,400	1,403
Bank of Montreal, 1.609%, due 4/9/18, VRN	Aa3	2,580	2,589
NBCUniversal Enterprise, Inc.—144A, 1.707%, due 4/15/18, VRN	A-	3,075	3,094
Wells Fargo & Co., 1.671%, due 4/23/18, VRN	AA-	3,000	3,015
Morgan Stanley, 2.318%, due 4/25/18, VRN	A	4,000	4,042
The Goldman Sachs Group, Inc., 2.239%, due 4/30/18, VRN	A	3,084	3,112
Merck & Co., Inc., 1.412%, due 5/18/18, VRN	AA	3,175	3,187
KeyBank NA, 1.575%, due 6/1/18, VRN	A-	2,000	2,008
Pfizer, Inc., 1.431%, due 6/15/18, VRN	AA	3,275	3,288
Sumitomo Mitsui Banking Corporation, 1.695%, due 10/19/18, VRN	A1	1,000	1,003

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
PNC Bank NA, 1.502%, due 12/7/18, VRN	A+	$3,000	$3,010
USAA Capital Corporation—144A, 1.265%, due 2/1/19, VRN	Aa1	1,500	1,500
Toyota Motor Credit Corporation, 1.872%, due 2/19/19, VRN	AA-	1,000	1,012
American Honda Finance Corporation, 1.875%, due 2/22/19, VRN	A+	1,616	1,638
Apple, Inc., 1.873%, due 2/22/19, VRN	AA+	2,243	2,278
PepsiCo, Inc., 1.640%, due 2/22/19, VRN	A1	1,000	1,009
Johnson & Johnson, 1.325%, due 3/1/19, VRN	AAA	2,785	2,801
Westpac Banking Corporation, 1.744%, due 5/13/19, VRN	Aa2	1,000	1,008
Bank of Montreal, 1.674%, due 7/18/19, VRN	Aa3	1,000	1,007
Apple, Inc., 1.174%, due 8/2/19, VRN	AA+	1,737	1,739
American Express Credit Corporation, 1.529%, due 8/15/19, VRN	A2	1,000	1,003
Shell International Finance BV, 1.470%, due 9/12/19, VRN	Aa2	3,263	3,276
PepsiCo, Inc., 1.420%, due 10/4/19, VRN	A1	2,000	2,006
Mondelez International Holdings Netherlands BV—144A, 1.649%, due 10/28/19, VRN	A3	4,000	4,018
Daimler Finance North America LLC—144A, 1.659%, due 10/30/19, VRN	A	1,000	1,005
United Technologies Corporation, 1.384%, due 11/1/19, VRN	A-	1,150	1,158
Citigroup, Inc., 1.800%, due 1/10/20, VRN	A	3,000	3,011
Branch Banking & Trust Co., 1.482%, due 1/15/20, VRN	A1	2,000	2,005
JPMorgan Chase & Co., 2.535%, due 3/1/21, VRN	A+	3,500	3,611
Total Corporate Obligations			76,586
Total Long-Term Investments—98.6% (cost $245,419)			244,578
Repurchase Agreement
Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $132, collateralized by U.S. Treasury Bond, 2.875%, due 5/15/43		132	132
Total Repurchase Agreement—0.1% (cost $132)			132

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Commercial Paper
Georgia-Pacific LLC, 0.963%, due 4/3/17	$3,150	$3,150
Intercontinental Exchange, Inc., 0.872%, due 4/3/17	3,150	3,150
Total Commercial Paper—2.5% (cost $6,300)		6,300
Total Investments—101.2% (cost $251,851)		251,010
Securities Sold Short, Not Yet Purchased
U.S. Government Agency
Federal National Mortgage Association (FNMA)—(6.0)%
TBA, 2.500%, due 4/1/32	(15,000)	(15,008)
Total Securities Sold Short, Not Yet Purchased—(6.0)% (proceeds $14,944)		(15,008)
Cash and other assets, less liabilities—4.8%		12,132
Net assets—100.0%		$248,134

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.
144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.
TBA = To Be Announced - TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after March 31, 2017. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.
VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Exchange-Traded Funds—61.5%
Equity Exchange-Traded Funds—54.5%
Consumer Staples Select Sector SPDR Fund	293,000	$15,992
Financial Select Sector SPDR Fund	322,000	7,641
Global X MSCI Greece ETF	1,992,000	15,856
iShares Global Energy ETF	433,000	14,376
iShares MSCI Brazil Capped ETF	418,000	15,658
iShares MSCI Chile Capped ETF	377,000	16,422
iShares MSCI Frontier 100 ETF	853,000	23,662
iShares MSCI India ETF	1,472,000	46,346
iShares MSCI Japan ETF	448,000	23,072
iShares MSCI Switzerland Capped ETF	313,000	10,010
iShares Russell 1000 Growth ETF	427,000	48,592
iShares Russell 1000 Value ETF	1,605,000	184,479
SPDR S&P 500 ETF Trust	1,439,000	339,230
Utilities Select Sector SPDR Fund	609,000	31,248
VanEck Vectors Russia ETF	2,243,000	46,363
Total Equity Exchange-Traded Funds		838,947
Fixed Income Exchange-Traded Funds—7.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	386,000	45,513
iShares JP Morgan USD Emerging Markets Bond ETF	275,000	31,267
SPDR Bloomberg Barclays High Yield Bond ETF	517,000	19,093
WisdomTree Emerging Markets Local Debt Fund	306,000	11,503
Total Fixed Income Exchange-Traded Funds		107,376
Total Exchange-Traded Funds—61.5% (cost $863,255)		946,323
Foreign Government Bond
Malaysia
Malaysia Government Bond, 3.580%, due 9/28/18	145,240 MYR	32,888
Total Foreign Government Bond—2.1% (cost $32,980)		32,888
Repurchase Agreement—27.4%
Fixed Income Clearing Corporation, 0.090% dated 3/31/17, due 4/3/17, repurchase price $421,399, collateralized by U.S. Treasury Bond, 2.875%, due 5/15/43	$421,399	421,399
Total Repurchase Agreement—27.4% (cost $421,399)		421,399
U.S. Government
U.S. Treasury Bill, 0.574%, due 4/27/17 (a)	10,000	9,995
U.S. Treasury Bill, 0.663%, due 5/25/17 (a)	8,000	7,992
U.S. Treasury Bill, 0.556%, due 6/22/17 (a)	8,000	7,987
U.S. Treasury Bill, 0.549%, due 7/20/17 (a)(b)	8,000	7,981
U.S. Treasury Bill, 0.578%, due 8/17/17 (a)	8,000	7,976
U.S. Treasury Bill, 0.611%, due 9/14/17 (a)	7,000	6,973
U.S. Treasury Bill, 0.681%, due 10/12/17(a)	8,000	7,962

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount or Contracts	Value
U.S. Government—(continued)
U.S. Treasury Bill, 0.679%, due 11/9/17 (a)	$8,000	$7,957
U.S. Treasury Bill, 0.831%, due 12/7/17 (a)	7,000	6,960
U.S. Treasury Bill, 0.870%, due 1/4/18 (a)(b)	7,500	7,446
U.S. Treasury Bill, 0.827%, due 2/1/18 (a)	7,000	6,944
U.S. Treasury Bill, 0.915%, due 3/1/18 (a)(b)	7,000	6,936
U.S. Treasury Bill, 1.033%, due 3/29/18	7,000	6,930
Total U.S. Government—6.5% (cost $100,098)		100,039
Purchased Options—0.5%
CAC 40 Index, June 2017, Strike 4,845 EUR, Put	8,677	988
CAC 40 Index, May 2017, Strike 5,100 EUR, Call	5,949	739
CAC 40 Index, May 2017, Strike 5,100 EUR, Put	5,949	1,049
ESTX Bank, May 2017, Strike 126.5 EUR, Put	335,194	1,957
FTSE MIB Index, May 2017, Strike 20,400 EUR, Put	3,097	2,267
Total Purchased Options—0.5% (cost $17,183)		7,000
Total Investments in Securities—98.0% (cost $1,434,915)		1,507,649
Cash and other assets, less liabilities—2.0%		30,907
Net assets—100.0%		$1,538,556

(a) Security, or portion of security, is segregated as collateral for centrally cleared swaps and to cover initial margin requirements on open futures contracts aggregating a total value of $85,544 (in thousands).

(b) Security, or portion of security, is pledged as collateral for OTC swap contracts and OTC options aggregating a total value of $2,755 (in thousands).

If a fund’s portfolio holdings represent ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the Investment Company Act of 1940. The Fund had the following transactions during the period ended March 31, 2017 with companies deemed affiliated during the period or at March 31, 2017.

		Share Activity				Period Ended March 31, 2017

	Security Name	Balance 12/31/2016	Purchases	Sales	Balance 03/31/2017	Value	Dividend Income	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)
p	Global X MSCI Greece ETF	2,126,000	—	134,000	1,992,000	$15,856	$—	$(351)	$677
	WisdomTree Emerging Markets Local Debt Fund ETF	326,500	—	20,500	306,000	11,503	139	(187)	768
						$27,359	$139	$(538)	$1,445

p	Affiliated company at March 31, 2017. The Fund’s total value in companies deemed to be affiliated at March 31, 2017 was $15,856.

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	Current Value	Net Unrealized Appreciation (Depreciation)
Purchased
6/21/17	Brazilian Real	Citibank N.A. London	41,222	$12,922	$193
6/21/17	Swiss Franc	Citibank N.A. London	2,077	2,084	1
6/21/17	Chinese Yuan Renminbi	Citibank N.A. London	325,057	46,883	353
6/21/17	Colombian Peso	Citibank N.A. London	119,131,640	40,981	1,744
6/21/17	British Pound Sterling	Citibank N.A. London	60,271	75,665	2,254
6/21/17	Hungarian Forint	Citibank N.A. London	12,938,942	44,857	850
6/21/17	Indonesian Rupiah	Citibank N.A. London	375,996,252	28,048	289
6/21/17	Indian Rupee	Citibank N.A. London	3,863,564	59,166	1,894
6/21/17	Japanese Yen	Citibank N.A. London	318,383	2,869	1
6/21/17	Mexican Peso	Citibank N.A. London	1,645,685	86,798	3,283
6/21/17	Philippine Peso	Citibank N.A. London	4,307,658	85,540	780
6/21/17	Polish Zloty	Citibank N.A. London	184,019	46,372	1,294

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts—(continued)

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	Current Value	Net Unrealized Appreciation (Depreciation)
Purchased — (continued)
6/21/17	Singapore Dollar	Citibank N.A. London	88,783	$63,509	$844
6/21/17	New Turkish Lira	Citibank N.A. London	55,591	14,941	455
6/21/17	South African Rand	Citibank N.A. London	547,580	40,236	(886)
					$13,349
Sold
6/21/17	Australian Dollar	Citibank N.A. London	86,266	$65,807	$(885)
6/21/17	Canadian Dollar	Citibank N.A. London	125,352	94,368	(1,301)
6/21/17	Swiss Franc	Citibank N.A. London	73,155	73,399	(864)
6/21/17	Chilean Peso	Citibank N.A. London	11,227,559	16,949	(135)
6/21/17	Colombian Peso	Citibank N.A. London	9,356,972	3,219	(5)
6/21/17	Czech Koruna	Citibank N.A. London	1,667,499	66,556	(878)
6/21/17	Euro	Citibank N.A. London	143,943	154,166	(1,615)
6/21/17	British Pound Sterling	Citibank N.A. London	3,286	4,125	(2)
6/21/17	Hong Kong Dollar	Citibank N.A. London	651,883	84,026	(23)
6/21/17	Indonesian Rupiah	Citibank N.A. London	375,996,252	28,049	(83)
6/21/17	Indian Rupee	Citibank N.A. London	265,463	4,065	(3)
6/21/17	Japanese Yen	Citibank N.A. London	8,390,510	75,613	(2,110)
6/21/17	South Korean Won	Citibank N.A. London	27,742,031	24,846	(730)
6/21/17	Mexican Peso	Citibank N.A. London	32,958	1,738	1
6/21/17	New Zealand Dollar	Citibank N.A. London	109,665	76,714	(1,064)
6/21/17	Polish Zloty	Citibank N.A. London	9,512	2,397	(4)
6/21/17	Russian Ruble	Citibank N.A. London	1,951,433	33,968	(1,662)
6/21/17	Singapore Dollar	Citibank N.A. London	4,244	3,036	(2)
6/21/17	Thai Baht	Citibank N.A. London	3,790,119	110,234	(3,048)
6/21/17	Taiwan Dollar	Citibank N.A. London	880,651	29,115	(661)
					$(15,074)

Futures Contracts

Number of Contracts	Description	Expiration Date	Local Currency	Notional Amount (Local, in Thousands)	Net Unrealized Appreciation (Depreciation)
Long
55	CAC 40 Index	April 2017	Euro	2,813	$81
1,237	IBEX 35 Index	April 2017	Euro	128,806	6,090
109	H-Shares Index	April 2017	Hong Kong Dollar	56,070	(77)
36	HANG SENG Index	April 2017	Hong Kong Dollar	43,436	(55)
1,601	MSCI Singapore ETS Index	April 2017	Singapore Dollar	55,931	487
164	MSCI Taiwan Index	April 2017	U.S. Dollar	5,948	(55)
346	KOSPI 200 Index	June 2017	South Korean Won	24,367,050	792
164	SPI 200 Index	June 2017	Australian Dollar	23,977	388
36	DAX Index	June 2017	Euro	11,096	269
8,550	EURO STOXX 600 Banks Index	June 2017	Euro	75,069	1,314
1,091	FTSE 100 Index	June 2017	British Pound Sterling	79,376	195

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Futures Contracts—(continued)

Number of Contracts	Description	Expiration Date	Local Currency	Notional Amount (Local, in Thousands)	Net Unrealized Appreciation (Depreciation)
Long — (continued)
728	FTSE MIB Index	June 2017	Euro	72,986	$3,166
					$12,595
Short
18	Amsterdam Index	April 2017	Euro	1,855	$(20)
455	OMXS 30 Index	April 2017	Swedish Krona	71,992	(142)
236	EURO-BTP	June 2017	Euro	30,843	(94)
709	NIKKEI 225 Index	June 2017	Japanese Yen	6,700,050	1,096
218	TOPIX Index	June 2017	Japanese Yen	3,297,250	540
1,946	FTSE/JSE Top 40 Index	June 2017	South African Rand	890,645	(1,613)
346	S&P TSX 60 Index	June 2017	Canadian Dollar	63,117	50
891	EURO STOXX 50 Index	June 2017	Euro	30,526	(677)
1,874	MEX BOLSA Index	June 2017	Mexican Peso	911,139	(1,137)
709	Russell 2000 Mini Index	June 2017	U.S. Dollar	49,077	(791)
3,684	S&P 500 E Mini Index	June 2017	U.S. Dollar	434,564	953
528	10YR Can Bond	June 2017	Canadian Dollar	72,505	(406)
127	Long Gilt	June 2017	British Pound Sterling	16,203	(427)
					$(2,668)

Centrally Cleared Interest Rate Swap

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Unrealized Appreciation (Depreciation)
3 Month STIBOR	Receive	1.250%	March 2027	CME	255,120 SEK	$(482)

Total Return Swaps

Reference Entity	Pay/Receive Floating Rate	Floating Rates	Maturity Dates	Counterparty	Notional Amount (in thousands)	Unrealized Appreciation (Depreciation)
10 YR T-Note Future	Receive	0.00 bp	Jun 2017	Credit Suisse International	$54,255	$(179)
5 YR T-Note Future	Receive	0.00 bp	Jun 2017	Credit Suisse International	17,634	(25)
Consumer Discretionary Select Sector Total Return Index	Receive	3 Month LIBOR plus 5 bp	Jun 2017	Goldman Sachs International	54,939	(335)
Dow Jones US Healthcare Total Return Index	Receive	3 Month LIBOR plus 20 bp	Jun 2017	Citibank N.A.	23,361	273
Dow Jones US Technology Total Return Index	Receive	3 Month LIBOR plus 20 bp	Jun 2017	Citibank N.A.	47,188	(172)
Dow Jones US Telecommunications Total Return Index	Receive	3 Month LIBOR plus 3 bp	Jun 2017	Goldman Sachs International	31,731	813

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2017 (all dollar amounts in thousands) (unaudited)

Total Return Swaps

Reference Entity	Pay/Receive Floating Rate	Floating Rates	Maturity Dates	Counterparty	Notional Amount (in thousands)	Unrealized Appreciation (Depreciation)
Total Return Swaps — (continued)
Euro - OAT Future	Receive	0.00 bp	Jun 2017	Credit Suisse International	72,767 EUR	$(19)
Euro STOXX Bank Gross Return Index	Receive	3 Month Euribor plus 100 bp	Jun 2017	Goldman Sachs International	7,492 EUR	(112)
MSCI China Small Cap Index (Net)	Pay	3 Month LIBOR plus 35 bp	Dec 2017	Goldman Sachs International	$10,770	726
MSCI China Small Cap Index (Net)	Pay	3 Month LIBOR plus 20 bp	Dec 2017	Citibank N.A.	6,597	322
MSCI China Small Cap Index (Net)	Pay	1 Month LIBOR plus 20 bp - 40 bp	May 2017 to Aug 2017	Citibank N.A.	14,950	1,890
MSCI Emerging Markets Small Cap (Net)	Pay	3 Month LIBOR plus 81 bp	Dec 2017 to Mar 2018	Credit Suisse International	29,403	2,518
MSCI Vietnam Daily Total Return Index	Pay	3 Month LIBOR plus 100 bp	Jun 2017	Goldman Sachs International	7,743	320
Vietnam Equity Basket	Pay	3 Month LIBOR plus 100 bp	Jun 2017	Goldman Sachs International	7,827	343
						$6,363

Variance Swap

Reference Entity	Pay/Receive Floating Rate	Variance Strike Price	Maturity Date	Counterparty	Notional Amount (in thousands)	Unrealized Appreciation (Depreciation)
Euro Stoxx 50	Pay	910.2289	Dec 2017	Citibank N.A.	757	$7,368

Centrally Cleared Credit Default Swaps

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Unrealized Appreciation (Depreciation)
iTRAXX Europe S26	Sell	1.000%	December 2021	ICE	$40,555	$48
iTRAXX Europe Crossover S26	Sell	5.000%	December 2021	ICE	12,453	248
						$296
Total Net Unrealized Appreciation (Depreciation) on Swaps						$13,545

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a mutual fund registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. The Trust currently consists of the following twenty-two funds (the “Funds”), each with its own investment objectives and policies. For each Fund, the number of shares authorized is unlimited.

Domestic Equity Funds	International Equity Funds
Growth	International Leaders
Large Cap Growth	International Equity
Mid Cap Growth	Institutional International Equity
Mid Cap Value	International Growth
Small-Mid Cap Growth	Institutional International Growth
Small-Mid Cap Value	International Small Cap Growth
Small Cap Growth	Emerging Markets Leaders
Small Cap Value	Emerging Markets Growth
Emerging Markets Small Cap Growth
Global Equity Fund
Global Leaders	Fixed Income Funds
Bond
Multi-Asset and Alternative Fund	Income
Macro Allocation	Low Duration

The investment objectives of the Funds are as follows:

Domestic Equity	Long-term capital appreciation.
Global Equity	Long-term capital appreciation.
International Equity	Long-term capital appreciation.
Fixed Income	High level of current income with relative stability of principal. (Maximize total return—Low Duration).
Multi-Asset and Alternative	Maximize long-term risk-adjusted total return.
1

(b) Income Taxes

The cost of investments for federal income tax purposes and related gross unrealized appreciation (depreciation) and net unrealized appreciation/(depreciation) at March 31, 2017 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth	$321,850	$80,440	$(2,548)	$77,892
Large Cap Growth	111,273	22,647	(1,147)	21,500
Mid Cap Growth	107,762	17,280	(2,410)	14,870
Mid Cap Value	2,576	575	(78)	497
Small-Mid Cap Growth	1,194,923	262,425	(19,671)	242,754
Small-Mid Cap Value	2,532	825	(52)	773
Small Cap Growth	328,671	90,866	(8,195)	82,671
Small Cap Value	539,600	172,138	(8,868)	163,270
Global Leaders	164,208	29,975	(1,291)	28,684
International Leaders	257,500	30,846	(2,233)	28,613
International Equity	78,594	12,010	(307)	11,703
Institutional International Equity	14,440	2,277	(73)	2,204
International Growth	2,705,091	353,491	(29,116)	324,375
Institutional International Growth	1,967,530	246,873	(20,981)	225,892
International Small Cap Growth	459,401	78,793	(8,510)	70,283
Emerging Markets Leaders	308,749	41,177	(2,172)	39,005
Emerging Markets Growth	974,696	160,415	(7,547)	152,868
Emerging Markets Small Cap Growth	293,010	50,559	(1,998)	48,561
Bond	538,176	10,918	(3,489)	7,429
Income	108,844	1,013	(729)	284
Low Duration	251,850	470	(1,310)	(840)
Macro Allocation	1,437,388	100,753	(30,492)	70,261

(c) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. As of March 31, 2017, each Fund’s outstanding repurchase agreement, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) TBA Securities

The Fixed Income Funds may invest in mortgage pass-through securities eligible to be sold in the “to-be announced” market (“TBAs”). TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. When a Fund sells TBAs, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold the securities. A Fund generally has the ability to close out a TBA obligation on or before the settlement date, rather than take delivery of the security.

(e) Securities Sold, Not Yet Purchased

A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker through which it made the short sale. A gain, limited to the price at which the fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. A fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the price it sold the security short.

(2) Valuation

(a) Investment Valuation

The value of domestic equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of March 31, 2017, fair valuation estimates for foreign equity securities were not obtained.

Fixed-income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements and commercial paper are valued at cost, which approximates fair value.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. Futures contracts (and options and swaps thereon) are valued at the most recent settlement price on the exchange on which they are traded most extensively. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Over-the-Counter (“OTC”) swap contracts are valued by an independent pricing service. Depending on the product and the terms of the transaction, the independent pricing service may use a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

Centrally cleared swaps listed or settled on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices.

Investments in other investment funds that are not exchange-traded funds are valued at the underlying fund’s ending net asset value on the date of valuation.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Valuation Procedures approved by the Board of Trustees. The value of fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

As of March 31, 2017, there were securities held in the International Growth, Institutional International Growth, and Emerging Markets Small Cap Growth Funds requiring fair valuation pursuant to the Valuation Procedures approved by the Board of Trustees.

2

(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A description of the valuation technique applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-Income Securities

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, asset-backed securities and non-U.S. bonds are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-Term Investments

Repurchase agreements and commercial paper are valued at cost, which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized as Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products valued by a Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Any transfers between Level 1 and Level 2 are disclosed, effective as of the beginning of the year, in the following tables with the reasons for the transfers disclosed in a note to the tables, if applicable. Transfer amounts are based on end of period values.

As of March 31, 2017, the hierarchical input levels of securities in each Fund, segregated by security class or other financial instruments, are shown below (in thousands). There were no transfers between Levels as of March 31, 2017.

3

Investments in securities	Growth	Large Cap Growth	Mid Cap Growth	Mid Cap Value
Level 1—Quoted prices
Common Stocks	$398,047	$132,106	$117,896	$3,073
Level 2—Other significant observable inputs
Short-Term Investments	1,695	667	4,736	—
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$399,742	$132,773	$122,632	$3,073

Investments in securities	Small-Mid Cap Growth	Small-Mid Cap Value	Small Cap Growth	Small Cap Value
Level 1—Quoted prices
Common Stocks	$1,421,086	$3,278	$387,490	$687,851
Exchange-Traded Fund	—	—	15,290	—
Level 2—Other significant observable inputs
Short-Term Investments	16,591	27	8,562	15,019
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$1,437,677	$3,305	$411,342	$702,870

Investments in securities	Global Leaders	International Leaders	International Equity	Institutional International Equity	International Growth
Level 1—Quoted prices
Common Stocks	$188,667	$278,887	$88,505	$16,365	$2,893,405
Preferred Stocks	—	—	—	—	75,059
Level 2—Other significant observable inputs
Affiliated Fund	—	—	—	—	164
Common Stocks	—	—	—	—	6,439
Short-Term Investments	4,225	7,226	1,792	279	54,399
Level 3—Significant unobservable inputs
Common Stocks	—	—	—	—	—
Total investments in securities	$192,892	$286,113	$90,297	$16,644	$3,029,466

Investments in securities	Institutional International Growth	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth
Level 1—Quoted prices
Common Stocks	$2,097,139	$523,755	$313,249	$1,036,856	$319,034
Preferred Stocks	54,367	—	22,613	47,304	3,557
Level 2—Other significant observable inputs
Affiliated Fund	102	—	—	202	—
Common Stocks	4,664	—	6,211	30,803	12,705
Short-Term Investments	37,150	5,929	5,681	12,399	6,275
Level 3—Significant unobservable inputs
Common Stocks	—	—	—	—	—
Total investments in securities	$2,193,422	$529,684	$347,754	$1,127,564	$341,571
4

Investments in securities	Bond	Income	Low Duration	Macro Allocation
Assets
Level 1—Quoted Prices
Exchange-Traded Fund	$—	$—	$—	$946,323
Purchased Option	—	—	—	—
Level 2—Other significant observable inputs
Asset-Backed Securities	9,142	6,366	50,617	—
Commercial Paper	1,750	—	6,300	—
Corporate Obligation/Notes	227,411	39,498	76,586	—
Purchased Option	—	—	—	7,000
Short-Term Investments	—	649	132	421,399
U.S. Government and U.S. Government Agency	307,302	62,615	117,375	100,039
Foreign Government	—	—	—	32,888
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$545,605	$109,128	$251,010	$1,507,649
Other financial instruments
Assets
Level 1—Quoted Prices
Futures Contracts	$—	$—	$—	$15,421
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	14,236
Swaps	8	—	—	14,869
Level 3—Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1—Quoted Prices
Futures Contracts	—	—	—	(5,494)
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	(15,961)
Swaps	—	—	—	(1,324)
U.S. Government Agency	—	—	(15,008)	—
Level 3—Significant unobservable inputs
None	—	—	—	—
Total Other Financial Instruments	$8	$—	$(15,008)	$21,747

Level 1 Common Stocks are exchange-traded securities with a quoted price. See Portfolio of Investments for Sector Classification.

The fair value estimates for the Level 3 securities in the International Growth and Institutional International Growth Funds were determined in good faith by the Pricing Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from a broker-dealer for the security, analysis of the company’s performance, and market trends that influence its performance. Level 3 securities represented 0.00% and 0.00% as a percentage of Net Assets in the International Growth and Institutional International Growth Funds, respectively.

5

(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. The Macro Allocation Fund may also use derivative instruments to obtain investment exposures.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

The Macro Allocation Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by Macro Allocation Fund with various counterparties and allow the Macro Allocation Fund to close out and net its total exposure to a counterparty in the event of a default.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other liquid assets equal to a certain percentage of the contract amount (initial margin deposit). Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund and a cash payment is either made to or received from the broker. Futures held through swaps are marked to market daily, however, a Fund does not make or receive cash payments to/from the broker. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

Options

The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Writing options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.

Forward Foreign Currency Contracts

The Global Equity, International Equity and Multi-Asset and Alternative Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

6

Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Swap agreements typically are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money.

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. A Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer, a Fund would make a payment for a positive return and would receive a payment for a negative return.

Variance Swap—A Fund may invest in variance swaps in order to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of a reference entity. The payer agrees to exchange the fixed rate, or the variance strike price of the reference entity, to the receiver for the floating rate, or realized variance price of the reference entity. At the time the trade is originated, the agreed upon variance strike price is generally set so that the fair value of the swap is near zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance price of the swap and the variance strike price multiplied by the notional, or vega amount. As a receiver of the floating rate, a Fund would receive a payment if the final realized variance price is greater than the variance strike price and would make a payment if the final realized variance price is less than the variance strike price. As a payer of the floating rate, a Fund would receive a payment if the final realized variance price is less than the variance strike price and would make a payment if the final realized variance price is greater than the variance strike price.

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Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: May 24, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: May 24, 2017

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Treasurer (Principal Financial Officer)

Date: May 24, 2017